UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2025

Item 1: Report(s) to Shareholders.

Class A

LAMAX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.52%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	S&P 500 Index
11/30/2015	$9,425	$10,000
12/31/2015	$9,340	$9,842
1/31/2016	$9,192	$9,354
2/29/2016	$9,269	$9,341
3/31/2016	$9,906	$9,975
4/30/2016	$9,949	$10,014
5/31/2016	$10,148	$10,193
6/30/2016	$10,391	$10,220
7/31/2016	$10,548	$10,597
8/31/2016	$10,505	$10,612
9/30/2016	$10,469	$10,614
10/31/2016	$10,233	$10,420
11/30/2016	$10,613	$10,806
12/31/2016	$10,753	$11,019
1/31/2017	$10,830	$11,228
2/28/2017	$11,253	$11,674
3/31/2017	$11,223	$11,688
4/30/2017	$11,346	$11,808
5/31/2017	$11,532	$11,974
6/30/2017	$11,507	$12,049
7/31/2017	$11,584	$12,297
8/31/2017	$11,577	$12,334
9/30/2017	$11,895	$12,589
10/31/2017	$12,113	$12,882
11/30/2017	$12,667	$13,277
12/31/2017	$12,806	$13,425
1/31/2018	$13,405	$14,194
2/28/2018	$12,698	$13,671
3/31/2018	$12,454	$13,323
4/30/2018	$12,404	$13,374
5/31/2018	$12,546	$13,696
6/30/2018	$12,609	$13,781
7/31/2018	$13,163	$14,294
8/31/2018	$13,465	$14,759
9/30/2018	$13,669	$14,843
10/31/2018	$12,751	$13,829
11/30/2018	$13,264	$14,111
12/31/2018	$12,200	$12,837
1/31/2019	$12,846	$13,865
2/28/2019	$13,400	$14,310
3/31/2019	$13,656	$14,588
4/30/2019	$14,058	$15,179
5/31/2019	$13,346	$14,215
6/30/2019	$14,196	$15,216
7/31/2019	$14,480	$15,435
8/31/2019	$14,508	$15,190
9/30/2019	$14,810	$15,475
10/31/2019	$14,736	$15,810
11/30/2019	$15,067	$16,384
12/31/2019	$15,443	$16,878
1/31/2020	$15,298	$16,872
2/29/2020	$14,016	$15,483
3/31/2020	$12,375	$13,570
4/30/2020	$13,769	$15,310
5/31/2020	$14,572	$16,039
6/30/2020	$14,747	$16,358
7/31/2020	$15,524	$17,281
8/31/2020	$16,475	$18,523
9/30/2020	$16,155	$17,819
10/31/2020	$15,766	$17,345
11/30/2020	$17,343	$19,244
12/31/2020	$17,836	$19,984
1/31/2021	$17,337	$19,782
2/28/2021	$17,846	$20,327
3/31/2021	$18,597	$21,218
4/30/2021	$19,507	$22,350
5/31/2021	$19,807	$22,506
6/30/2021	$19,992	$23,032
7/31/2021	$20,533	$23,579
8/31/2021	$21,174	$24,296
9/30/2021	$20,017	$23,166
10/31/2021	$21,543	$24,789
11/30/2021	$21,322	$24,617
12/31/2021	$22,414	$25,720
1/31/2022	$20,976	$24,389
2/28/2022	$20,338	$23,659
3/31/2022	$20,906	$24,537
4/30/2022	$19,390	$22,398
5/31/2022	$19,455	$22,439
6/30/2022	$18,318	$20,587
7/31/2022	$19,883	$22,485
8/31/2022	$19,089	$21,568
9/30/2022	$17,514	$19,581
10/31/2022	$19,027	$21,167
11/30/2022	$20,193	$22,350
12/31/2022	$19,381	$21,062
1/31/2023	$20,000	$22,385
2/28/2023	$19,576	$21,839
3/31/2023	$19,869	$22,641
4/30/2023	$20,316	$22,994
5/31/2023	$19,857	$23,094
6/30/2023	$21,047	$24,620
7/31/2023	$21,518	$25,411
8/31/2023	$21,461	$25,007
9/30/2023	$20,444	$23,814
10/31/2023	$20,052	$23,314
11/30/2023	$21,723	$25,443
12/31/2023	$22,549	$26,599
1/31/2024	$23,002	$27,046
2/29/2024	$24,245	$28,490
3/31/2024	$24,975	$29,406
4/30/2024	$23,812	$28,205
5/31/2024	$25,022	$29,604
6/30/2024	$25,741	$30,666
7/31/2024	$26,417	$31,039
8/31/2024	$27,256	$31,792
9/30/2024	$27,683	$32,471
10/31/2024	$27,578	$32,177
11/30/2024	$28,944	$34,066
12/31/2024	$27,585	$33,254
1/31/2025	$28,330	$34,180
2/28/2025	$28,415	$33,734
3/31/2025	$26,963	$31,833
4/30/2025	$26,865	$31,617
5/31/2025	$28,149	$33,607
6/30/2025	$29,312	$35,316
7/31/2025	$29,863	$36,109
8/31/2025	$30,403	$36,841
9/30/2025	$31,386	$38,185
10/31/2025	$31,448	$39,079
11/30/2025	$31,988	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	10.52%	13.02%	13.00%
Class A with sales charge	4.17%	11.69%	12.33%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAMAX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-573-A

01/26

Class C

LAMCX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.74%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,905	$9,842
1/31/2016	$9,739	$9,354
2/29/2016	$9,822	$9,341
3/31/2016	$10,479	$9,975
4/30/2016	$10,517	$10,014
5/31/2016	$10,729	$10,193
6/30/2016	$10,978	$10,220
7/31/2016	$11,137	$10,597
8/31/2016	$11,084	$10,612
9/30/2016	$11,034	$10,614
10/31/2016	$10,782	$10,420
11/30/2016	$11,171	$10,806
12/31/2016	$11,317	$11,019
1/31/2017	$11,390	$11,228
2/28/2017	$11,824	$11,674
3/31/2017	$11,795	$11,688
4/30/2017	$11,910	$11,808
5/31/2017	$12,099	$11,974
6/30/2017	$12,065	$12,049
7/31/2017	$12,139	$12,297
8/31/2017	$12,123	$12,334
9/30/2017	$12,446	$12,589
10/31/2017	$12,669	$12,882
11/30/2017	$13,246	$13,277
12/31/2017	$13,378	$13,425
1/31/2018	$13,995	$14,194
2/28/2018	$13,246	$13,671
3/31/2018	$12,981	$13,323
4/30/2018	$12,928	$13,374
5/31/2018	$13,060	$13,696
6/30/2018	$13,124	$13,781
7/31/2018	$13,690	$14,294
8/31/2018	$13,991	$14,759
9/30/2018	$14,197	$14,843
10/31/2018	$13,241	$13,829
11/30/2018	$13,763	$14,111
12/31/2018	$12,646	$12,837
1/31/2019	$13,315	$13,865
2/28/2019	$13,879	$14,310
3/31/2019	$14,131	$14,588
4/30/2019	$14,542	$15,179
5/31/2019	$13,796	$14,215
6/30/2019	$14,670	$15,216
7/31/2019	$14,948	$15,435
8/31/2019	$14,967	$15,190
9/30/2019	$15,264	$15,475
10/31/2019	$15,187	$15,810
11/30/2019	$15,514	$16,384
12/31/2019	$15,887	$16,878
1/31/2020	$15,726	$16,872
2/29/2020	$14,408	$15,483
3/31/2020	$12,716	$13,570
4/30/2020	$14,137	$15,310
5/31/2020	$14,943	$16,039
6/30/2020	$15,117	$16,358
7/31/2020	$15,905	$17,281
8/31/2020	$16,863	$18,523
9/30/2020	$16,537	$17,819
10/31/2020	$16,124	$17,345
11/30/2020	$17,719	$19,244
12/31/2020	$18,218	$19,984
1/31/2021	$17,691	$19,782
2/28/2021	$18,198	$20,327
3/31/2021	$18,963	$21,218
4/30/2021	$19,874	$22,350
5/31/2021	$20,163	$22,506
6/30/2021	$20,350	$23,032
7/31/2021	$20,877	$23,579
8/31/2021	$21,519	$24,296
9/30/2021	$20,325	$23,166
10/31/2021	$21,867	$24,789
11/30/2021	$21,629	$24,617
12/31/2021	$22,726	$25,720
1/31/2022	$21,245	$24,389
2/28/2022	$20,588	$23,659
3/31/2022	$21,156	$24,537
4/30/2022	$19,608	$22,398
5/31/2022	$19,664	$22,439
6/30/2022	$18,501	$20,587
7/31/2022	$20,063	$22,485
8/31/2022	$19,260	$21,568
9/30/2022	$17,654	$19,581
10/31/2022	$19,171	$21,167
11/30/2022	$20,330	$22,350
12/31/2022	$19,498	$21,062
1/31/2023	$20,108	$22,385
2/28/2023	$19,674	$21,839
3/31/2023	$19,956	$22,641
4/30/2023	$20,390	$22,994
5/31/2023	$19,921	$23,094
6/30/2023	$21,096	$24,620
7/31/2023	$21,565	$25,411
8/31/2023	$21,482	$25,007
9/30/2023	$20,452	$23,814
10/31/2023	$20,054	$23,314
11/30/2023	$21,706	$25,443
12/31/2023	$22,518	$26,599
1/31/2024	$22,954	$27,046
2/29/2024	$24,181	$28,490
3/31/2024	$24,901	$29,406
4/30/2024	$23,721	$28,205
5/31/2024	$24,913	$29,604
6/30/2024	$25,609	$30,666
7/31/2024	$26,269	$31,039
8/31/2024	$27,083	$31,792
9/30/2024	$27,484	$32,471
10/31/2024	$27,366	$32,177
11/30/2024	$28,699	$34,066
12/31/2024	$27,339	$33,254
1/31/2025	$28,067	$34,180
2/28/2025	$28,128	$33,734
3/31/2025	$26,674	$31,833
4/30/2025	$26,563	$31,617
5/31/2025	$27,808	$33,607
6/30/2025	$28,942	$35,316
7/31/2025	$29,472	$36,109
8/31/2025	$29,977	$36,841
9/30/2025	$30,939	$38,185
10/31/2025	$30,976	$39,079
11/30/2025	$31,493	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	9.74%	12.19%	12.16%
Class C with sales charge	8.74%	12.19%	12.16%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LAMCX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-575-C

01/26

Class F

LAMFX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$67	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.79%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,914	$9,842
1/31/2016	$9,756	$9,354
2/29/2016	$9,846	$9,341
3/31/2016	$10,512	$9,975
4/30/2016	$10,557	$10,014
5/31/2016	$10,776	$10,193
6/30/2016	$11,038	$10,220
7/31/2016	$11,205	$10,597
8/31/2016	$11,160	$10,612
9/30/2016	$11,119	$10,614
10/31/2016	$10,868	$10,420
11/30/2016	$11,272	$10,806
12/31/2016	$11,433	$11,019
1/31/2017	$11,507	$11,228
2/28/2017	$11,965	$11,674
3/31/2017	$11,938	$11,688
4/30/2017	$12,070	$11,808
5/31/2017	$12,259	$11,974
6/30/2017	$12,245	$12,049
7/31/2017	$12,328	$12,297
8/31/2017	$12,320	$12,334
9/30/2017	$12,664	$12,589
10/31/2017	$12,904	$12,882
11/30/2017	$13,493	$13,277
12/31/2017	$13,637	$13,425
1/31/2018	$14,276	$14,194
2/28/2018	$13,531	$13,671
3/31/2018	$13,268	$13,323
4/30/2018	$13,223	$13,374
5/31/2018	$13,374	$13,696
6/30/2018	$13,447	$13,781
7/31/2018	$14,037	$14,294
8/31/2018	$14,368	$14,759
9/30/2018	$14,582	$14,843
10/31/2018	$13,612	$13,829
11/30/2018	$14,169	$14,111
12/31/2018	$13,029	$12,837
1/31/2019	$13,727	$13,865
2/28/2019	$14,319	$14,310
3/31/2019	$14,588	$14,588
4/30/2019	$15,026	$15,179
5/31/2019	$14,266	$14,215
6/30/2019	$15,180	$15,216
7/31/2019	$15,483	$15,435
8/31/2019	$15,522	$15,190
9/30/2019	$15,841	$15,475
10/31/2019	$15,772	$15,810
11/30/2019	$16,126	$16,384
12/31/2019	$16,522	$16,878
1/31/2020	$16,378	$16,872
2/29/2020	$15,008	$15,483
3/31/2020	$13,261	$13,570
4/30/2020	$14,750	$15,310
5/31/2020	$15,609	$16,039
6/30/2020	$15,812	$16,358
7/31/2020	$16,643	$17,281
8/31/2020	$17,660	$18,523
9/30/2020	$17,335	$17,819
10/31/2020	$16,908	$17,345
11/30/2020	$18,605	$19,244
12/31/2020	$19,140	$19,984
1/31/2021	$18,606	$19,782
2/28/2021	$19,151	$20,327
3/31/2021	$19,972	$21,218
4/30/2021	$20,958	$22,350
5/31/2021	$21,279	$22,506
6/30/2021	$21,484	$23,032
7/31/2021	$22,074	$23,579
8/31/2021	$22,761	$24,296
9/30/2021	$21,519	$23,166
10/31/2021	$23,165	$24,789
11/30/2021	$22,939	$24,617
12/31/2021	$24,117	$25,720
1/31/2022	$22,565	$24,389
2/28/2022	$21,881	$23,659
3/31/2022	$22,509	$24,537
4/30/2022	$20,872	$22,398
5/31/2022	$20,954	$22,439
6/30/2022	$19,739	$20,587
7/31/2022	$21,417	$22,485
8/31/2022	$20,578	$21,568
9/30/2022	$18,884	$19,581
10/31/2022	$20,508	$21,167
11/30/2022	$21,781	$22,350
12/31/2022	$20,907	$21,062
1/31/2023	$21,570	$22,385
2/28/2023	$21,115	$21,839
3/31/2023	$21,448	$22,641
4/30/2023	$21,941	$22,994
5/31/2023	$21,436	$23,094
6/30/2023	$22,720	$24,620
7/31/2023	$23,250	$25,411
8/31/2023	$23,176	$25,007
9/30/2023	$22,092	$23,814
10/31/2023	$21,683	$23,314
11/30/2023	$23,489	$25,443
12/31/2023	$24,384	$26,599
1/31/2024	$24,870	$27,046
2/29/2024	$26,230	$28,490
3/31/2024	$27,036	$29,406
4/30/2024	$25,773	$28,205
5/31/2024	$27,086	$29,604
6/30/2024	$27,868	$30,666
7/31/2024	$28,607	$31,039
8/31/2024	$29,534	$31,792
9/30/2024	$29,990	$32,471
10/31/2024	$29,877	$32,177
11/30/2024	$31,370	$34,066
12/31/2024	$29,908	$33,254
1/31/2025	$30,721	$34,180
2/28/2025	$30,813	$33,734
3/31/2025	$29,237	$31,833
4/30/2025	$29,145	$31,617
5/31/2025	$30,539	$33,607
6/30/2025	$31,813	$35,316
7/31/2025	$32,419	$36,109
8/31/2025	$33,012	$36,841
9/30/2025	$34,082	$38,185
10/31/2025	$34,161	$39,079
11/30/2025	$34,755	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	10.79%	13.31%	13.27%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAMFX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1020-F

01/26

Class F3

LRMAX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$61	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.87%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	S&P 500 Index
4/4/2017	$10,000	$10,000
4/30/2017	$10,123	$10,112
5/31/2017	$10,286	$10,254
6/30/2017	$10,271	$10,318
7/31/2017	$10,347	$10,530
8/31/2017	$10,340	$10,562
9/30/2017	$10,628	$10,780
10/31/2017	$10,828	$11,032
11/30/2017	$11,331	$11,370
12/31/2017	$11,454	$11,496
1/31/2018	$11,991	$12,155
2/28/2018	$11,365	$11,707
3/31/2018	$11,143	$11,409
4/30/2018	$11,106	$11,453
5/31/2018	$11,239	$11,729
6/30/2018	$11,302	$11,801
7/31/2018	$11,792	$12,240
8/31/2018	$12,067	$12,639
9/30/2018	$12,255	$12,711
10/31/2018	$11,442	$11,842
11/30/2018	$11,905	$12,083
12/31/2018	$10,947	$10,992
1/31/2019	$11,534	$11,873
2/28/2019	$12,033	$12,254
3/31/2019	$12,259	$12,493
4/30/2019	$12,631	$12,998
5/31/2019	$11,993	$12,172
6/30/2019	$12,762	$13,030
7/31/2019	$13,014	$13,218
8/31/2019	$13,046	$13,008
9/30/2019	$13,322	$13,252
10/31/2019	$13,265	$13,539
11/30/2019	$13,559	$14,030
12/31/2019	$13,900	$14,453
1/31/2020	$13,772	$14,448
2/29/2020	$12,626	$13,258
3/31/2020	$11,155	$11,621
4/30/2020	$12,408	$13,111
5/31/2020	$13,138	$13,735
6/30/2020	$13,302	$14,008
7/31/2020	$14,000	$14,798
8/31/2020	$14,862	$15,862
9/30/2020	$14,588	$15,259
10/31/2020	$14,233	$14,853
11/30/2020	$15,660	$16,479
12/31/2020	$16,108	$17,113
1/31/2021	$15,656	$16,940
2/28/2021	$16,126	$17,407
3/31/2021	$16,813	$18,169
4/30/2021	$17,640	$19,139
5/31/2021	$17,907	$19,273
6/30/2021	$18,091	$19,723
7/31/2021	$18,582	$20,191
8/31/2021	$19,161	$20,805
9/30/2021	$18,125	$19,838
10/31/2021	$19,511	$21,227
11/30/2021	$19,315	$21,080
12/31/2021	$20,307	$22,025
1/31/2022	$19,009	$20,885
2/28/2022	$18,431	$20,260
3/31/2022	$18,958	$21,012
4/30/2022	$17,589	$19,180
5/31/2022	$17,657	$19,215
6/30/2022	$16,627	$17,629
7/31/2022	$18,050	$19,254
8/31/2022	$17,334	$18,469
9/30/2022	$15,912	$16,768
10/31/2022	$17,281	$18,126
11/30/2022	$18,359	$19,139
12/31/2022	$17,617	$18,036
1/31/2023	$18,178	$19,169
2/28/2023	$17,800	$18,702
3/31/2023	$18,073	$19,388
4/30/2023	$18,492	$19,691
5/31/2023	$18,073	$19,777
6/30/2023	$19,155	$21,083
7/31/2023	$19,596	$21,761
8/31/2023	$19,545	$21,414
9/30/2023	$18,629	$20,393
10/31/2023	$18,280	$19,964
11/30/2023	$19,802	$21,788
12/31/2023	$20,561	$22,777
1/31/2024	$20,976	$23,160
2/29/2024	$22,117	$24,397
3/31/2024	$22,793	$25,182
4/30/2024	$21,732	$24,153
5/31/2024	$22,845	$25,351
6/30/2024	$23,501	$26,260
7/31/2024	$24,127	$26,580
8/31/2024	$24,908	$27,225
9/30/2024	$25,294	$27,806
10/31/2024	$25,210	$27,554
11/30/2024	$26,464	$29,172
12/31/2024	$25,232	$28,476
1/31/2025	$25,920	$29,269
2/28/2025	$25,996	$28,887
3/31/2025	$24,670	$27,260
4/30/2025	$24,593	$27,075
5/31/2025	$25,775	$28,779
6/30/2025	$26,852	$30,243
7/31/2025	$27,357	$30,921
8/31/2025	$27,850	$31,548
9/30/2025	$28,770	$32,700
10/31/2025	$28,836	$33,465
11/30/2025	$29,341	$33,547

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	10.87%	13.38%	13.24%
S&P 500 Index	15.00%	15.28%	15.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LRMAX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8953-F3

01/26

Class I

LAMYX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.80%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,917	$9,842
1/31/2016	$9,753	$9,354
2/29/2016	$9,850	$9,341
3/31/2016	$10,520	$9,975
4/30/2016	$10,565	$10,014
5/31/2016	$10,789	$10,193
6/30/2016	$11,045	$10,220
7/31/2016	$11,218	$10,597
8/31/2016	$11,172	$10,612
9/30/2016	$11,135	$10,614
10/31/2016	$10,885	$10,420
11/30/2016	$11,286	$10,806
12/31/2016	$11,448	$11,019
1/31/2017	$11,529	$11,228
2/28/2017	$11,984	$11,674
3/31/2017	$11,951	$11,688
4/30/2017	$12,089	$11,808
5/31/2017	$12,277	$11,974
6/30/2017	$12,258	$12,049
7/31/2017	$12,348	$12,297
8/31/2017	$12,340	$12,334
9/30/2017	$12,685	$12,589
10/31/2017	$12,924	$12,882
11/30/2017	$13,517	$13,277
12/31/2017	$13,663	$13,425
1/31/2018	$14,306	$14,194
2/28/2018	$13,549	$13,671
3/31/2018	$13,291	$13,323
4/30/2018	$13,247	$13,374
5/31/2018	$13,397	$13,696
6/30/2018	$13,472	$13,781
7/31/2018	$14,059	$14,294
8/31/2018	$14,387	$14,759
9/30/2018	$14,603	$14,843
10/31/2018	$13,639	$13,829
11/30/2018	$14,183	$14,111
12/31/2018	$13,046	$12,837
1/31/2019	$13,749	$13,865
2/28/2019	$14,337	$14,310
3/31/2019	$14,616	$14,588
4/30/2019	$15,051	$15,179
5/31/2019	$14,287	$14,215
6/30/2019	$15,207	$15,216
7/31/2019	$15,509	$15,435
8/31/2019	$15,547	$15,190
9/30/2019	$15,867	$15,475
10/31/2019	$15,799	$15,810
11/30/2019	$16,150	$16,384
12/31/2019	$16,558	$16,878
1/31/2020	$16,404	$16,872
2/29/2020	$15,034	$15,483
3/31/2020	$13,283	$13,570
4/30/2020	$14,783	$15,310
5/31/2020	$15,636	$16,039
6/30/2020	$15,831	$16,358
7/31/2020	$16,666	$17,281
8/31/2020	$17,698	$18,523
9/30/2020	$17,358	$17,819
10/31/2020	$16,945	$17,345
11/30/2020	$18,641	$19,244
12/31/2020	$19,177	$19,984
1/31/2021	$18,635	$19,782
2/28/2021	$19,188	$20,327
3/31/2021	$20,008	$21,218
4/30/2021	$20,988	$22,350
5/31/2021	$21,307	$22,506
6/30/2021	$21,516	$23,032
7/31/2021	$22,102	$23,579
8/31/2021	$22,796	$24,296
9/30/2021	$21,556	$23,166
10/31/2021	$23,203	$24,789
11/30/2021	$22,979	$24,617
12/31/2021	$24,154	$25,720
1/31/2022	$22,600	$24,389
2/28/2022	$21,921	$23,659
3/31/2022	$22,551	$24,537
4/30/2022	$20,912	$22,398
5/31/2022	$20,993	$22,439
6/30/2022	$19,772	$20,587
7/31/2022	$21,464	$22,485
8/31/2022	$20,606	$21,568
9/30/2022	$18,916	$19,581
10/31/2022	$20,542	$21,167
11/30/2022	$21,820	$22,350
12/31/2022	$20,944	$21,062
1/31/2023	$21,616	$22,385
2/28/2023	$21,164	$21,839
3/31/2023	$21,477	$22,641
4/30/2023	$21,980	$22,994
5/31/2023	$21,477	$23,094
6/30/2023	$22,760	$24,620
7/31/2023	$23,289	$25,411
8/31/2023	$23,227	$25,007
9/30/2023	$22,131	$23,814
10/31/2023	$21,712	$23,314
11/30/2023	$23,522	$25,443
12/31/2023	$24,431	$26,599
1/31/2024	$24,915	$27,046
2/29/2024	$26,269	$28,490
3/31/2024	$27,078	$29,406
4/30/2024	$25,821	$28,205
5/31/2024	$27,128	$29,604
6/30/2024	$27,914	$30,666
7/31/2024	$28,663	$31,039
8/31/2024	$29,573	$31,792
9/30/2024	$30,035	$32,471
10/31/2024	$29,935	$32,177
11/30/2024	$31,423	$34,066
12/31/2024	$29,961	$33,254
1/31/2025	$30,772	$34,180
2/28/2025	$30,864	$33,734
3/31/2025	$29,288	$31,833
4/30/2025	$29,196	$31,617
5/31/2025	$30,599	$33,607
6/30/2025	$31,876	$35,316
7/31/2025	$32,480	$36,109
8/31/2025	$33,058	$36,841
9/30/2025	$34,146	$38,185
10/31/2025	$34,225	$39,079
11/30/2025	$34,818	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	10.80%	13.31%	13.29%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAMYX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-577-I

01/26

Class P

LAMPX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$115	1.09%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.34%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,913	$9,842
1/31/2016	$9,749	$9,354
2/29/2016	$9,838	$9,341
3/31/2016	$10,506	$9,975
4/30/2016	$10,551	$10,014
5/31/2016	$10,761	$10,193
6/30/2016	$11,019	$10,220
7/31/2016	$11,185	$10,597
8/31/2016	$11,132	$10,612
9/30/2016	$11,089	$10,614
10/31/2016	$10,840	$10,420
11/30/2016	$11,240	$10,806
12/31/2016	$11,389	$11,019
1/31/2017	$11,462	$11,228
2/28/2017	$11,916	$11,674
3/31/2017	$11,887	$11,688
4/30/2017	$12,009	$11,808
5/31/2017	$12,196	$11,974
6/30/2017	$12,172	$12,049
7/31/2017	$12,253	$12,297
8/31/2017	$12,245	$12,334
9/30/2017	$12,574	$12,589
10/31/2017	$12,812	$12,882
11/30/2017	$13,394	$13,277
12/31/2017	$13,534	$13,425
1/31/2018	$14,164	$14,194
2/28/2018	$13,412	$13,671
3/31/2018	$13,156	$13,323
4/30/2018	$13,104	$13,374
5/31/2018	$13,244	$13,696
6/30/2018	$13,313	$13,781
7/31/2018	$13,894	$14,294
8/31/2018	$14,211	$14,759
9/30/2018	$14,419	$14,843
10/31/2018	$13,455	$13,829
11/30/2018	$13,994	$14,111
12/31/2018	$12,869	$12,837
1/31/2019	$13,546	$13,865
2/28/2019	$14,128	$14,310
3/31/2019	$14,396	$14,588
4/30/2019	$14,817	$15,179
5/31/2019	$14,071	$14,215
6/30/2019	$14,961	$15,216
7/31/2019	$15,249	$15,435
8/31/2019	$15,287	$15,190
9/30/2019	$15,595	$15,475
10/31/2019	$15,518	$15,810
11/30/2019	$15,864	$16,384
12/31/2019	$16,250	$16,878
1/31/2020	$16,099	$16,872
2/29/2020	$14,748	$15,483
3/31/2020	$13,023	$13,570
4/30/2020	$14,489	$15,310
5/31/2020	$15,319	$16,039
6/30/2020	$15,514	$16,358
7/31/2020	$16,326	$17,281
8/31/2020	$17,319	$18,523
9/30/2020	$16,987	$17,819
10/31/2020	$16,571	$17,345
11/30/2020	$18,217	$19,244
12/31/2020	$18,733	$19,984
1/31/2021	$18,202	$19,782
2/28/2021	$18,733	$20,327
3/31/2021	$19,528	$21,218
4/30/2021	$20,488	$22,350
5/31/2021	$20,790	$22,506
6/30/2021	$20,982	$23,032
7/31/2021	$21,546	$23,579
8/31/2021	$22,215	$24,296
9/30/2021	$20,996	$23,166
10/31/2021	$22,597	$24,789
11/30/2021	$22,356	$24,617
12/31/2021	$23,504	$25,720
1/31/2022	$21,985	$24,389
2/28/2022	$21,310	$23,659
3/31/2022	$21,912	$24,537
4/30/2022	$20,313	$22,398
5/31/2022	$20,380	$22,439
6/30/2022	$19,187	$20,587
7/31/2022	$20,825	$22,485
8/31/2022	$19,989	$21,568
9/30/2022	$18,341	$19,581
10/31/2022	$19,913	$21,167
11/30/2022	$21,135	$22,350
12/31/2022	$20,283	$21,062
1/31/2023	$20,925	$22,385
2/28/2023	$20,473	$21,839
3/31/2023	$20,779	$22,641
4/30/2023	$21,243	$22,994
5/31/2023	$20,767	$23,094
6/30/2023	$21,990	$24,620
7/31/2023	$22,490	$25,411
8/31/2023	$22,419	$25,007
9/30/2023	$21,364	$23,814
10/31/2023	$20,946	$23,314
11/30/2023	$22,690	$25,443
12/31/2023	$23,547	$26,599
1/31/2024	$24,016	$27,046
2/29/2024	$25,303	$28,490
3/31/2024	$26,072	$29,406
4/30/2024	$24,855	$28,205
5/31/2024	$26,108	$29,604
6/30/2024	$26,850	$30,666
7/31/2024	$27,550	$31,039
8/31/2024	$28,430	$31,792
9/30/2024	$28,859	$32,471
10/31/2024	$28,750	$32,177
11/30/2024	$30,163	$34,066
12/31/2024	$28,756	$33,254
1/31/2025	$29,525	$34,180
2/28/2025	$29,601	$33,734
3/31/2025	$28,074	$31,833
4/30/2025	$27,972	$31,617
5/31/2025	$29,299	$33,607
6/30/2025	$30,522	$35,316
7/31/2025	$31,091	$36,109
8/31/2025	$31,635	$36,841
9/30/2025	$32,661	$38,185
10/31/2025	$32,712	$39,079
11/30/2025	$33,282	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	10.34%	12.81%	12.78%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LAMPX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-576-P

01/26

Class R2

LAMQX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$130	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.14%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,910	$9,842
1/31/2016	$9,747	$9,354
2/29/2016	$9,829	$9,341
3/31/2016	$10,497	$9,975
4/30/2016	$10,535	$10,014
5/31/2016	$10,751	$10,193
6/30/2016	$11,001	$10,220
7/31/2016	$11,166	$10,597
8/31/2016	$11,121	$10,612
9/30/2016	$11,073	$10,614
10/31/2016	$10,818	$10,420
11/30/2016	$11,216	$10,806
12/31/2016	$11,370	$11,019
1/31/2017	$11,442	$11,228
2/28/2017	$11,885	$11,674
3/31/2017	$11,860	$11,688
4/30/2017	$11,982	$11,808
5/31/2017	$12,168	$11,974
6/30/2017	$12,139	$12,049
7/31/2017	$12,220	$12,297
8/31/2017	$12,204	$12,334
9/30/2017	$12,543	$12,589
10/31/2017	$12,771	$12,882
11/30/2017	$13,348	$13,277
12/31/2017	$13,491	$13,425
1/31/2018	$14,116	$14,194
2/28/2018	$13,369	$13,671
3/31/2018	$13,104	$13,323
4/30/2018	$13,051	$13,374
5/31/2018	$13,200	$13,696
6/30/2018	$13,263	$13,781
7/31/2018	$13,839	$14,294
8/31/2018	$14,154	$14,759
9/30/2018	$14,362	$14,843
10/31/2018	$13,398	$13,829
11/30/2018	$13,933	$14,111
12/31/2018	$12,805	$12,837
1/31/2019	$13,485	$13,865
2/28/2019	$14,061	$14,310
3/31/2019	$14,324	$14,588
4/30/2019	$14,741	$15,179
5/31/2019	$13,992	$14,215
6/30/2019	$14,877	$15,216
7/31/2019	$15,162	$15,435
8/31/2019	$15,200	$15,190
9/30/2019	$15,500	$15,475
10/31/2019	$15,423	$15,810
11/30/2019	$15,766	$16,384
12/31/2019	$16,152	$16,878
1/31/2020	$15,992	$16,872
2/29/2020	$14,656	$15,483
3/31/2020	$12,931	$13,570
4/30/2020	$14,390	$15,310
5/31/2020	$15,220	$16,039
6/30/2020	$15,396	$16,358
7/31/2020	$16,208	$17,281
8/31/2020	$17,189	$18,523
9/30/2020	$16,855	$17,819
10/31/2020	$16,444	$17,345
11/30/2020	$18,079	$19,244
12/31/2020	$18,593	$19,984
1/31/2021	$18,058	$19,782
2/28/2021	$18,593	$20,327
3/31/2021	$19,370	$21,218
4/30/2021	$20,317	$22,350
5/31/2021	$20,615	$22,506
6/30/2021	$20,807	$23,032
7/31/2021	$21,363	$23,579
8/31/2021	$22,012	$24,296
9/30/2021	$20,806	$23,166
10/31/2021	$22,394	$24,789
11/30/2021	$22,157	$24,617
12/31/2021	$23,280	$25,720
1/31/2022	$21,772	$24,389
2/28/2022	$21,107	$23,659
3/31/2022	$21,705	$24,537
4/30/2022	$20,118	$22,398
5/31/2022	$20,185	$22,439
6/30/2022	$19,002	$20,587
7/31/2022	$20,605	$22,485
8/31/2022	$19,781	$21,568
9/30/2022	$18,146	$19,581
10/31/2022	$19,705	$21,167
11/30/2022	$20,907	$22,350
12/31/2022	$20,061	$21,062
1/31/2023	$20,692	$22,385
2/28/2023	$20,248	$21,839
3/31/2023	$20,552	$22,641
4/30/2023	$21,008	$22,994
5/31/2023	$20,529	$23,094
6/30/2023	$21,747	$24,620
7/31/2023	$22,227	$25,411
8/31/2023	$22,157	$25,007
9/30/2023	$21,102	$23,814
10/31/2023	$20,703	$23,314
11/30/2023	$22,415	$25,443
12/31/2023	$23,261	$26,599
1/31/2024	$23,709	$27,046
2/29/2024	$24,997	$28,490
3/31/2024	$25,742	$29,406
4/30/2024	$24,536	$28,205
5/31/2024	$25,766	$29,604
6/30/2024	$26,498	$30,666
7/31/2024	$27,197	$31,039
8/31/2024	$28,049	$31,792
9/30/2024	$28,482	$32,471
10/31/2024	$28,364	$32,177
11/30/2024	$29,761	$34,066
12/31/2024	$28,355	$33,254
1/31/2025	$29,109	$34,180
2/28/2025	$29,183	$33,734
3/31/2025	$27,688	$31,833
4/30/2025	$27,576	$31,617
5/31/2025	$28,888	$33,607
6/30/2025	$30,077	$35,316
7/31/2025	$30,635	$36,109
8/31/2025	$31,168	$36,841
9/30/2025	$32,172	$38,185
10/31/2025	$32,222	$39,079
11/30/2025	$32,779	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	10.14%	12.64%	12.61%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LAMQX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1090-R2

01/26

Class R3

LAMRX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$120	1.14%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.23%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,904	$9,842
1/31/2016	$9,746	$9,354
2/29/2016	$9,829	$9,341
3/31/2016	$10,501	$9,975
4/30/2016	$10,539	$10,014
5/31/2016	$10,758	$10,193
6/30/2016	$11,010	$10,220
7/31/2016	$11,177	$10,597
8/31/2016	$11,124	$10,612
9/30/2016	$11,080	$10,614
10/31/2016	$10,829	$10,420
11/30/2016	$11,232	$10,806
12/31/2016	$11,383	$11,019
1/31/2017	$11,457	$11,228
2/28/2017	$11,906	$11,674
3/31/2017	$11,875	$11,688
4/30/2017	$11,998	$11,808
5/31/2017	$12,187	$11,974
6/30/2017	$12,162	$12,049
7/31/2017	$12,244	$12,297
8/31/2017	$12,228	$12,334
9/30/2017	$12,567	$12,589
10/31/2017	$12,798	$12,882
11/30/2017	$13,377	$13,277
12/31/2017	$13,517	$13,425
1/31/2018	$14,153	$14,194
2/28/2018	$13,403	$13,671
3/31/2018	$13,135	$13,323
4/30/2018	$13,090	$13,374
5/31/2018	$13,232	$13,696
6/30/2018	$13,300	$13,781
7/31/2018	$13,877	$14,294
8/31/2018	$14,197	$14,759
9/30/2018	$14,404	$14,843
10/31/2018	$13,441	$13,829
11/30/2018	$13,976	$14,111
12/31/2018	$12,850	$12,837
1/31/2019	$13,533	$13,865
2/28/2019	$14,111	$14,310
3/31/2019	$14,372	$14,588
4/30/2019	$14,797	$15,179
5/31/2019	$14,044	$14,215
6/30/2019	$14,944	$15,216
7/31/2019	$15,225	$15,435
8/31/2019	$15,254	$15,190
9/30/2019	$15,564	$15,475
10/31/2019	$15,496	$15,810
11/30/2019	$15,836	$16,384
12/31/2019	$16,223	$16,878
1/31/2020	$16,070	$16,872
2/29/2020	$14,726	$15,483
3/31/2020	$12,992	$13,570
4/30/2020	$14,453	$15,310
5/31/2020	$15,291	$16,039
6/30/2020	$15,476	$16,358
7/31/2020	$16,285	$17,281
8/31/2020	$17,279	$18,523
9/30/2020	$16,950	$17,819
10/31/2020	$16,529	$17,345
11/30/2020	$18,181	$19,244
12/31/2020	$18,701	$19,984
1/31/2021	$18,164	$19,782
2/28/2021	$18,690	$20,327
3/31/2021	$19,479	$21,218
4/30/2021	$20,438	$22,350
5/31/2021	$20,733	$22,506
6/30/2021	$20,935	$23,032
7/31/2021	$21,494	$23,579
8/31/2021	$22,148	$24,296
9/30/2021	$20,938	$23,166
10/31/2021	$22,533	$24,789
11/30/2021	$22,300	$24,617
12/31/2021	$23,434	$25,720
1/31/2022	$21,922	$24,389
2/28/2022	$21,251	$23,659
3/31/2022	$21,845	$24,537
4/30/2022	$20,263	$22,398
5/31/2022	$20,320	$22,439
6/30/2022	$19,135	$20,587
7/31/2022	$20,756	$22,485
8/31/2022	$19,923	$21,568
9/30/2022	$18,278	$19,581
10/31/2022	$19,844	$21,167
11/30/2022	$21,067	$22,350
12/31/2022	$20,215	$21,062
1/31/2023	$20,852	$22,385
2/28/2023	$20,407	$21,839
3/31/2023	$20,704	$22,641
4/30/2023	$21,173	$22,994
5/31/2023	$20,692	$23,094
6/30/2023	$21,913	$24,620
7/31/2023	$22,408	$25,411
8/31/2023	$22,335	$25,007
9/30/2023	$21,281	$23,814
10/31/2023	$20,871	$23,314
11/30/2023	$22,609	$25,443
12/31/2023	$23,460	$26,599
1/31/2024	$23,922	$27,046
2/29/2024	$25,211	$28,490
3/31/2024	$25,973	$29,406
4/30/2024	$24,756	$28,205
5/31/2024	$25,998	$29,604
6/30/2024	$26,745	$30,666
7/31/2024	$27,440	$31,039
8/31/2024	$28,306	$31,792
9/30/2024	$28,747	$32,471
10/31/2024	$28,625	$32,177
11/30/2024	$30,041	$34,066
12/31/2024	$28,626	$33,254
1/31/2025	$29,392	$34,180
2/28/2025	$29,468	$33,734
3/31/2025	$27,958	$31,833
4/30/2025	$27,856	$31,617
5/31/2025	$29,171	$33,607
6/30/2025	$30,381	$35,316
7/31/2025	$30,943	$36,109
8/31/2025	$31,493	$36,841
9/30/2025	$32,512	$38,185
10/31/2025	$32,563	$39,079
11/30/2025	$33,113	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	10.23%	12.74%	12.72%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAMRX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2064-R3

01/26

Class R4

LAMSX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$94	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.52%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,910	$9,842
1/31/2016	$9,752	$9,354
2/29/2016	$9,842	$9,341
3/31/2016	$10,511	$9,975
4/30/2016	$10,556	$10,014
5/31/2016	$10,774	$10,193
6/30/2016	$11,037	$10,220
7/31/2016	$11,203	$10,597
8/31/2016	$11,150	$10,612
9/30/2016	$11,116	$10,614
10/31/2016	$10,857	$10,420
11/30/2016	$11,260	$10,806
12/31/2016	$11,417	$11,019
1/31/2017	$11,499	$11,228
2/28/2017	$11,948	$11,674
3/31/2017	$11,917	$11,688
4/30/2017	$12,049	$11,808
5/31/2017	$12,237	$11,974
6/30/2017	$12,216	$12,049
7/31/2017	$12,298	$12,297
8/31/2017	$12,290	$12,334
9/30/2017	$12,628	$12,589
10/31/2017	$12,860	$12,882
11/30/2017	$13,447	$13,277
12/31/2017	$13,598	$13,425
1/31/2018	$14,225	$14,194
2/28/2018	$13,483	$13,671
3/31/2018	$13,216	$13,323
4/30/2018	$13,171	$13,374
5/31/2018	$13,313	$13,696
6/30/2018	$13,390	$13,781
7/31/2018	$13,969	$14,294
8/31/2018	$14,290	$14,759
9/30/2018	$14,507	$14,843
10/31/2018	$13,540	$13,829
11/30/2018	$14,086	$14,111
12/31/2018	$12,946	$12,837
1/31/2019	$13,641	$13,865
2/28/2019	$14,230	$14,310
3/31/2019	$14,493	$14,588
4/30/2019	$14,930	$15,179
5/31/2019	$14,173	$14,215
6/30/2019	$15,077	$15,216
7/31/2019	$15,369	$15,435
8/31/2019	$15,399	$15,190
9/30/2019	$15,719	$15,475
10/31/2019	$15,641	$15,810
11/30/2019	$15,993	$16,384
12/31/2019	$16,392	$16,878
1/31/2020	$16,238	$16,872
2/29/2020	$14,876	$15,483
3/31/2020	$13,142	$13,570
4/30/2020	$14,623	$15,310
5/31/2020	$15,466	$16,039
6/30/2020	$15,652	$16,358
7/31/2020	$16,478	$17,281
8/31/2020	$17,489	$18,523
9/30/2020	$17,157	$17,819
10/31/2020	$16,733	$17,345
11/30/2020	$18,408	$19,244
12/31/2020	$18,932	$19,984
1/31/2021	$18,401	$19,782
2/28/2021	$18,943	$20,327
3/31/2021	$19,751	$21,218
4/30/2021	$20,719	$22,350
5/31/2021	$21,027	$22,506
6/30/2021	$21,234	$23,032
7/31/2021	$21,809	$23,579
8/31/2021	$22,480	$24,296
9/30/2021	$21,258	$23,166
10/31/2021	$22,881	$24,789
11/30/2021	$22,646	$24,617
12/31/2021	$23,817	$25,720
1/31/2022	$22,266	$24,389
2/28/2022	$21,588	$23,659
3/31/2022	$22,192	$24,537
4/30/2022	$20,580	$22,398
5/31/2022	$20,661	$22,439
6/30/2022	$19,453	$20,587
7/31/2022	$21,104	$22,485
8/31/2022	$20,261	$21,568
9/30/2022	$18,598	$19,581
10/31/2022	$20,195	$21,167
11/30/2022	$21,445	$22,350
12/31/2022	$20,571	$21,062
1/31/2023	$21,229	$22,385
2/28/2023	$20,778	$21,839
3/31/2023	$21,090	$22,641
4/30/2023	$21,565	$22,994
5/31/2023	$21,078	$23,094
6/30/2023	$22,342	$24,620
7/31/2023	$22,843	$25,411
8/31/2023	$22,770	$25,007
9/30/2023	$21,704	$23,814
10/31/2023	$21,288	$23,314
11/30/2023	$23,064	$25,443
12/31/2023	$23,942	$26,599
1/31/2024	$24,411	$27,046
2/29/2024	$25,732	$28,490
3/31/2024	$26,521	$29,406
4/30/2024	$25,284	$28,205
5/31/2024	$26,558	$29,604
6/30/2024	$27,322	$30,666
7/31/2024	$28,053	$31,039
8/31/2024	$28,945	$31,792
9/30/2024	$29,383	$32,471
10/31/2024	$29,272	$32,177
11/30/2024	$30,723	$34,066
12/31/2024	$29,292	$33,254
1/31/2025	$30,070	$34,180
2/28/2025	$30,161	$33,734
3/31/2025	$28,617	$31,833
4/30/2025	$28,513	$31,617
5/31/2025	$29,878	$33,607
6/30/2025	$31,112	$35,316
7/31/2025	$31,711	$36,109
8/31/2025	$32,271	$36,841
9/30/2025	$33,317	$38,185
10/31/2025	$33,382	$39,079
11/30/2025	$33,956	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	10.52%	13.03%	13.00%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAMSX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8715-R4

01/26

Class R5

LAMTX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$67	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.81%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,909	$9,842
1/31/2016	$9,753	$9,354
2/29/2016	$9,842	$9,341
3/31/2016	$10,520	$9,975
4/30/2016	$10,565	$10,014
5/31/2016	$10,782	$10,193
6/30/2016	$11,045	$10,220
7/31/2016	$11,210	$10,597
8/31/2016	$11,165	$10,612
9/30/2016	$11,127	$10,614
10/31/2016	$10,878	$10,420
11/30/2016	$11,286	$10,806
12/31/2016	$11,441	$11,019
1/31/2017	$11,522	$11,228
2/28/2017	$11,977	$11,674
3/31/2017	$11,952	$11,688
4/30/2017	$12,083	$11,808
5/31/2017	$12,279	$11,974
6/30/2017	$12,260	$12,049
7/31/2017	$12,342	$12,297
8/31/2017	$12,334	$12,334
9/30/2017	$12,678	$12,589
10/31/2017	$12,917	$12,882
11/30/2017	$13,510	$13,277
12/31/2017	$13,657	$13,425
1/31/2018	$14,299	$14,194
2/28/2018	$13,551	$13,671
3/31/2018	$13,285	$13,323
4/30/2018	$13,240	$13,374
5/31/2018	$13,391	$13,696
6/30/2018	$13,466	$13,781
7/31/2018	$14,061	$14,294
8/31/2018	$14,390	$14,759
9/30/2018	$14,605	$14,843
10/31/2018	$13,633	$13,829
11/30/2018	$14,186	$14,111
12/31/2018	$13,039	$12,837
1/31/2019	$13,742	$13,865
2/28/2019	$14,339	$14,310
3/31/2019	$14,609	$14,588
4/30/2019	$15,044	$15,179
5/31/2019	$14,290	$14,215
6/30/2019	$15,200	$15,216
7/31/2019	$15,502	$15,435
8/31/2019	$15,540	$15,190
9/30/2019	$15,860	$15,475
10/31/2019	$15,792	$15,810
11/30/2019	$16,153	$16,384
12/31/2019	$16,551	$16,878
1/31/2020	$16,398	$16,872
2/29/2020	$15,037	$15,483
3/31/2020	$13,276	$13,570
4/30/2020	$14,776	$15,310
5/31/2020	$15,629	$16,039
6/30/2020	$15,834	$16,358
7/31/2020	$16,660	$17,281
8/31/2020	$17,691	$18,523
9/30/2020	$17,352	$17,819
10/31/2020	$16,938	$17,345
11/30/2020	$18,635	$19,244
12/31/2020	$19,171	$19,984
1/31/2021	$18,629	$19,782
2/28/2021	$19,181	$20,327
3/31/2021	$20,002	$21,218
4/30/2021	$20,992	$22,350
5/31/2021	$21,312	$22,506
6/30/2021	$21,521	$23,032
7/31/2021	$22,108	$23,579
8/31/2021	$22,801	$24,296
9/30/2021	$21,561	$23,166
10/31/2021	$23,209	$24,789
11/30/2021	$22,984	$24,617
12/31/2021	$24,171	$25,720
1/31/2022	$22,605	$24,389
2/28/2022	$21,926	$23,659
3/31/2022	$22,545	$24,537
4/30/2022	$20,905	$22,398
5/31/2022	$20,986	$22,439
6/30/2022	$19,764	$20,587
7/31/2022	$21,457	$22,485
8/31/2022	$20,599	$21,568
9/30/2022	$18,908	$19,581
10/31/2022	$20,547	$21,167
11/30/2022	$21,813	$22,350
12/31/2022	$20,936	$21,062
1/31/2023	$21,608	$22,385
2/28/2023	$21,156	$21,839
3/31/2023	$21,482	$22,641
4/30/2023	$21,972	$22,994
5/31/2023	$21,470	$23,094
6/30/2023	$22,765	$24,620
7/31/2023	$23,281	$25,411
8/31/2023	$23,220	$25,007
9/30/2023	$22,123	$23,814
10/31/2023	$21,717	$23,314
11/30/2023	$23,527	$25,443
12/31/2023	$24,424	$26,599
1/31/2024	$24,908	$27,046
2/29/2024	$26,263	$28,490
3/31/2024	$27,072	$29,406
4/30/2024	$25,814	$28,205
5/31/2024	$27,122	$29,604
6/30/2024	$27,908	$30,666
7/31/2024	$28,657	$31,039
8/31/2024	$29,568	$31,792
9/30/2024	$30,030	$32,471
10/31/2024	$29,929	$32,177
11/30/2024	$31,418	$34,066
12/31/2024	$29,956	$33,254
1/31/2025	$30,767	$34,180
2/28/2025	$30,858	$33,734
3/31/2025	$29,282	$31,833
4/30/2025	$29,190	$31,617
5/31/2025	$30,593	$33,607
6/30/2025	$31,870	$35,316
7/31/2025	$32,475	$36,109
8/31/2025	$33,053	$36,841
9/30/2025	$34,142	$38,185
10/31/2025	$34,208	$39,079
11/30/2025	$34,814	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	10.81%	13.31%	13.29%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAMTX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8747-R5

01/26

Class R6

LAMHX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 10.88%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Philip Morris International Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an underweight allocation to Alphabet Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	S&P 500 Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,917	$9,842
1/31/2016	$9,761	$9,354
2/29/2016	$9,850	$9,341
3/31/2016	$10,528	$9,975
4/30/2016	$10,573	$10,014
5/31/2016	$10,790	$10,193
6/30/2016	$11,054	$10,220
7/31/2016	$11,227	$10,597
8/31/2016	$11,182	$10,612
9/30/2016	$11,144	$10,614
10/31/2016	$10,895	$10,420
11/30/2016	$11,303	$10,806
12/31/2016	$11,466	$11,019
1/31/2017	$11,547	$11,228
2/28/2017	$12,002	$11,674
3/31/2017	$11,978	$11,688
4/30/2017	$12,109	$11,808
5/31/2017	$12,305	$11,974
6/30/2017	$12,286	$12,049
7/31/2017	$12,376	$12,297
8/31/2017	$12,368	$12,334
9/30/2017	$12,713	$12,589
10/31/2017	$12,952	$12,882
11/30/2017	$13,545	$13,277
12/31/2017	$13,701	$13,425
1/31/2018	$14,343	$14,194
2/28/2018	$13,586	$13,671
3/31/2018	$13,329	$13,323
4/30/2018	$13,285	$13,374
5/31/2018	$13,435	$13,696
6/30/2018	$13,511	$13,781
7/31/2018	$14,106	$14,294
8/31/2018	$14,435	$14,759
9/30/2018	$14,651	$14,843
10/31/2018	$13,678	$13,829
11/30/2018	$14,231	$14,111
12/31/2018	$13,094	$12,837
1/31/2019	$13,797	$13,865
2/28/2019	$14,394	$14,310
3/31/2019	$14,665	$14,588
4/30/2019	$15,110	$15,179
5/31/2019	$14,345	$14,215
6/30/2019	$15,266	$15,216
7/31/2019	$15,567	$15,435
8/31/2019	$15,606	$15,190
9/30/2019	$15,926	$15,475
10/31/2019	$15,858	$15,810
11/30/2019	$16,219	$16,384
12/31/2019	$16,627	$16,878
1/31/2020	$16,474	$16,872
2/29/2020	$15,103	$15,483
3/31/2020	$13,333	$13,570
4/30/2020	$14,843	$15,310
5/31/2020	$15,706	$16,039
6/30/2020	$15,902	$16,358
7/31/2020	$16,747	$17,281
8/31/2020	$17,778	$18,523
9/30/2020	$17,440	$17,819
10/31/2020	$17,026	$17,345
11/30/2020	$18,733	$19,244
12/31/2020	$19,269	$19,984
1/31/2021	$18,728	$19,782
2/28/2021	$19,280	$20,327
3/31/2021	$20,112	$21,218
4/30/2021	$21,102	$22,350
5/31/2021	$21,421	$22,506
6/30/2021	$21,631	$23,032
7/31/2021	$22,228	$23,579
8/31/2021	$22,921	$24,296
9/30/2021	$21,671	$23,166
10/31/2021	$23,329	$24,789
11/30/2021	$23,105	$24,617
12/31/2021	$24,292	$25,720
1/31/2022	$22,727	$24,389
2/28/2022	$22,048	$23,659
3/31/2022	$22,679	$24,537
4/30/2022	$21,041	$22,398
5/31/2022	$21,110	$22,439
6/30/2022	$19,889	$20,587
7/31/2022	$21,581	$22,485
8/31/2022	$20,735	$21,568
9/30/2022	$19,023	$19,581
10/31/2022	$20,672	$21,167
11/30/2022	$21,950	$22,350
12/31/2022	$21,074	$21,062
1/31/2023	$21,746	$22,385
2/28/2023	$21,294	$21,839
3/31/2023	$21,620	$22,641
4/30/2023	$22,110	$22,994
5/31/2023	$21,620	$23,094
6/30/2023	$22,915	$24,620
7/31/2023	$23,443	$25,411
8/31/2023	$23,369	$25,007
9/30/2023	$22,273	$23,814
10/31/2023	$21,855	$23,314
11/30/2023	$23,676	$25,443
12/31/2023	$24,597	$26,599
1/31/2024	$25,081	$27,046
2/29/2024	$26,446	$28,490
3/31/2024	$27,254	$29,406
4/30/2024	$25,998	$28,205
5/31/2024	$27,316	$29,604
6/30/2024	$28,114	$30,666
7/31/2024	$28,862	$31,039
8/31/2024	$29,785	$31,792
9/30/2024	$30,246	$32,471
10/31/2024	$30,146	$32,177
11/30/2024	$31,645	$34,066
12/31/2024	$30,172	$33,254
1/31/2025	$30,995	$34,180
2/28/2025	$31,086	$33,734
3/31/2025	$29,499	$31,833
4/30/2025	$29,407	$31,617
5/31/2025	$30,821	$33,607
6/30/2025	$32,110	$35,316
7/31/2025	$32,727	$36,109
8/31/2025	$33,317	$36,841
9/30/2025	$34,404	$38,185
10/31/2025	$34,483	$39,079
11/30/2025	$35,088	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	10.88%	13.37%	13.37%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,718,889,741
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$22,501,939

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.67%
Consumer Staples	7.50%
Energy	5.39%
Financials	18.90%
Health Care	12.40%
Industrials	8.41%
Information Technology	29.85%
Materials	5.96%
Utilities	4.91%
Repurchase Agreements	1.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAMHX

Lord Abbett Dividend Growth Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8779-R6

01/26

Class A

LMGAX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.76%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$9,425	$10,000	$10,000	$10,000
12/31/2015	$9,240	$9,774	$9,732	$9,842
1/31/2016	$8,455	$9,034	$9,094	$9,354
2/29/2016	$8,435	$9,176	$9,197	$9,341
3/31/2016	$9,045	$9,831	$9,950	$9,975
4/30/2016	$9,060	$9,825	$10,056	$10,014
5/31/2016	$9,365	$9,986	$10,221	$10,193
6/30/2016	$9,270	$9,984	$10,267	$10,220
7/31/2016	$9,661	$10,479	$10,736	$10,597
8/31/2016	$9,560	$10,448	$10,709	$10,612
9/30/2016	$9,510	$10,443	$10,731	$10,614
10/31/2016	$9,145	$10,018	$10,390	$10,420
11/30/2016	$9,460	$10,454	$10,950	$10,806
12/31/2016	$9,337	$10,490	$11,075	$11,019
1/31/2017	$9,755	$10,840	$11,342	$11,228
2/28/2017	$9,899	$11,152	$11,663	$11,674
3/31/2017	$9,982	$11,213	$11,645	$11,688
4/30/2017	$10,219	$11,380	$11,735	$11,808
5/31/2017	$10,441	$11,652	$11,842	$11,974
6/30/2017	$10,498	$11,686	$11,959	$12,049
7/31/2017	$10,596	$11,881	$12,136	$12,297
8/31/2017	$10,720	$11,965	$12,041	$12,334
9/30/2017	$10,942	$12,304	$12,375	$12,589
10/31/2017	$11,148	$12,648	$12,581	$12,882
11/30/2017	$11,463	$13,071	$13,005	$13,277
12/31/2017	$11,469	$13,141	$13,126	$13,425
1/31/2018	$12,049	$13,884	$13,620	$14,194
2/28/2018	$11,666	$13,449	$13,057	$13,671
3/31/2018	$11,672	$13,427	$13,065	$13,323
4/30/2018	$11,565	$13,300	$13,045	$13,374
5/31/2018	$11,953	$13,797	$13,341	$13,696
6/30/2018	$11,959	$13,851	$13,434	$13,781
7/31/2018	$12,280	$14,148	$13,768	$14,294
8/31/2018	$12,803	$14,963	$14,196	$14,759
9/30/2018	$12,871	$14,900	$14,105	$14,843
10/31/2018	$11,700	$13,424	$12,933	$13,829
11/30/2018	$12,083	$13,766	$13,251	$14,111
12/31/2018	$11,083	$12,517	$11,937	$12,837
1/31/2019	$12,231	$13,955	$13,224	$13,865
2/28/2019	$13,049	$14,773	$13,792	$14,310
3/31/2019	$13,282	$14,973	$13,911	$14,588
4/30/2019	$13,790	$15,646	$14,440	$15,179
5/31/2019	$13,258	$14,746	$13,554	$14,215
6/30/2019	$14,131	$15,781	$14,485	$15,216
7/31/2019	$14,358	$16,150	$14,692	$15,435
8/31/2019	$14,095	$15,856	$14,273	$15,190
9/30/2019	$13,916	$15,675	$14,554	$15,475
10/31/2019	$14,262	$15,966	$14,707	$15,810
11/30/2019	$14,919	$16,760	$15,233	$16,384
12/31/2019	$15,157	$16,956	$15,582	$16,878
1/31/2020	$15,466	$17,115	$15,457	$16,872
2/29/2020	$14,475	$15,935	$14,115	$15,483
3/31/2020	$12,220	$13,558	$11,364	$13,570
4/30/2020	$14,039	$15,681	$12,996	$15,310
5/31/2020	$15,605	$17,257	$13,910	$16,039
6/30/2020	$16,104	$17,661	$14,160	$16,358
7/31/2020	$17,355	$19,072	$14,992	$17,281
8/31/2020	$17,986	$19,591	$15,519	$18,523
9/30/2020	$17,885	$19,317	$15,217	$17,819
10/31/2020	$18,087	$19,340	$15,314	$17,345
11/30/2020	$20,254	$21,938	$17,431	$19,244
12/31/2020	$21,229	$22,990	$18,247	$19,984
1/31/2021	$20,829	$22,914	$18,199	$19,782
2/28/2021	$21,572	$23,305	$19,212	$20,327
3/31/2021	$20,902	$22,861	$19,732	$21,218
4/30/2021	$22,111	$24,145	$20,738	$22,350
5/31/2021	$21,259	$23,776	$20,904	$22,506
6/30/2021	$22,498	$25,392	$21,212	$23,032
7/31/2021	$23,030	$25,653	$21,375	$23,579
8/31/2021	$23,671	$26,481	$21,919	$24,296
9/30/2021	$22,636	$25,199	$21,016	$23,166
10/31/2021	$23,882	$26,965	$22,266	$24,789
11/30/2021	$22,702	$25,826	$21,490	$24,617
12/31/2021	$22,632	$25,917	$22,368	$25,720
1/31/2022	$19,502	$22,572	$20,720	$24,389
2/28/2022	$19,267	$22,298	$20,571	$23,659
3/31/2022	$19,258	$22,656	$21,098	$24,537
4/30/2022	$17,218	$20,105	$19,473	$22,398
5/31/2022	$16,451	$19,327	$19,488	$22,439
6/30/2022	$15,605	$17,882	$17,543	$20,587
7/31/2022	$17,375	$20,071	$19,275	$22,485
8/31/2022	$16,625	$19,413	$18,670	$21,568
9/30/2022	$15,152	$17,765	$16,940	$19,581
10/31/2022	$15,997	$19,162	$18,443	$21,167
11/30/2022	$16,521	$20,204	$19,552	$22,350
12/31/2022	$15,256	$18,992	$18,495	$21,062
1/31/2023	$16,181	$20,649	$20,031	$22,385
2/28/2023	$15,762	$20,445	$19,545	$21,839
3/31/2023	$16,294	$20,727	$19,245	$22,641
4/30/2023	$15,762	$20,426	$19,143	$22,994
5/31/2023	$16,102	$20,439	$18,609	$23,094
6/30/2023	$17,026	$22,019	$20,161	$24,620
7/31/2023	$17,384	$22,685	$20,961	$25,411
8/31/2023	$16,512	$21,937	$20,234	$25,007
9/30/2023	$15,413	$20,868	$19,218	$23,814
10/31/2023	$14,289	$19,804	$18,258	$23,314
11/30/2023	$16,111	$22,220	$20,126	$25,443
12/31/2023	$16,904	$23,904	$21,681	$26,599
1/31/2024	$17,445	$23,775	$21,372	$27,046
2/29/2024	$19,162	$25,563	$22,567	$28,490
3/31/2024	$19,502	$26,174	$23,546	$29,406
4/30/2024	$18,334	$24,654	$22,274	$28,205
5/31/2024	$18,630	$24,917	$22,909	$29,604
6/30/2024	$19,040	$25,333	$22,757	$30,666
7/31/2024	$18,412	$25,487	$23,830	$31,039
8/31/2024	$19,197	$26,120	$24,313	$31,792
9/30/2024	$20,130	$26,990	$24,854	$32,471
10/31/2024	$20,792	$27,462	$24,720	$32,177
11/30/2024	$23,678	$31,122	$26,901	$34,066
12/31/2024	$22,100	$29,188	$25,008	$33,254
1/31/2025	$23,652	$31,050	$26,072	$34,180
2/28/2025	$21,359	$29,280	$25,331	$33,734
3/31/2025	$19,040	$27,109	$24,157	$31,833
4/30/2025	$20,435	$28,020	$23,907	$31,617
5/31/2025	$22,885	$30,706	$25,274	$33,607
6/30/2025	$24,253	$32,044	$26,218	$35,316
7/31/2025	$24,838	$32,695	$26,704	$36,109
8/31/2025	$25,674	$33,022	$27,371	$36,841
9/30/2025	$26,886	$32,934	$27,614	$38,185
10/31/2025	$27,026	$32,842	$27,386	$39,079
11/30/2025	$25,753	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	8.76%	4.92%	10.57%
Class A with sales charge	2.50%	3.68%	9.92%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LMGAX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-260-A

01/26

Class C

LMGCX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.99%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,799	$9,774	$9,732	$9,842
1/31/2016	$8,957	$9,034	$9,094	$9,354
2/29/2016	$8,930	$9,176	$9,197	$9,341
3/31/2016	$9,570	$9,831	$9,950	$9,975
4/30/2016	$9,584	$9,825	$10,056	$10,014
5/31/2016	$9,901	$9,986	$10,221	$10,193
6/30/2016	$9,793	$9,984	$10,267	$10,220
7/31/2016	$10,197	$10,479	$10,736	$10,597
8/31/2016	$10,089	$10,448	$10,709	$10,612
9/30/2016	$10,029	$10,443	$10,731	$10,614
10/31/2016	$9,638	$10,018	$10,390	$10,420
11/30/2016	$9,961	$10,454	$10,950	$10,806
12/31/2016	$9,828	$10,490	$11,075	$11,019
1/31/2017	$10,256	$10,840	$11,342	$11,228
2/28/2017	$10,410	$11,152	$11,663	$11,674
3/31/2017	$10,488	$11,213	$11,645	$11,688
4/30/2017	$10,733	$11,380	$11,735	$11,808
5/31/2017	$10,951	$11,652	$11,842	$11,974
6/30/2017	$11,007	$11,686	$11,959	$12,049
7/31/2017	$11,105	$11,881	$12,136	$12,297
8/31/2017	$11,224	$11,965	$12,041	$12,334
9/30/2017	$11,449	$12,304	$12,375	$12,589
10/31/2017	$11,659	$12,648	$12,581	$12,882
11/30/2017	$11,982	$13,071	$13,005	$13,277
12/31/2017	$11,983	$13,141	$13,126	$13,425
1/31/2018	$12,581	$13,884	$13,620	$14,194
2/28/2018	$12,172	$13,449	$13,057	$13,671
3/31/2018	$12,164	$13,427	$13,065	$13,323
4/30/2018	$12,054	$13,300	$13,045	$13,374
5/31/2018	$12,447	$13,797	$13,341	$13,696
6/30/2018	$12,447	$13,851	$13,434	$13,781
7/31/2018	$12,770	$14,148	$13,768	$14,294
8/31/2018	$13,305	$14,963	$14,196	$14,759
9/30/2018	$13,376	$14,900	$14,105	$14,843
10/31/2018	$12,148	$13,424	$12,933	$13,829
11/30/2018	$12,534	$13,766	$13,251	$14,111
12/31/2018	$11,491	$12,517	$11,937	$12,837
1/31/2019	$12,677	$13,955	$13,224	$13,865
2/28/2019	$13,513	$14,773	$13,792	$14,310
3/31/2019	$13,743	$14,973	$13,911	$14,588
4/30/2019	$14,264	$15,646	$14,440	$15,179
5/31/2019	$13,709	$14,746	$13,554	$14,215
6/30/2019	$14,596	$15,781	$14,485	$15,216
7/31/2019	$14,818	$16,150	$14,692	$15,435
8/31/2019	$14,545	$15,856	$14,273	$15,190
9/30/2019	$14,340	$15,675	$14,554	$15,475
10/31/2019	$14,690	$15,966	$14,707	$15,810
11/30/2019	$15,364	$16,760	$15,233	$16,384
12/31/2019	$15,601	$16,956	$15,582	$16,878
1/31/2020	$15,905	$17,115	$15,457	$16,872
2/29/2020	$14,882	$15,935	$14,115	$15,483
3/31/2020	$12,549	$13,558	$11,364	$13,570
4/30/2020	$14,412	$15,681	$12,996	$15,310
5/31/2020	$16,007	$17,257	$13,910	$16,039
6/30/2020	$16,514	$17,661	$14,160	$16,358
7/31/2020	$17,777	$19,072	$14,992	$17,281
8/31/2020	$18,413	$19,591	$15,519	$18,523
9/30/2020	$18,303	$19,317	$15,217	$17,819
10/31/2020	$18,496	$19,340	$15,314	$17,345
11/30/2020	$20,700	$21,938	$17,431	$19,244
12/31/2020	$21,682	$22,990	$18,247	$19,984
1/31/2021	$21,260	$22,914	$18,199	$19,782
2/28/2021	$22,001	$23,305	$19,212	$20,327
3/31/2021	$21,306	$22,861	$19,732	$21,218
4/30/2021	$22,525	$24,145	$20,738	$22,350
5/31/2021	$21,648	$23,776	$20,904	$22,506
6/30/2021	$22,889	$25,392	$21,212	$23,032
7/31/2021	$23,414	$25,653	$21,375	$23,579
8/31/2021	$24,052	$26,481	$21,919	$24,296
9/30/2021	$22,981	$25,199	$21,016	$23,166
10/31/2021	$24,234	$26,965	$22,266	$24,789
11/30/2021	$23,026	$25,826	$21,490	$24,617
12/31/2021	$22,939	$25,917	$22,368	$25,720
1/31/2022	$19,752	$22,572	$20,720	$24,389
2/28/2022	$19,508	$22,298	$20,571	$23,659
3/31/2022	$19,477	$22,656	$21,098	$24,537
4/30/2022	$17,403	$20,105	$19,473	$22,398
5/31/2022	$16,625	$19,327	$19,488	$22,439
6/30/2022	$15,756	$17,882	$17,543	$20,587
7/31/2022	$17,540	$20,071	$19,275	$22,485
8/31/2022	$16,762	$19,413	$18,670	$21,568
9/30/2022	$15,268	$17,765	$16,940	$19,581
10/31/2022	$16,106	$19,162	$18,443	$21,167
11/30/2022	$16,640	$20,204	$19,552	$22,350
12/31/2022	$15,344	$18,992	$18,495	$21,062
1/31/2023	$16,259	$20,649	$20,031	$22,385
2/28/2023	$15,847	$20,445	$19,545	$21,839
3/31/2023	$16,350	$20,727	$19,245	$22,641
4/30/2023	$15,817	$20,426	$19,143	$22,994
5/31/2023	$16,137	$20,439	$18,609	$23,094
6/30/2023	$17,067	$22,019	$20,161	$24,620
7/31/2023	$17,403	$22,685	$20,961	$25,411
8/31/2023	$16,518	$21,937	$20,234	$25,007
9/30/2023	$15,420	$20,868	$19,218	$23,814
10/31/2023	$14,276	$19,804	$18,258	$23,314
11/30/2023	$16,091	$22,220	$20,126	$25,443
12/31/2023	$16,884	$23,904	$21,681	$26,599
1/31/2024	$17,403	$23,775	$21,372	$27,046
2/29/2024	$19,111	$25,563	$22,567	$28,490
3/31/2024	$19,431	$26,174	$23,546	$29,406
4/30/2024	$18,257	$24,654	$22,274	$28,205
5/31/2024	$18,547	$24,917	$22,909	$29,604
6/30/2024	$18,943	$25,333	$22,757	$30,666
7/31/2024	$18,303	$25,487	$23,830	$31,039
8/31/2024	$19,065	$26,120	$24,313	$31,792
9/30/2024	$19,980	$26,990	$24,854	$32,471
10/31/2024	$20,621	$27,462	$24,720	$32,177
11/30/2024	$23,473	$31,122	$26,901	$34,066
12/31/2024	$21,902	$29,188	$25,008	$33,254
1/31/2025	$23,412	$31,050	$26,072	$34,180
2/28/2025	$21,140	$29,280	$25,331	$33,734
3/31/2025	$18,837	$27,109	$24,157	$31,833
4/30/2025	$20,194	$28,020	$23,907	$31,617
5/31/2025	$22,604	$30,706	$25,274	$33,607
6/30/2025	$23,946	$32,044	$26,218	$35,316
7/31/2025	$24,510	$32,695	$26,704	$36,109
8/31/2025	$25,303	$33,022	$27,371	$36,841
9/30/2025	$26,493	$32,934	$27,614	$38,185
10/31/2025	$26,615	$32,842	$27,386	$39,079
11/30/2025	$25,349	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	7.99%	4.14%	9.75%
Class C with sales charge	6.99%	4.14%	9.75%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LMGCX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-680-C

01/26

Class F

LGOFX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.95%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,805	$9,774	$9,732	$9,842
1/31/2016	$8,972	$9,034	$9,094	$9,354
2/29/2016	$8,951	$9,176	$9,197	$9,341
3/31/2016	$9,599	$9,831	$9,950	$9,975
4/30/2016	$9,615	$9,825	$10,056	$10,014
5/31/2016	$9,944	$9,986	$10,221	$10,193
6/30/2016	$9,841	$9,984	$10,267	$10,220
7/31/2016	$10,258	$10,479	$10,736	$10,597
8/31/2016	$10,155	$10,448	$10,709	$10,612
9/30/2016	$10,104	$10,443	$10,731	$10,614
10/31/2016	$9,718	$10,018	$10,390	$10,420
11/30/2016	$10,052	$10,454	$10,950	$10,806
12/31/2016	$9,920	$10,490	$11,075	$11,019
1/31/2017	$10,365	$10,840	$11,342	$11,228
2/28/2017	$10,524	$11,152	$11,663	$11,674
3/31/2017	$10,609	$11,213	$11,645	$11,688
4/30/2017	$10,869	$11,380	$11,735	$11,808
5/31/2017	$11,102	$11,652	$11,842	$11,974
6/30/2017	$11,166	$11,686	$11,959	$12,049
7/31/2017	$11,266	$11,881	$12,136	$12,297
8/31/2017	$11,404	$11,965	$12,041	$12,334
9/30/2017	$11,643	$12,304	$12,375	$12,589
10/31/2017	$11,860	$12,648	$12,581	$12,882
11/30/2017	$12,199	$13,071	$13,005	$13,277
12/31/2017	$12,206	$13,141	$13,126	$13,425
1/31/2018	$12,829	$13,884	$13,620	$14,194
2/28/2018	$12,419	$13,449	$13,057	$13,671
3/31/2018	$12,425	$13,427	$13,065	$13,323
4/30/2018	$12,315	$13,300	$13,045	$13,374
5/31/2018	$12,731	$13,797	$13,341	$13,696
6/30/2018	$12,736	$13,851	$13,434	$13,781
7/31/2018	$13,076	$14,148	$13,768	$14,294
8/31/2018	$13,641	$14,963	$14,196	$14,759
9/30/2018	$13,716	$14,900	$14,105	$14,843
10/31/2018	$12,465	$13,424	$12,933	$13,829
11/30/2018	$12,875	$13,766	$13,251	$14,111
12/31/2018	$11,811	$12,517	$11,937	$12,837
1/31/2019	$13,038	$13,955	$13,224	$13,865
2/28/2019	$13,911	$14,773	$13,792	$14,310
3/31/2019	$14,161	$14,973	$13,911	$14,588
4/30/2019	$14,704	$15,646	$14,440	$15,179
5/31/2019	$14,143	$14,746	$13,554	$14,215
6/30/2019	$15,071	$15,781	$14,485	$15,216
7/31/2019	$15,315	$16,150	$14,692	$15,435
8/31/2019	$15,040	$15,856	$14,273	$15,190
9/30/2019	$14,845	$15,675	$14,554	$15,475
10/31/2019	$15,217	$15,966	$14,707	$15,810
11/30/2019	$15,925	$16,760	$15,233	$16,384
12/31/2019	$16,180	$16,956	$15,582	$16,878
1/31/2020	$16,508	$17,115	$15,457	$16,872
2/29/2020	$15,459	$15,935	$14,115	$15,483
3/31/2020	$13,046	$13,558	$11,364	$13,570
4/30/2020	$14,996	$15,681	$12,996	$15,310
5/31/2020	$16,669	$17,257	$13,910	$16,039
6/30/2020	$17,203	$17,661	$14,160	$16,358
7/31/2020	$18,542	$19,072	$14,992	$17,281
8/31/2020	$19,218	$19,591	$15,519	$18,523
9/30/2020	$19,115	$19,317	$15,217	$17,819
10/31/2020	$19,327	$19,340	$15,314	$17,345
11/30/2020	$21,650	$21,938	$17,431	$19,244
12/31/2020	$22,697	$22,990	$18,247	$19,984
1/31/2021	$22,269	$22,914	$18,199	$19,782
2/28/2021	$23,066	$23,305	$19,212	$20,327
3/31/2021	$22,350	$22,861	$19,732	$21,218
4/30/2021	$23,648	$24,145	$20,738	$22,350
5/31/2021	$22,741	$23,776	$20,904	$22,506
6/30/2021	$24,061	$25,392	$21,212	$23,032
7/31/2021	$24,644	$25,653	$21,375	$23,579
8/31/2021	$25,329	$26,481	$21,919	$24,296
9/30/2021	$24,223	$25,199	$21,016	$23,166
10/31/2021	$25,558	$26,965	$22,266	$24,789
11/30/2021	$24,297	$25,826	$21,490	$24,617
12/31/2021	$24,226	$25,917	$22,368	$25,720
1/31/2022	$20,884	$22,572	$20,720	$24,389
2/28/2022	$20,631	$22,298	$20,571	$23,659
3/31/2022	$20,622	$22,656	$21,098	$24,537
4/30/2022	$18,440	$20,105	$19,473	$22,398
5/31/2022	$17,620	$19,327	$19,488	$22,439
6/30/2022	$16,721	$17,882	$17,543	$20,587
7/31/2022	$18,615	$20,071	$19,275	$22,485
8/31/2022	$17,812	$19,413	$18,670	$21,568
9/30/2022	$16,232	$17,765	$16,940	$19,581
10/31/2022	$17,149	$19,162	$18,443	$21,167
11/30/2022	$17,716	$20,204	$19,552	$22,350
12/31/2022	$16,354	$18,992	$18,495	$21,062
1/31/2023	$17,349	$20,649	$20,031	$22,385
2/28/2023	$16,904	$20,445	$19,545	$21,839
3/31/2023	$17,471	$20,727	$19,245	$22,641
4/30/2023	$16,904	$20,426	$19,143	$22,994
5/31/2023	$17,271	$20,439	$18,609	$23,094
6/30/2023	$18,266	$22,019	$20,161	$24,620
7/31/2023	$18,650	$22,685	$20,961	$25,411
8/31/2023	$17,716	$21,937	$20,234	$25,007
9/30/2023	$16,538	$20,868	$19,218	$23,814
10/31/2023	$15,333	$19,804	$18,258	$23,314
11/30/2023	$17,297	$22,220	$20,126	$25,443
12/31/2023	$18,152	$23,904	$21,681	$26,599
1/31/2024	$18,728	$23,775	$21,372	$27,046
2/29/2024	$20,578	$25,563	$22,567	$28,490
3/31/2024	$20,945	$26,174	$23,546	$29,406
4/30/2024	$19,697	$24,654	$22,274	$28,205
5/31/2024	$20,020	$24,917	$22,909	$29,604
6/30/2024	$20,456	$25,333	$22,757	$30,666
7/31/2024	$19,784	$25,487	$23,830	$31,039
8/31/2024	$20,631	$26,120	$24,313	$31,792
9/30/2024	$21,634	$26,990	$24,854	$32,471
10/31/2024	$22,350	$27,462	$24,720	$32,177
11/30/2024	$25,457	$31,122	$26,901	$34,066
12/31/2024	$23,764	$29,188	$25,008	$33,254
1/31/2025	$25,430	$31,050	$26,072	$34,180
2/28/2025	$22,969	$29,280	$25,331	$33,734
3/31/2025	$20,482	$27,109	$24,157	$31,833
4/30/2025	$21,983	$28,020	$23,907	$31,617
5/31/2025	$24,628	$30,706	$25,274	$33,607
6/30/2025	$26,094	$32,044	$26,218	$35,316
7/31/2025	$26,731	$32,695	$26,704	$36,109
8/31/2025	$27,630	$33,022	$27,371	$36,841
9/30/2025	$28,939	$32,934	$27,614	$38,185
10/31/2025	$29,096	$32,842	$27,386	$39,079
11/30/2025	$27,734	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	8.95%	5.08%	10.74%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGOFX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1021-F

01/26

Class F3

LOMGX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.17%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,319	$10,266	$10,146	$10,112
5/31/2017	$10,542	$10,511	$10,238	$10,254
6/30/2017	$10,606	$10,542	$10,340	$10,318
7/31/2017	$10,708	$10,718	$10,493	$10,530
8/31/2017	$10,838	$10,794	$10,411	$10,562
9/30/2017	$11,065	$11,099	$10,699	$10,780
10/31/2017	$11,278	$11,410	$10,878	$11,032
11/30/2017	$11,597	$11,791	$11,244	$11,370
12/31/2017	$11,607	$11,854	$11,349	$11,496
1/31/2018	$12,202	$12,525	$11,776	$12,155
2/28/2018	$11,812	$12,132	$11,289	$11,707
3/31/2018	$11,822	$12,112	$11,296	$11,409
4/30/2018	$11,717	$11,998	$11,279	$11,453
5/31/2018	$12,112	$12,447	$11,535	$11,729
6/30/2018	$12,127	$12,495	$11,615	$11,801
7/31/2018	$12,452	$12,763	$11,904	$12,240
8/31/2018	$12,987	$13,499	$12,274	$12,639
9/30/2018	$13,062	$13,441	$12,195	$12,711
10/31/2018	$11,872	$12,110	$11,182	$11,842
11/30/2018	$12,262	$12,418	$11,457	$12,083
12/31/2018	$11,250	$11,291	$10,321	$10,992
1/31/2019	$12,424	$12,589	$11,434	$11,873
2/28/2019	$13,261	$13,327	$11,925	$12,254
3/31/2019	$13,498	$13,507	$12,027	$12,493
4/30/2019	$14,014	$14,114	$12,485	$12,998
5/31/2019	$13,482	$13,302	$11,719	$12,172
6/30/2019	$14,372	$14,236	$12,524	$13,030
7/31/2019	$14,603	$14,569	$12,702	$13,218
8/31/2019	$14,340	$14,303	$12,341	$13,008
9/30/2019	$14,161	$14,141	$12,584	$13,252
10/31/2019	$14,519	$14,403	$12,716	$13,539
11/30/2019	$15,193	$15,119	$13,170	$14,030
12/31/2019	$15,439	$15,296	$13,473	$14,453
1/31/2020	$15,754	$15,439	$13,365	$14,448
2/29/2020	$14,754	$14,375	$12,204	$13,258
3/31/2020	$12,452	$12,231	$9,825	$11,621
4/30/2020	$14,318	$14,146	$11,237	$13,111
5/31/2020	$15,914	$15,567	$12,026	$13,735
6/30/2020	$16,433	$15,932	$12,243	$14,008
7/31/2020	$17,709	$17,205	$12,962	$14,798
8/31/2020	$18,355	$17,673	$13,418	$15,862
9/30/2020	$18,261	$17,426	$13,157	$15,259
10/31/2020	$18,471	$17,447	$13,240	$14,853
11/30/2020	$20,690	$19,790	$15,071	$16,479
12/31/2020	$21,693	$20,740	$15,777	$17,113
1/31/2021	$21,288	$20,670	$15,735	$16,940
2/28/2021	$22,049	$21,023	$16,611	$17,407
3/31/2021	$21,369	$20,623	$17,061	$18,169
4/30/2021	$22,616	$21,781	$17,930	$19,139
5/31/2021	$21,749	$21,448	$18,074	$19,273
6/30/2021	$23,021	$22,906	$18,340	$19,723
7/31/2021	$23,576	$23,142	$18,481	$20,191
8/31/2021	$24,237	$23,889	$18,951	$20,805
9/30/2021	$23,183	$22,732	$18,170	$19,838
10/31/2021	$24,461	$24,326	$19,251	$21,227
11/30/2021	$23,264	$23,298	$18,581	$21,080
12/31/2021	$23,199	$23,380	$19,340	$22,025
1/31/2022	$19,992	$20,363	$17,915	$20,885
2/28/2022	$19,754	$20,115	$17,786	$20,260
3/31/2022	$19,754	$20,438	$18,241	$21,012
4/30/2022	$17,667	$18,137	$16,836	$19,180
5/31/2022	$16,886	$17,435	$16,850	$19,215
6/30/2022	$16,020	$16,132	$15,168	$17,629
7/31/2022	$17,847	$18,106	$16,665	$19,254
8/31/2022	$17,074	$17,513	$16,142	$18,469
9/30/2022	$15,565	$16,026	$14,646	$16,768
10/31/2022	$16,439	$17,286	$15,946	$18,126
11/30/2022	$16,988	$18,226	$16,905	$19,139
12/31/2022	$15,688	$17,132	$15,991	$18,036
1/31/2023	$16,641	$18,627	$17,319	$19,169
2/28/2023	$16,222	$18,443	$16,899	$18,702
3/31/2023	$16,771	$18,698	$16,639	$19,388
4/30/2023	$16,229	$18,427	$16,552	$19,691
5/31/2023	$16,576	$18,438	$16,089	$19,777
6/30/2023	$17,537	$19,863	$17,432	$21,083
7/31/2023	$17,905	$20,464	$18,123	$21,761
8/31/2023	$17,016	$19,790	$17,495	$21,414
9/30/2023	$15,890	$18,826	$16,616	$20,393
10/31/2023	$14,734	$17,865	$15,786	$19,964
11/30/2023	$16,619	$20,044	$17,401	$21,788
12/31/2023	$17,443	$21,564	$18,746	$22,777
1/31/2024	$18,006	$21,448	$18,479	$23,160
2/29/2024	$19,783	$23,060	$19,511	$24,397
3/31/2024	$20,137	$23,612	$20,358	$25,182
4/30/2024	$18,938	$22,240	$19,258	$24,153
5/31/2024	$19,248	$22,478	$19,807	$25,351
6/30/2024	$19,674	$22,853	$19,676	$26,260
7/31/2024	$19,039	$22,992	$20,603	$26,580
8/31/2024	$19,848	$23,563	$21,021	$27,225
9/30/2024	$20,823	$24,348	$21,489	$27,806
10/31/2024	$21,509	$24,773	$21,373	$27,554
11/30/2024	$24,506	$28,075	$23,259	$29,172
12/31/2024	$22,881	$26,330	$21,622	$28,476
1/31/2025	$24,492	$28,010	$22,542	$29,269
2/28/2025	$22,116	$26,414	$21,901	$28,887
3/31/2025	$19,725	$24,455	$20,886	$27,260
4/30/2025	$21,177	$25,277	$20,670	$27,075
5/31/2025	$23,726	$27,700	$21,852	$28,779
6/30/2025	$25,149	$28,907	$22,668	$30,243
7/31/2025	$25,763	$29,494	$23,089	$30,921
8/31/2025	$26,637	$29,789	$23,665	$31,548
9/30/2025	$27,901	$29,710	$23,876	$32,700
10/31/2025	$28,060	$29,627	$23,678	$33,465
11/30/2025	$26,753	$28,999	$23,979	$33,547

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.17%	5.27%	12.04%
Russell Mid Cap Growth Index	3.29%	7.94%	13.09%
Russell Mid Cap Index	3.10%	9.73%	10.63%
S&P 500 Index	15.00%	15.28%	15.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOMGX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8957-F3

01/26

Class I

LMGYX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.04%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,805	$9,774	$9,732	$9,842
1/31/2016	$8,971	$9,034	$9,094	$9,354
2/29/2016	$8,957	$9,176	$9,197	$9,341
3/31/2016	$9,605	$9,831	$9,950	$9,975
4/30/2016	$9,619	$9,825	$10,056	$10,014
5/31/2016	$9,948	$9,986	$10,221	$10,193
6/30/2016	$9,848	$9,984	$10,267	$10,220
7/31/2016	$10,262	$10,479	$10,736	$10,597
8/31/2016	$10,162	$10,448	$10,709	$10,612
9/30/2016	$10,110	$10,443	$10,731	$10,614
10/31/2016	$9,729	$10,018	$10,390	$10,420
11/30/2016	$10,062	$10,454	$10,950	$10,806
12/31/2016	$9,930	$10,490	$11,075	$11,019
1/31/2017	$10,380	$10,840	$11,342	$11,228
2/28/2017	$10,537	$11,152	$11,663	$11,674
3/31/2017	$10,625	$11,213	$11,645	$11,688
4/30/2017	$10,880	$11,380	$11,735	$11,808
5/31/2017	$11,120	$11,652	$11,842	$11,974
6/30/2017	$11,184	$11,686	$11,959	$12,049
7/31/2017	$11,287	$11,881	$12,136	$12,297
8/31/2017	$11,424	$11,965	$12,041	$12,334
9/30/2017	$11,664	$12,304	$12,375	$12,589
10/31/2017	$11,884	$12,648	$12,581	$12,882
11/30/2017	$12,222	$13,071	$13,005	$13,277
12/31/2017	$12,233	$13,141	$13,126	$13,425
1/31/2018	$12,857	$13,884	$13,620	$14,194
2/28/2018	$12,450	$13,449	$13,057	$13,671
3/31/2018	$12,455	$13,427	$13,065	$13,323
4/30/2018	$12,344	$13,300	$13,045	$13,374
5/31/2018	$12,762	$13,797	$13,341	$13,696
6/30/2018	$12,773	$13,851	$13,434	$13,781
7/31/2018	$13,117	$14,148	$13,768	$14,294
8/31/2018	$13,678	$14,963	$14,196	$14,759
9/30/2018	$13,757	$14,900	$14,105	$14,843
10/31/2018	$12,503	$13,424	$12,933	$13,829
11/30/2018	$12,916	$13,766	$13,251	$14,111
12/31/2018	$11,850	$12,517	$11,937	$12,837
1/31/2019	$13,082	$13,955	$13,224	$13,865
2/28/2019	$13,962	$14,773	$13,792	$14,310
3/31/2019	$14,213	$14,973	$13,911	$14,588
4/30/2019	$14,754	$15,646	$14,440	$15,179
5/31/2019	$14,191	$14,746	$13,554	$14,215
6/30/2019	$15,127	$15,781	$14,485	$15,216
7/31/2019	$15,372	$16,150	$14,692	$15,435
8/31/2019	$15,099	$15,856	$14,273	$15,190
9/30/2019	$14,904	$15,675	$14,554	$15,475
10/31/2019	$15,278	$15,966	$14,707	$15,810
11/30/2019	$15,991	$16,760	$15,233	$16,384
12/31/2019	$16,246	$16,956	$15,582	$16,878
1/31/2020	$16,580	$17,115	$15,457	$16,872
2/29/2020	$15,527	$15,935	$14,115	$15,483
3/31/2020	$13,106	$13,558	$11,364	$13,570
4/30/2020	$15,065	$15,681	$12,996	$15,310
5/31/2020	$16,743	$17,257	$13,910	$16,039
6/30/2020	$17,287	$17,661	$14,160	$16,358
7/31/2020	$18,627	$19,072	$14,992	$17,281
8/31/2020	$19,311	$19,591	$15,519	$18,523
9/30/2020	$19,205	$19,317	$15,217	$17,819
10/31/2020	$19,428	$19,340	$15,314	$17,345
11/30/2020	$21,761	$21,938	$17,431	$19,244
12/31/2020	$22,817	$22,990	$18,247	$19,984
1/31/2021	$22,388	$22,914	$18,199	$19,782
2/28/2021	$23,187	$23,305	$19,212	$20,327
3/31/2021	$22,474	$22,861	$19,732	$21,218
4/30/2021	$23,775	$24,145	$20,738	$22,350
5/31/2021	$22,870	$23,776	$20,904	$22,506
6/30/2021	$24,198	$25,392	$21,212	$23,032
7/31/2021	$24,786	$25,653	$21,375	$23,579
8/31/2021	$25,480	$26,481	$21,919	$24,296
9/30/2021	$24,370	$25,199	$21,016	$23,166
10/31/2021	$25,712	$26,965	$22,266	$24,789
11/30/2021	$24,449	$25,826	$21,490	$24,617
12/31/2021	$24,380	$25,917	$22,368	$25,720
1/31/2022	$21,015	$22,572	$20,720	$24,389
2/28/2022	$20,762	$22,298	$20,571	$23,659
3/31/2022	$20,754	$22,656	$21,098	$24,537
4/30/2022	$18,561	$20,105	$19,473	$22,398
5/31/2022	$17,741	$19,327	$19,488	$22,439
6/30/2022	$16,836	$17,882	$17,543	$20,587
7/31/2022	$18,745	$20,071	$19,275	$22,485
8/31/2022	$17,933	$19,413	$18,670	$21,568
9/30/2022	$16,346	$17,765	$16,940	$19,581
10/31/2022	$17,266	$19,162	$18,443	$21,167
11/30/2022	$17,841	$20,204	$19,552	$22,350
12/31/2022	$16,476	$18,992	$18,495	$21,062
1/31/2023	$17,473	$20,649	$20,031	$22,385
2/28/2023	$17,036	$20,445	$19,545	$21,839
3/31/2023	$17,603	$20,727	$19,245	$22,641
4/30/2023	$17,036	$20,426	$19,143	$22,994
5/31/2023	$17,404	$20,439	$18,609	$23,094
6/30/2023	$18,408	$22,019	$20,161	$24,620
7/31/2023	$18,799	$22,685	$20,961	$25,411
8/31/2023	$17,864	$21,937	$20,234	$25,007
9/30/2023	$16,675	$20,868	$19,218	$23,814
10/31/2023	$15,464	$19,804	$18,258	$23,314
11/30/2023	$17,442	$22,220	$20,126	$25,443
12/31/2023	$18,308	$23,904	$21,681	$26,599
1/31/2024	$18,891	$23,775	$21,372	$27,046
2/29/2024	$20,762	$25,563	$22,567	$28,490
3/31/2024	$21,130	$26,174	$23,546	$29,406
4/30/2024	$19,865	$24,654	$22,274	$28,205
5/31/2024	$20,194	$24,917	$22,909	$29,604
6/30/2024	$20,639	$25,333	$22,757	$30,666
7/31/2024	$19,964	$25,487	$23,830	$31,039
8/31/2024	$20,815	$26,120	$24,313	$31,792
9/30/2024	$21,835	$26,990	$24,854	$32,471
10/31/2024	$22,556	$27,462	$24,720	$32,177
11/30/2024	$25,699	$31,122	$26,901	$34,066
12/31/2024	$23,989	$29,188	$25,008	$33,254
1/31/2025	$25,676	$31,050	$26,072	$34,180
2/28/2025	$23,184	$29,280	$25,331	$33,734
3/31/2025	$20,677	$27,109	$24,157	$31,833
4/30/2025	$22,195	$28,020	$23,907	$31,617
5/31/2025	$24,871	$30,706	$25,274	$33,607
6/30/2025	$26,358	$32,044	$26,218	$35,316
7/31/2025	$27,002	$32,695	$26,704	$36,109
8/31/2025	$27,915	$33,022	$27,371	$36,841
9/30/2025	$29,234	$32,934	$27,614	$38,185
10/31/2025	$29,395	$32,842	$27,386	$39,079
11/30/2025	$28,022	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	9.04%	5.19%	10.85%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LMGYX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-692-I

01/26

Class P

LGOPX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$121	1.16%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.56%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,801	$9,774	$9,732	$9,842
1/31/2016	$8,969	$9,034	$9,094	$9,354
2/29/2016	$8,947	$9,176	$9,197	$9,341
3/31/2016	$9,590	$9,831	$9,950	$9,975
4/30/2016	$9,601	$9,825	$10,056	$10,014
5/31/2016	$9,925	$9,986	$10,221	$10,193
6/30/2016	$9,822	$9,984	$10,267	$10,220
7/31/2016	$10,233	$10,479	$10,736	$10,597
8/31/2016	$10,130	$10,448	$10,709	$10,612
9/30/2016	$10,076	$10,443	$10,731	$10,614
10/31/2016	$9,687	$10,018	$10,390	$10,420
11/30/2016	$10,017	$10,454	$10,950	$10,806
12/31/2016	$9,883	$10,490	$11,075	$11,019
1/31/2017	$10,323	$10,840	$11,342	$11,228
2/28/2017	$10,480	$11,152	$11,663	$11,674
3/31/2017	$10,563	$11,213	$11,645	$11,688
4/30/2017	$10,814	$11,380	$11,735	$11,808
5/31/2017	$11,043	$11,652	$11,842	$11,974
6/30/2017	$11,104	$11,686	$11,959	$12,049
7/31/2017	$11,205	$11,881	$12,136	$12,297
8/31/2017	$11,333	$11,965	$12,041	$12,334
9/30/2017	$11,567	$12,304	$12,375	$12,589
10/31/2017	$11,785	$12,648	$12,581	$12,882
11/30/2017	$12,114	$13,071	$13,005	$13,277
12/31/2017	$12,120	$13,141	$13,126	$13,425
1/31/2018	$12,730	$13,884	$13,620	$14,194
2/28/2018	$12,322	$13,449	$13,057	$13,671
3/31/2018	$12,322	$13,427	$13,065	$13,323
4/30/2018	$12,212	$13,300	$13,045	$13,374
5/31/2018	$12,620	$13,797	$13,341	$13,696
6/30/2018	$12,626	$13,851	$13,434	$13,781
7/31/2018	$12,956	$14,148	$13,768	$14,294
8/31/2018	$13,510	$14,963	$14,196	$14,759
9/30/2018	$13,584	$14,900	$14,105	$14,843
10/31/2018	$12,340	$13,424	$12,933	$13,829
11/30/2018	$12,742	$13,766	$13,251	$14,111
12/31/2018	$11,684	$12,517	$11,937	$12,837
1/31/2019	$12,896	$13,955	$13,224	$13,865
2/28/2019	$13,758	$14,773	$13,792	$14,310
3/31/2019	$13,998	$14,973	$13,911	$14,588
4/30/2019	$14,529	$15,646	$14,440	$15,179
5/31/2019	$13,972	$14,746	$13,554	$14,215
6/30/2019	$14,886	$15,781	$14,485	$15,216
7/31/2019	$15,126	$16,150	$14,692	$15,435
8/31/2019	$14,847	$15,856	$14,273	$15,190
9/30/2019	$14,653	$15,675	$14,554	$15,475
10/31/2019	$15,016	$15,966	$14,707	$15,810
11/30/2019	$15,702	$16,760	$15,233	$16,384
12/31/2019	$15,954	$16,956	$15,582	$16,878
1/31/2020	$16,269	$17,115	$15,457	$16,872
2/29/2020	$15,233	$15,935	$14,115	$15,483
3/31/2020	$12,852	$13,558	$11,364	$13,570
4/30/2020	$14,767	$15,681	$12,996	$15,310
5/31/2020	$16,407	$17,257	$13,910	$16,039
6/30/2020	$16,935	$17,661	$14,160	$16,358
7/31/2020	$18,239	$19,072	$14,992	$17,281
8/31/2020	$18,904	$19,591	$15,519	$18,523
9/30/2020	$18,794	$19,317	$15,217	$17,819
10/31/2020	$19,000	$19,340	$15,314	$17,345
11/30/2020	$21,278	$21,938	$17,431	$19,244
12/31/2020	$22,297	$22,990	$18,247	$19,984
1/31/2021	$21,875	$22,914	$18,199	$19,782
2/28/2021	$22,647	$23,305	$19,212	$20,327
3/31/2021	$21,946	$22,861	$19,732	$21,218
4/30/2021	$23,204	$24,145	$20,738	$22,350
5/31/2021	$22,313	$23,776	$20,904	$22,506
6/30/2021	$23,602	$25,392	$21,212	$23,032
7/31/2021	$24,159	$25,653	$21,375	$23,579
8/31/2021	$24,828	$26,481	$21,919	$24,296
9/30/2021	$23,737	$25,199	$21,016	$23,166
10/31/2021	$25,035	$26,965	$22,266	$24,789
11/30/2021	$23,801	$25,826	$21,490	$24,617
12/31/2021	$23,726	$25,917	$22,368	$25,720
1/31/2022	$20,442	$22,572	$20,720	$24,389
2/28/2022	$20,183	$22,298	$20,571	$23,659
3/31/2022	$20,173	$22,656	$21,098	$24,537
4/30/2022	$18,032	$20,105	$19,473	$22,398
5/31/2022	$17,225	$19,327	$19,488	$22,439
6/30/2022	$16,342	$17,882	$17,543	$20,587
7/31/2022	$18,195	$20,071	$19,275	$22,485
8/31/2022	$17,398	$19,413	$18,670	$21,568
9/30/2022	$15,852	$17,765	$16,940	$19,581
10/31/2022	$16,736	$19,162	$18,443	$21,167
11/30/2022	$17,292	$20,204	$19,552	$22,350
12/31/2022	$15,958	$18,992	$18,495	$21,062
1/31/2023	$16,918	$20,649	$20,031	$22,385
2/28/2023	$16,486	$20,445	$19,545	$21,839
3/31/2023	$17,033	$20,727	$19,245	$22,641
4/30/2023	$16,476	$20,426	$19,143	$22,994
5/31/2023	$16,822	$20,439	$18,609	$23,094
6/30/2023	$17,792	$22,019	$20,161	$24,620
7/31/2023	$18,157	$22,685	$20,961	$25,411
8/31/2023	$17,244	$21,937	$20,234	$25,007
9/30/2023	$16,102	$20,868	$19,218	$23,814
10/31/2023	$14,921	$19,804	$18,258	$23,314
11/30/2023	$16,822	$22,220	$20,126	$25,443
12/31/2023	$17,648	$23,904	$21,681	$26,599
1/31/2024	$18,205	$23,775	$21,372	$27,046
2/29/2024	$20,000	$25,563	$22,567	$28,490
3/31/2024	$20,355	$26,174	$23,546	$29,406
4/30/2024	$19,126	$24,654	$22,274	$28,205
5/31/2024	$19,434	$24,917	$22,909	$29,604
6/30/2024	$19,856	$25,333	$22,757	$30,666
7/31/2024	$19,203	$25,487	$23,830	$31,039
8/31/2024	$20,010	$26,120	$24,313	$31,792
9/30/2024	$20,979	$26,990	$24,854	$32,471
10/31/2024	$21,661	$27,462	$24,720	$32,177
11/30/2024	$24,676	$31,122	$26,901	$34,066
12/31/2024	$23,025	$29,188	$25,008	$33,254
1/31/2025	$24,638	$31,050	$26,072	$34,180
2/28/2025	$22,237	$29,280	$25,331	$33,734
3/31/2025	$19,827	$27,109	$24,157	$31,833
4/30/2025	$21,277	$28,020	$23,907	$31,617
5/31/2025	$23,822	$30,706	$25,274	$33,607
6/30/2025	$25,243	$32,044	$26,218	$35,316
7/31/2025	$25,847	$32,695	$26,704	$36,109
8/31/2025	$26,712	$33,022	$27,371	$36,841
9/30/2025	$27,960	$32,934	$27,614	$38,185
10/31/2025	$28,104	$32,842	$27,386	$39,079
11/30/2025	$26,788	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	8.56%	4.71%	10.36%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LGOPX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-606-P

01/26

Class R2

LGOQX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$136	1.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.39%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,798	$9,774	$9,732	$9,842
1/31/2016	$8,962	$9,034	$9,094	$9,354
2/29/2016	$8,940	$9,176	$9,197	$9,341
3/31/2016	$9,583	$9,831	$9,950	$9,975
4/30/2016	$9,594	$9,825	$10,056	$10,014
5/31/2016	$9,919	$9,986	$10,221	$10,193
6/30/2016	$9,814	$9,984	$10,267	$10,220
7/31/2016	$10,221	$10,479	$10,736	$10,597
8/31/2016	$10,117	$10,448	$10,709	$10,612
9/30/2016	$10,062	$10,443	$10,731	$10,614
10/31/2016	$9,671	$10,018	$10,390	$10,420
11/30/2016	$10,001	$10,454	$10,950	$10,806
12/31/2016	$9,865	$10,490	$11,075	$11,019
1/31/2017	$10,303	$10,840	$11,342	$11,228
2/28/2017	$10,456	$11,152	$11,663	$11,674
3/31/2017	$10,535	$11,213	$11,645	$11,688
4/30/2017	$10,791	$11,380	$11,735	$11,808
5/31/2017	$11,018	$11,652	$11,842	$11,974
6/30/2017	$11,075	$11,686	$11,959	$12,049
7/31/2017	$11,171	$11,881	$12,136	$12,297
8/31/2017	$11,302	$11,965	$12,041	$12,334
9/30/2017	$11,535	$12,304	$12,375	$12,589
10/31/2017	$11,745	$12,648	$12,581	$12,882
11/30/2017	$12,075	$13,071	$13,005	$13,277
12/31/2017	$12,081	$13,141	$13,126	$13,425
1/31/2018	$12,685	$13,884	$13,620	$14,194
2/28/2018	$12,280	$13,449	$13,057	$13,671
3/31/2018	$12,280	$13,427	$13,065	$13,323
4/30/2018	$12,162	$13,300	$13,045	$13,374
5/31/2018	$12,567	$13,797	$13,341	$13,696
6/30/2018	$12,573	$13,851	$13,434	$13,781
7/31/2018	$12,903	$14,148	$13,768	$14,294
8/31/2018	$13,450	$14,963	$14,196	$14,759
9/30/2018	$13,518	$14,900	$14,105	$14,843
10/31/2018	$12,287	$13,424	$12,933	$13,829
11/30/2018	$12,679	$13,766	$13,251	$14,111
12/31/2018	$11,630	$12,517	$11,937	$12,837
1/31/2019	$12,829	$13,955	$13,224	$13,865
2/28/2019	$13,690	$14,773	$13,792	$14,310
3/31/2019	$13,929	$14,973	$13,911	$14,588
4/30/2019	$14,452	$15,646	$14,440	$15,179
5/31/2019	$13,896	$14,746	$13,554	$14,215
6/30/2019	$14,803	$15,781	$14,485	$15,216
7/31/2019	$15,035	$16,150	$14,692	$15,435
8/31/2019	$14,757	$15,856	$14,273	$15,190
9/30/2019	$14,565	$15,675	$14,554	$15,475
10/31/2019	$14,922	$15,966	$14,707	$15,810
11/30/2019	$15,611	$16,760	$15,233	$16,384
12/31/2019	$15,854	$16,956	$15,582	$16,878
1/31/2020	$16,171	$17,115	$15,457	$16,872
2/29/2020	$15,131	$15,935	$14,115	$15,483
3/31/2020	$12,764	$13,558	$11,364	$13,570
4/30/2020	$14,667	$15,681	$12,996	$15,310
5/31/2020	$16,297	$17,257	$13,910	$16,039
6/30/2020	$16,817	$17,661	$14,160	$16,358
7/31/2020	$18,109	$19,072	$14,992	$17,281
8/31/2020	$18,763	$19,591	$15,519	$18,523
9/30/2020	$18,657	$19,317	$15,217	$17,819
10/31/2020	$18,861	$19,340	$15,314	$17,345
11/30/2020	$21,116	$21,938	$17,431	$19,244
12/31/2020	$22,123	$22,990	$18,247	$19,984
1/31/2021	$21,697	$22,914	$18,199	$19,782
2/28/2021	$22,467	$23,305	$19,212	$20,327
3/31/2021	$21,763	$22,861	$19,732	$21,218
4/30/2021	$23,016	$24,145	$20,738	$22,350
5/31/2021	$22,123	$23,776	$20,904	$22,506
6/30/2021	$23,401	$25,392	$21,212	$23,032
7/31/2021	$23,950	$25,653	$21,375	$23,579
8/31/2021	$24,613	$26,481	$21,919	$24,296
9/30/2021	$23,524	$25,199	$21,016	$23,166
10/31/2021	$24,810	$26,965	$22,266	$24,789
11/30/2021	$23,581	$25,826	$21,490	$24,617
12/31/2021	$23,503	$25,917	$22,368	$25,720
1/31/2022	$20,247	$22,572	$20,720	$24,389
2/28/2022	$19,998	$22,298	$20,571	$23,659
3/31/2022	$19,978	$22,656	$21,098	$24,537
4/30/2022	$17,856	$20,105	$19,473	$22,398
5/31/2022	$17,060	$19,327	$19,488	$22,439
6/30/2022	$16,183	$17,882	$17,543	$20,587
7/31/2022	$18,006	$20,071	$19,275	$22,485
8/31/2022	$17,219	$19,413	$18,670	$21,568
9/30/2022	$15,695	$17,765	$16,940	$19,581
10/31/2022	$16,562	$19,162	$18,443	$21,167
11/30/2022	$17,110	$20,204	$19,552	$22,350
12/31/2022	$15,785	$18,992	$18,495	$21,062
1/31/2023	$16,741	$20,649	$20,031	$22,385
2/28/2023	$16,303	$20,445	$19,545	$21,839
3/31/2023	$16,851	$20,727	$19,245	$22,641
4/30/2023	$16,293	$20,426	$19,143	$22,994
5/31/2023	$16,631	$20,439	$18,609	$23,094
6/30/2023	$17,588	$22,019	$20,161	$24,620
7/31/2023	$17,946	$22,685	$20,961	$25,411
8/31/2023	$17,050	$21,937	$20,234	$25,007
9/30/2023	$15,904	$20,868	$19,218	$23,814
10/31/2023	$14,739	$19,804	$18,258	$23,314
11/30/2023	$16,622	$22,220	$20,126	$25,443
12/31/2023	$17,438	$23,904	$21,681	$26,599
1/31/2024	$17,986	$23,775	$21,372	$27,046
2/29/2024	$19,749	$25,563	$22,567	$28,490
3/31/2024	$20,097	$26,174	$23,546	$29,406
4/30/2024	$18,882	$24,654	$22,274	$28,205
5/31/2024	$19,181	$24,917	$22,909	$29,604
6/30/2024	$19,599	$25,333	$22,757	$30,666
7/31/2024	$18,952	$25,487	$23,830	$31,039
8/31/2024	$19,749	$26,120	$24,313	$31,792
9/30/2024	$20,705	$26,990	$24,854	$32,471
10/31/2024	$21,372	$27,462	$24,720	$32,177
11/30/2024	$24,340	$31,122	$26,901	$34,066
12/31/2024	$22,716	$29,188	$25,008	$33,254
1/31/2025	$24,290	$31,050	$26,072	$34,180
2/28/2025	$21,930	$29,280	$25,331	$33,734
3/31/2025	$19,549	$27,109	$24,157	$31,833
4/30/2025	$20,974	$28,020	$23,907	$31,617
5/31/2025	$23,483	$30,706	$25,274	$33,607
6/30/2025	$24,878	$32,044	$26,218	$35,316
7/31/2025	$25,475	$32,695	$26,704	$36,109
8/31/2025	$26,322	$33,022	$27,371	$36,841
9/30/2025	$27,547	$32,934	$27,614	$38,185
10/31/2025	$27,686	$32,842	$27,386	$39,079
11/30/2025	$26,381	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.39%	4.55%	10.19%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LGOQX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1091-R2

01/26

Class R3

LGORX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$126	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.49%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,801	$9,774	$9,732	$9,842
1/31/2016	$8,962	$9,034	$9,094	$9,354
2/29/2016	$8,940	$9,176	$9,197	$9,341
3/31/2016	$9,584	$9,831	$9,950	$9,975
4/30/2016	$9,601	$9,825	$10,056	$10,014
5/31/2016	$9,920	$9,986	$10,221	$10,193
6/30/2016	$9,817	$9,984	$10,267	$10,220
7/31/2016	$10,229	$10,479	$10,736	$10,597
8/31/2016	$10,120	$10,448	$10,709	$10,612
9/30/2016	$10,066	$10,443	$10,731	$10,614
10/31/2016	$9,682	$10,018	$10,390	$10,420
11/30/2016	$10,012	$10,454	$10,950	$10,806
12/31/2016	$9,878	$10,490	$11,075	$11,019
1/31/2017	$10,314	$10,840	$11,342	$11,228
2/28/2017	$10,471	$11,152	$11,663	$11,674
3/31/2017	$10,555	$11,213	$11,645	$11,688
4/30/2017	$10,806	$11,380	$11,735	$11,808
5/31/2017	$11,035	$11,652	$11,842	$11,974
6/30/2017	$11,091	$11,686	$11,959	$12,049
7/31/2017	$11,192	$11,881	$12,136	$12,297
8/31/2017	$11,326	$11,965	$12,041	$12,334
9/30/2017	$11,555	$12,304	$12,375	$12,589
10/31/2017	$11,773	$12,648	$12,581	$12,882
11/30/2017	$12,097	$13,071	$13,005	$13,277
12/31/2017	$12,104	$13,141	$13,126	$13,425
1/31/2018	$12,715	$13,884	$13,620	$14,194
2/28/2018	$12,305	$13,449	$13,057	$13,671
3/31/2018	$12,305	$13,427	$13,065	$13,323
4/30/2018	$12,195	$13,300	$13,045	$13,374
5/31/2018	$12,605	$13,797	$13,341	$13,696
6/30/2018	$12,605	$13,851	$13,434	$13,781
7/31/2018	$12,941	$14,148	$13,768	$14,294
8/31/2018	$13,491	$14,963	$14,196	$14,759
9/30/2018	$13,558	$14,900	$14,105	$14,843
10/31/2018	$12,324	$13,424	$12,933	$13,829
11/30/2018	$12,721	$13,766	$13,251	$14,111
12/31/2018	$11,667	$12,517	$11,937	$12,837
1/31/2019	$12,876	$13,955	$13,224	$13,865
2/28/2019	$13,733	$14,773	$13,792	$14,310
3/31/2019	$13,974	$14,973	$13,911	$14,588
4/30/2019	$14,507	$15,646	$14,440	$15,179
5/31/2019	$13,948	$14,746	$13,554	$14,215
6/30/2019	$14,858	$15,781	$14,485	$15,216
7/31/2019	$15,092	$16,150	$14,692	$15,435
8/31/2019	$14,812	$15,856	$14,273	$15,190
9/30/2019	$14,617	$15,675	$14,554	$15,475
10/31/2019	$14,981	$15,966	$14,707	$15,810
11/30/2019	$15,670	$16,760	$15,233	$16,384
12/31/2019	$15,915	$16,956	$15,582	$16,878
1/31/2020	$16,239	$17,115	$15,457	$16,872
2/29/2020	$15,200	$15,935	$14,115	$15,483
3/31/2020	$12,825	$13,558	$11,364	$13,570
4/30/2020	$14,731	$15,681	$12,996	$15,310
5/31/2020	$16,370	$17,257	$13,910	$16,039
6/30/2020	$16,893	$17,661	$14,160	$16,358
7/31/2020	$18,194	$19,072	$14,992	$17,281
8/31/2020	$18,855	$19,591	$15,519	$18,523
9/30/2020	$18,745	$19,317	$15,217	$17,819
10/31/2020	$18,951	$19,340	$15,314	$17,345
11/30/2020	$21,223	$21,938	$17,431	$19,244
12/31/2020	$22,237	$22,990	$18,247	$19,984
1/31/2021	$21,814	$22,914	$18,199	$19,782
2/28/2021	$22,589	$23,305	$19,212	$20,327
3/31/2021	$21,886	$22,861	$19,732	$21,218
4/30/2021	$23,141	$24,145	$20,738	$22,350
5/31/2021	$22,245	$23,776	$20,904	$22,506
6/30/2021	$23,532	$25,392	$21,212	$23,032
7/31/2021	$24,092	$25,653	$21,375	$23,579
8/31/2021	$24,755	$26,481	$21,919	$24,296
9/30/2021	$23,668	$25,199	$21,016	$23,166
10/31/2021	$24,963	$26,965	$22,266	$24,789
11/30/2021	$23,724	$25,826	$21,490	$24,617
12/31/2021	$23,648	$25,917	$22,368	$25,720
1/31/2022	$20,374	$22,572	$20,720	$24,389
2/28/2022	$20,123	$22,298	$20,571	$23,659
3/31/2022	$20,114	$22,656	$21,098	$24,537
4/30/2022	$17,980	$20,105	$19,473	$22,398
5/31/2022	$17,169	$19,327	$19,488	$22,439
6/30/2022	$16,290	$17,882	$17,543	$20,587
7/31/2022	$18,124	$20,071	$19,275	$22,485
8/31/2022	$17,342	$19,413	$18,670	$21,568
9/30/2022	$15,797	$17,765	$16,940	$19,581
10/31/2022	$16,676	$19,162	$18,443	$21,167
11/30/2022	$17,226	$20,204	$19,552	$22,350
12/31/2022	$15,904	$18,992	$18,495	$21,062
1/31/2023	$16,860	$20,649	$20,031	$22,385
2/28/2023	$16,425	$20,445	$19,545	$21,839
3/31/2023	$16,966	$20,727	$19,245	$22,641
4/30/2023	$16,415	$20,426	$19,143	$22,994
5/31/2023	$16,763	$20,439	$18,609	$23,094
6/30/2023	$17,719	$22,019	$20,161	$24,620
7/31/2023	$18,086	$22,685	$20,961	$25,411
8/31/2023	$17,178	$21,937	$20,234	$25,007
9/30/2023	$16,029	$20,868	$19,218	$23,814
10/31/2023	$14,861	$19,804	$18,258	$23,314
11/30/2023	$16,753	$22,220	$20,126	$25,443
12/31/2023	$17,574	$23,904	$21,681	$26,599
1/31/2024	$18,134	$23,775	$21,372	$27,046
2/29/2024	$19,920	$25,563	$22,567	$28,490
3/31/2024	$20,258	$26,174	$23,546	$29,406
4/30/2024	$19,051	$24,654	$22,274	$28,205
5/31/2024	$19,351	$24,917	$22,909	$29,604
6/30/2024	$19,766	$25,333	$22,757	$30,666
7/31/2024	$19,119	$25,487	$23,830	$31,039
8/31/2024	$19,920	$26,120	$24,313	$31,792
9/30/2024	$20,886	$26,990	$24,854	$32,471
10/31/2024	$21,572	$27,462	$24,720	$32,177
11/30/2024	$24,565	$31,122	$26,901	$34,066
12/31/2024	$22,924	$29,188	$25,008	$33,254
1/31/2025	$24,517	$31,050	$26,072	$34,180
2/28/2025	$22,141	$29,280	$25,331	$33,734
3/31/2025	$19,737	$27,109	$24,157	$31,833
4/30/2025	$21,176	$28,020	$23,907	$31,617
5/31/2025	$23,706	$30,706	$25,274	$33,607
6/30/2025	$25,115	$32,044	$26,218	$35,316
7/31/2025	$25,724	$32,695	$26,704	$36,109
8/31/2025	$26,574	$33,022	$27,371	$36,841
9/30/2025	$27,829	$32,934	$27,614	$38,185
10/31/2025	$27,964	$32,842	$27,386	$39,079
11/30/2025	$26,651	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.49%	4.66%	10.30%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LGORX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2065-R3

01/26

Class R4

LGOSX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$100	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.76%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,804	$9,774	$9,732	$9,842
1/31/2016	$8,970	$9,034	$9,094	$9,354
2/29/2016	$8,949	$9,176	$9,197	$9,341
3/31/2016	$9,597	$9,831	$9,950	$9,975
4/30/2016	$9,613	$9,825	$10,056	$10,014
5/31/2016	$9,937	$9,986	$10,221	$10,193
6/30/2016	$9,836	$9,984	$10,267	$10,220
7/31/2016	$10,250	$10,479	$10,736	$10,597
8/31/2016	$10,144	$10,448	$10,709	$10,612
9/30/2016	$10,090	$10,443	$10,731	$10,614
10/31/2016	$9,708	$10,018	$10,390	$10,420
11/30/2016	$10,037	$10,454	$10,950	$10,806
12/31/2016	$9,906	$10,490	$11,075	$11,019
1/31/2017	$10,350	$10,840	$11,342	$11,228
2/28/2017	$10,508	$11,152	$11,663	$11,674
3/31/2017	$10,591	$11,213	$11,645	$11,688
4/30/2017	$10,848	$11,380	$11,735	$11,808
5/31/2017	$11,078	$11,652	$11,842	$11,974
6/30/2017	$11,138	$11,686	$11,959	$12,049
7/31/2017	$11,242	$11,881	$12,136	$12,297
8/31/2017	$11,374	$11,965	$12,041	$12,334
9/30/2017	$11,609	$12,304	$12,375	$12,589
10/31/2017	$11,828	$12,648	$12,581	$12,882
11/30/2017	$12,162	$13,071	$13,005	$13,277
12/31/2017	$12,168	$13,141	$13,126	$13,425
1/31/2018	$12,784	$13,884	$13,620	$14,194
2/28/2018	$12,378	$13,449	$13,057	$13,671
3/31/2018	$12,384	$13,427	$13,065	$13,323
4/30/2018	$12,270	$13,300	$13,045	$13,374
5/31/2018	$12,682	$13,797	$13,341	$13,696
6/30/2018	$12,688	$13,851	$13,434	$13,781
7/31/2018	$13,029	$14,148	$13,768	$14,294
8/31/2018	$13,584	$14,963	$14,196	$14,759
9/30/2018	$13,656	$14,900	$14,105	$14,843
10/31/2018	$12,413	$13,424	$12,933	$13,829
11/30/2018	$12,820	$13,766	$13,251	$14,111
12/31/2018	$11,759	$12,517	$11,937	$12,837
1/31/2019	$12,977	$13,955	$13,224	$13,865
2/28/2019	$13,845	$14,773	$13,792	$14,310
3/31/2019	$14,092	$14,973	$13,911	$14,588
4/30/2019	$14,631	$15,646	$14,440	$15,179
5/31/2019	$14,067	$14,746	$13,554	$14,215
6/30/2019	$14,992	$15,781	$14,485	$15,216
7/31/2019	$15,233	$16,150	$14,692	$15,435
8/31/2019	$14,954	$15,856	$14,273	$15,190
9/30/2019	$14,764	$15,675	$14,554	$15,475
10/31/2019	$15,132	$15,966	$14,707	$15,810
11/30/2019	$15,829	$16,760	$15,233	$16,384
12/31/2019	$16,081	$16,956	$15,582	$16,878
1/31/2020	$16,409	$17,115	$15,457	$16,872
2/29/2020	$15,364	$15,935	$14,115	$15,483
3/31/2020	$12,965	$13,558	$11,364	$13,570
4/30/2020	$14,902	$15,681	$12,996	$15,310
5/31/2020	$16,557	$17,257	$13,910	$16,039
6/30/2020	$17,093	$17,661	$14,160	$16,358
7/31/2020	$18,413	$19,072	$14,992	$17,281
8/31/2020	$19,083	$19,591	$15,519	$18,523
9/30/2020	$18,976	$19,317	$15,217	$17,819
10/31/2020	$19,190	$19,340	$15,314	$17,345
11/30/2020	$21,488	$21,938	$17,431	$19,244
12/31/2020	$22,523	$22,990	$18,247	$19,984
1/31/2021	$22,097	$22,914	$18,199	$19,782
2/28/2021	$22,886	$23,305	$19,212	$20,327
3/31/2021	$22,175	$22,861	$19,732	$21,218
4/30/2021	$23,458	$24,145	$20,738	$22,350
5/31/2021	$22,554	$23,776	$20,904	$22,506
6/30/2021	$23,868	$25,392	$21,212	$23,032
7/31/2021	$24,432	$25,653	$21,375	$23,579
8/31/2021	$25,121	$26,481	$21,919	$24,296
9/30/2021	$24,015	$25,199	$21,016	$23,166
10/31/2021	$25,337	$26,965	$22,266	$24,789
11/30/2021	$24,084	$25,826	$21,490	$24,617
12/31/2021	$24,010	$25,917	$22,368	$25,720
1/31/2022	$20,690	$22,572	$20,720	$24,389
2/28/2022	$20,440	$22,298	$20,571	$23,659
3/31/2022	$20,431	$22,656	$21,098	$24,537
4/30/2022	$18,267	$20,105	$19,473	$22,398
5/31/2022	$17,453	$19,327	$19,488	$22,439
6/30/2022	$16,556	$17,882	$17,543	$20,587
7/31/2022	$18,433	$20,071	$19,275	$22,485
8/31/2022	$17,638	$19,413	$18,670	$21,568
9/30/2022	$16,075	$17,765	$16,940	$19,581
10/31/2022	$16,972	$19,162	$18,443	$21,167
11/30/2022	$17,536	$20,204	$19,552	$22,350
12/31/2022	$16,186	$18,992	$18,495	$21,062
1/31/2023	$17,166	$20,649	$20,031	$22,385
2/28/2023	$16,731	$20,445	$19,545	$21,839
3/31/2023	$17,286	$20,727	$19,245	$22,641
4/30/2023	$16,722	$20,426	$19,143	$22,994
5/31/2023	$17,083	$20,439	$18,609	$23,094
6/30/2023	$18,063	$22,019	$20,161	$24,620
7/31/2023	$18,443	$22,685	$20,961	$25,411
8/31/2023	$17,518	$21,937	$20,234	$25,007
9/30/2023	$16,352	$20,868	$19,218	$23,814
10/31/2023	$15,159	$19,804	$18,258	$23,314
11/30/2023	$17,092	$22,220	$20,126	$25,443
12/31/2023	$17,943	$23,904	$21,681	$26,599
1/31/2024	$18,507	$23,775	$21,372	$27,046
2/29/2024	$20,339	$25,563	$22,567	$28,490
3/31/2024	$20,690	$26,174	$23,546	$29,406
4/30/2024	$19,451	$24,654	$22,274	$28,205
5/31/2024	$19,765	$24,917	$22,909	$29,604
6/30/2024	$20,200	$25,333	$22,757	$30,666
7/31/2024	$19,534	$25,487	$23,830	$31,039
8/31/2024	$20,366	$26,120	$24,313	$31,792
9/30/2024	$21,356	$26,990	$24,854	$32,471
10/31/2024	$22,059	$27,462	$24,720	$32,177
11/30/2024	$25,130	$31,122	$26,901	$34,066
12/31/2024	$23,456	$29,188	$25,008	$33,254
1/31/2025	$25,093	$31,050	$26,072	$34,180
2/28/2025	$22,660	$29,280	$25,331	$33,734
3/31/2025	$20,200	$27,109	$24,157	$31,833
4/30/2025	$21,680	$28,020	$23,907	$31,617
5/31/2025	$24,279	$30,706	$25,274	$33,607
6/30/2025	$25,731	$32,044	$26,218	$35,316
7/31/2025	$26,350	$32,695	$26,704	$36,109
8/31/2025	$27,238	$33,022	$27,371	$36,841
9/30/2025	$28,524	$32,934	$27,614	$38,185
10/31/2025	$28,672	$32,842	$27,386	$39,079
11/30/2025	$27,331	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.76%	4.93%	10.58%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LGOSX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8716-R4

01/26

Class R5

LGOTX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$74	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,805	$9,774	$9,732	$9,842
1/31/2016	$8,972	$9,034	$9,094	$9,354
2/29/2016	$8,953	$9,176	$9,197	$9,341
3/31/2016	$9,605	$9,831	$9,950	$9,975
4/30/2016	$9,620	$9,825	$10,056	$10,014
5/31/2016	$9,948	$9,986	$10,221	$10,193
6/30/2016	$9,848	$9,984	$10,267	$10,220
7/31/2016	$10,267	$10,479	$10,736	$10,597
8/31/2016	$10,163	$10,448	$10,709	$10,612
9/30/2016	$10,115	$10,443	$10,731	$10,614
10/31/2016	$9,729	$10,018	$10,390	$10,420
11/30/2016	$10,063	$10,454	$10,950	$10,806
12/31/2016	$9,935	$10,490	$11,075	$11,019
1/31/2017	$10,381	$10,840	$11,342	$11,228
2/28/2017	$10,542	$11,152	$11,663	$11,674
3/31/2017	$10,626	$11,213	$11,645	$11,688
4/30/2017	$10,885	$11,380	$11,735	$11,808
5/31/2017	$11,120	$11,652	$11,842	$11,974
6/30/2017	$11,189	$11,686	$11,959	$12,049
7/31/2017	$11,292	$11,881	$12,136	$12,297
8/31/2017	$11,429	$11,965	$12,041	$12,334
9/30/2017	$11,669	$12,304	$12,375	$12,589
10/31/2017	$11,889	$12,648	$12,581	$12,882
11/30/2017	$12,227	$13,071	$13,005	$13,277
12/31/2017	$12,238	$13,141	$13,126	$13,425
1/31/2018	$12,862	$13,884	$13,620	$14,194
2/28/2018	$12,449	$13,449	$13,057	$13,671
3/31/2018	$12,460	$13,427	$13,065	$13,323
4/30/2018	$12,349	$13,300	$13,045	$13,374
5/31/2018	$12,766	$13,797	$13,341	$13,696
6/30/2018	$12,777	$13,851	$13,434	$13,781
7/31/2018	$13,121	$14,148	$13,768	$14,294
8/31/2018	$13,681	$14,963	$14,196	$14,759
9/30/2018	$13,761	$14,900	$14,105	$14,843
10/31/2018	$12,507	$13,424	$12,933	$13,829
11/30/2018	$12,920	$13,766	$13,251	$14,111
12/31/2018	$11,854	$12,517	$11,937	$12,837
1/31/2019	$13,086	$13,955	$13,224	$13,865
2/28/2019	$13,966	$14,773	$13,792	$14,310
3/31/2019	$14,216	$14,973	$13,911	$14,588
4/30/2019	$14,762	$15,646	$14,440	$15,179
5/31/2019	$14,200	$14,746	$13,554	$14,215
6/30/2019	$15,130	$15,781	$14,485	$15,216
7/31/2019	$15,381	$16,150	$14,692	$15,435
8/31/2019	$15,102	$15,856	$14,273	$15,190
9/30/2019	$14,907	$15,675	$14,554	$15,475
10/31/2019	$15,286	$15,966	$14,707	$15,810
11/30/2019	$15,994	$16,760	$15,233	$16,384
12/31/2019	$16,254	$16,956	$15,582	$16,878
1/31/2020	$16,587	$17,115	$15,457	$16,872
2/29/2020	$15,529	$15,935	$14,115	$15,483
3/31/2020	$13,110	$13,558	$11,364	$13,570
4/30/2020	$15,068	$15,681	$12,996	$15,310
5/31/2020	$16,751	$17,257	$13,910	$16,039
6/30/2020	$17,294	$17,661	$14,160	$16,358
7/31/2020	$18,633	$19,072	$14,992	$17,281
8/31/2020	$19,317	$19,591	$15,519	$18,523
9/30/2020	$19,212	$19,317	$15,217	$17,819
10/31/2020	$19,434	$19,340	$15,314	$17,345
11/30/2020	$21,766	$21,938	$17,431	$19,244
12/31/2020	$22,821	$22,990	$18,247	$19,984
1/31/2021	$22,392	$22,914	$18,199	$19,782
2/28/2021	$23,198	$23,305	$19,212	$20,327
3/31/2021	$22,478	$22,861	$19,732	$21,218
4/30/2021	$23,785	$24,145	$20,738	$22,350
5/31/2021	$22,874	$23,776	$20,904	$22,506
6/30/2021	$24,208	$25,392	$21,212	$23,032
7/31/2021	$24,789	$25,653	$21,375	$23,579
8/31/2021	$25,489	$26,481	$21,919	$24,296
9/30/2021	$24,373	$25,199	$21,016	$23,166
10/31/2021	$25,720	$26,965	$22,266	$24,789
11/30/2021	$24,452	$25,826	$21,490	$24,617
12/31/2021	$24,382	$25,917	$22,368	$25,720
1/31/2022	$21,019	$22,572	$20,720	$24,389
2/28/2022	$20,766	$22,298	$20,571	$23,659
3/31/2022	$20,759	$22,656	$21,098	$24,537
4/30/2022	$18,568	$20,105	$19,473	$22,398
5/31/2022	$17,748	$19,327	$19,488	$22,439
6/30/2022	$16,837	$17,882	$17,543	$20,587
7/31/2022	$18,752	$20,071	$19,275	$22,485
8/31/2022	$17,940	$19,413	$18,670	$21,568
9/30/2022	$16,354	$17,765	$16,940	$19,581
10/31/2022	$17,273	$19,162	$18,443	$21,167
11/30/2022	$17,848	$20,204	$19,552	$22,350
12/31/2022	$16,477	$18,992	$18,495	$21,062
1/31/2023	$17,480	$20,649	$20,031	$22,385
2/28/2023	$17,036	$20,445	$19,545	$21,839
3/31/2023	$17,611	$20,727	$19,245	$22,641
4/30/2023	$17,044	$20,426	$19,143	$22,994
5/31/2023	$17,404	$20,439	$18,609	$23,094
6/30/2023	$18,415	$22,019	$20,161	$24,620
7/31/2023	$18,805	$22,685	$20,961	$25,411
8/31/2023	$17,863	$21,937	$20,234	$25,007
9/30/2023	$16,684	$20,868	$19,218	$23,814
10/31/2023	$15,466	$19,804	$18,258	$23,314
11/30/2023	$17,442	$22,220	$20,126	$25,443
12/31/2023	$18,308	$23,904	$21,681	$26,599
1/31/2024	$18,897	$23,775	$21,372	$27,046
2/29/2024	$20,766	$25,563	$22,567	$28,490
3/31/2024	$21,142	$26,174	$23,546	$29,406
4/30/2024	$19,878	$24,654	$22,274	$28,205
5/31/2024	$20,207	$24,917	$22,909	$29,604
6/30/2024	$20,652	$25,333	$22,757	$30,666
7/31/2024	$19,977	$25,487	$23,830	$31,039
8/31/2024	$20,828	$26,120	$24,313	$31,792
9/30/2024	$21,847	$26,990	$24,854	$32,471
10/31/2024	$22,567	$27,462	$24,720	$32,177
11/30/2024	$25,715	$31,122	$26,901	$34,066
12/31/2024	$24,007	$29,188	$25,008	$33,254
1/31/2025	$25,684	$31,050	$26,072	$34,180
2/28/2025	$23,202	$29,280	$25,331	$33,734
3/31/2025	$20,690	$27,109	$24,157	$31,833
4/30/2025	$22,207	$28,020	$23,907	$31,617
5/31/2025	$24,880	$30,706	$25,274	$33,607
6/30/2025	$26,374	$32,044	$26,218	$35,316
7/31/2025	$27,009	$32,695	$26,704	$36,109
8/31/2025	$27,929	$33,022	$27,371	$36,841
9/30/2025	$29,246	$32,934	$27,614	$38,185
10/31/2025	$29,407	$32,842	$27,386	$39,079
11/30/2025	$28,036	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	9.03%	5.19%	10.86%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LGOTX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8748-R5

01/26

Class R6

LGOVX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.17%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 3.29% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Celsius Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,810	$9,774	$9,732	$9,842
1/31/2016	$8,977	$9,034	$9,094	$9,354
2/29/2016	$8,958	$9,176	$9,197	$9,341
3/31/2016	$9,610	$9,831	$9,950	$9,975
4/30/2016	$9,629	$9,825	$10,056	$10,014
5/31/2016	$9,957	$9,986	$10,221	$10,193
6/30/2016	$9,857	$9,984	$10,267	$10,220
7/31/2016	$10,276	$10,479	$10,736	$10,597
8/31/2016	$10,176	$10,448	$10,709	$10,612
9/30/2016	$10,129	$10,443	$10,731	$10,614
10/31/2016	$9,743	$10,018	$10,390	$10,420
11/30/2016	$10,081	$10,454	$10,950	$10,806
12/31/2016	$9,949	$10,490	$11,075	$11,019
1/31/2017	$10,394	$10,840	$11,342	$11,228
2/28/2017	$10,556	$11,152	$11,663	$11,674
3/31/2017	$10,649	$11,213	$11,645	$11,688
4/30/2017	$10,908	$11,380	$11,735	$11,808
5/31/2017	$11,143	$11,652	$11,842	$11,974
6/30/2017	$11,211	$11,686	$11,959	$12,049
7/31/2017	$11,314	$11,881	$12,136	$12,297
8/31/2017	$11,456	$11,965	$12,041	$12,334
9/30/2017	$11,696	$12,304	$12,375	$12,589
10/31/2017	$11,916	$12,648	$12,581	$12,882
11/30/2017	$12,259	$13,071	$13,005	$13,277
12/31/2017	$12,269	$13,141	$13,126	$13,425
1/31/2018	$12,893	$13,884	$13,620	$14,194
2/28/2018	$12,486	$13,449	$13,057	$13,671
3/31/2018	$12,491	$13,427	$13,065	$13,323
4/30/2018	$12,386	$13,300	$13,045	$13,374
5/31/2018	$12,803	$13,797	$13,341	$13,696
6/30/2018	$12,814	$13,851	$13,434	$13,781
7/31/2018	$13,157	$14,148	$13,768	$14,294
8/31/2018	$13,728	$14,963	$14,196	$14,759
9/30/2018	$13,802	$14,900	$14,105	$14,843
10/31/2018	$12,549	$13,424	$12,933	$13,829
11/30/2018	$12,962	$13,766	$13,251	$14,111
12/31/2018	$11,892	$12,517	$11,937	$12,837
1/31/2019	$13,127	$13,955	$13,224	$13,865
2/28/2019	$14,012	$14,773	$13,792	$14,310
3/31/2019	$14,262	$14,973	$13,911	$14,588
4/30/2019	$14,813	$15,646	$14,440	$15,179
5/31/2019	$14,245	$14,746	$13,554	$14,215
6/30/2019	$15,186	$15,781	$14,485	$15,216
7/31/2019	$15,436	$16,150	$14,692	$15,435
8/31/2019	$15,158	$15,856	$14,273	$15,190
9/30/2019	$14,963	$15,675	$14,554	$15,475
10/31/2019	$15,342	$15,966	$14,707	$15,810
11/30/2019	$16,054	$16,760	$15,233	$16,384
12/31/2019	$16,314	$16,956	$15,582	$16,878
1/31/2020	$16,653	$17,115	$15,457	$16,872
2/29/2020	$15,590	$15,935	$14,115	$15,483
3/31/2020	$13,162	$13,558	$11,364	$13,570
4/30/2020	$15,129	$15,681	$12,996	$15,310
5/31/2020	$16,822	$17,257	$13,910	$16,039
6/30/2020	$17,365	$17,661	$14,160	$16,358
7/31/2020	$18,713	$19,072	$14,992	$17,281
8/31/2020	$19,402	$19,591	$15,519	$18,523
9/30/2020	$19,297	$19,317	$15,217	$17,819
10/31/2020	$19,519	$19,340	$15,314	$17,345
11/30/2020	$21,865	$21,938	$17,431	$19,244
12/31/2020	$22,924	$22,990	$18,247	$19,984
1/31/2021	$22,496	$22,914	$18,199	$19,782
2/28/2021	$23,300	$23,305	$19,212	$20,327
3/31/2021	$22,588	$22,861	$19,732	$21,218
4/30/2021	$23,900	$24,145	$20,738	$22,350
5/31/2021	$22,984	$23,776	$20,904	$22,506
6/30/2021	$24,328	$25,392	$21,212	$23,032
7/31/2021	$24,914	$25,653	$21,375	$23,579
8/31/2021	$25,613	$26,481	$21,919	$24,296
9/30/2021	$24,499	$25,199	$21,016	$23,166
10/31/2021	$25,850	$26,965	$22,266	$24,789
11/30/2021	$24,585	$25,826	$21,490	$24,617
12/31/2021	$24,516	$25,917	$22,368	$25,720
1/31/2022	$21,134	$22,572	$20,720	$24,389
2/28/2022	$20,882	$22,298	$20,571	$23,659
3/31/2022	$20,874	$22,656	$21,098	$24,537
4/30/2022	$18,675	$20,105	$19,473	$22,398
5/31/2022	$17,843	$19,327	$19,488	$22,439
6/30/2022	$16,934	$17,882	$17,543	$20,587
7/31/2022	$18,859	$20,071	$19,275	$22,485
8/31/2022	$18,049	$19,413	$18,670	$21,568
9/30/2022	$16,453	$17,765	$16,940	$19,581
10/31/2022	$17,377	$19,162	$18,443	$21,167
11/30/2022	$17,958	$20,204	$19,552	$22,350
12/31/2022	$16,583	$18,992	$18,495	$21,062
1/31/2023	$17,591	$20,649	$20,031	$22,385
2/28/2023	$17,141	$20,445	$19,545	$21,839
3/31/2023	$17,721	$20,727	$19,245	$22,641
4/30/2023	$17,148	$20,426	$19,143	$22,994
5/31/2023	$17,522	$20,439	$18,609	$23,094
6/30/2023	$18,538	$22,019	$20,161	$24,620
7/31/2023	$18,927	$22,685	$20,961	$25,411
8/31/2023	$17,980	$21,937	$20,234	$25,007
9/30/2023	$16,789	$20,868	$19,218	$23,814
10/31/2023	$15,575	$19,804	$18,258	$23,314
11/30/2023	$17,561	$22,220	$20,126	$25,443
12/31/2023	$18,439	$23,904	$21,681	$26,599
1/31/2024	$19,026	$23,775	$21,372	$27,046
2/29/2024	$20,912	$25,563	$22,567	$28,490
3/31/2024	$21,286	$26,174	$23,546	$29,406
4/30/2024	$20,019	$24,654	$22,274	$28,205
5/31/2024	$20,347	$24,917	$22,909	$29,604
6/30/2024	$20,798	$25,333	$22,757	$30,666
7/31/2024	$20,118	$25,487	$23,830	$31,039
8/31/2024	$20,981	$26,120	$24,313	$31,792
9/30/2024	$22,004	$26,990	$24,854	$32,471
10/31/2024	$22,729	$27,462	$24,720	$32,177
11/30/2024	$25,898	$31,122	$26,901	$34,066
12/31/2024	$24,180	$29,188	$25,008	$33,254
1/31/2025	$25,883	$31,050	$26,072	$34,180
2/28/2025	$23,378	$29,280	$25,331	$33,734
3/31/2025	$20,851	$27,109	$24,157	$31,833
4/30/2025	$22,378	$28,020	$23,907	$31,617
5/31/2025	$25,073	$30,706	$25,274	$33,607
6/30/2025	$26,578	$32,044	$26,218	$35,316
7/31/2025	$27,226	$32,695	$26,704	$36,109
8/31/2025	$28,150	$33,022	$27,371	$36,841
9/30/2025	$29,486	$32,934	$27,614	$38,185
10/31/2025	$29,654	$32,842	$27,386	$39,079
11/30/2025	$28,272	$32,146	$27,735	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	9.17%	5.27%	10.95%
Russell Mid Cap Growth Index	3.29%	7.94%	12.39%
Russell Mid Cap Index	3.10%	9.73%	10.74%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$698,431,860
# of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,969,621

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.74%
Consumer Discretionary	10.57%
Consumer Staples	0.70%
Energy	0.87%
Financials	10.14%
Health Care	18.77%
Industrials	26.59%
Information Technology	20.11%
Repurchase Agreements	4.47%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGOVX

Lord Abbett Growth Opportunities Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8780-R6

01/26

Class A

LRSCX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.03%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$9,424	$10,000	$10,000
12/31/2015	$9,005	$9,473	$9,842
1/31/2016	$8,469	$8,836	$9,354
2/29/2016	$8,478	$8,897	$9,341
3/31/2016	$9,109	$9,634	$9,975
4/30/2016	$9,192	$9,838	$10,014
5/31/2016	$9,425	$10,019	$10,193
6/30/2016	$9,460	$10,049	$10,220
7/31/2016	$9,832	$10,591	$10,597
8/31/2016	$10,001	$10,854	$10,612
9/30/2016	$10,031	$10,940	$10,614
10/31/2016	$9,663	$10,580	$10,420
11/30/2016	$10,663	$11,985	$10,806
12/31/2016	$10,849	$12,480	$11,019
1/31/2017	$10,824	$12,391	$11,228
2/28/2017	$10,903	$12,570	$11,674
3/31/2017	$10,898	$12,463	$11,688
4/30/2017	$10,938	$12,512	$11,808
5/31/2017	$10,745	$12,123	$11,974
6/30/2017	$10,879	$12,547	$12,049
7/31/2017	$10,884	$12,626	$12,297
8/31/2017	$10,632	$12,316	$12,334
9/30/2017	$11,096	$13,188	$12,589
10/31/2017	$11,338	$13,205	$12,882
11/30/2017	$11,669	$13,587	$13,277
12/31/2017	$11,533	$13,458	$13,425
1/31/2018	$11,850	$13,624	$14,194
2/28/2018	$11,341	$12,942	$13,671
3/31/2018	$11,387	$13,102	$13,323
4/30/2018	$11,494	$13,330	$13,374
5/31/2018	$12,076	$14,105	$13,696
6/30/2018	$12,160	$14,190	$13,781
7/31/2018	$12,386	$14,441	$14,294
8/31/2018	$13,098	$14,785	$14,759
9/30/2018	$12,929	$14,418	$14,843
10/31/2018	$11,550	$13,127	$13,829
11/30/2018	$11,556	$13,339	$14,111
12/31/2018	$10,163	$11,727	$12,837
1/31/2019	$11,201	$13,009	$13,865
2/28/2019	$11,696	$13,515	$14,310
3/31/2019	$11,424	$13,125	$14,588
4/30/2019	$11,980	$13,622	$15,179
5/31/2019	$10,733	$12,509	$14,215
6/30/2019	$11,485	$13,306	$15,216
7/31/2019	$11,492	$13,327	$15,435
8/31/2019	$10,990	$12,583	$15,190
9/30/2019	$11,506	$13,229	$15,475
10/31/2019	$11,540	$13,550	$15,810
11/30/2019	$11,851	$13,867	$16,384
12/31/2019	$12,223	$14,353	$16,878
1/31/2020	$11,744	$13,578	$16,872
2/29/2020	$10,471	$12,259	$15,483
3/31/2020	$7,616	$9,234	$13,570
4/30/2020	$8,630	$10,374	$15,310
5/31/2020	$9,141	$10,671	$16,039
6/30/2020	$9,384	$10,980	$16,358
7/31/2020	$9,595	$11,207	$17,281
8/31/2020	$9,830	$11,810	$18,523
9/30/2020	$9,279	$11,261	$17,819
10/31/2020	$9,611	$11,664	$17,345
11/30/2020	$11,331	$13,915	$19,244
12/31/2020	$12,042	$15,018	$19,984
1/31/2021	$12,346	$15,808	$19,782
2/28/2021	$13,665	$17,293	$20,327
3/31/2021	$14,223	$18,197	$21,218
4/30/2021	$14,805	$18,565	$22,350
5/31/2021	$15,002	$19,142	$22,506
6/30/2021	$14,633	$19,026	$23,032
7/31/2021	$14,166	$18,345	$23,579
8/31/2021	$14,362	$18,837	$24,296
9/30/2021	$14,133	$18,459	$23,166
10/31/2021	$14,805	$19,163	$24,789
11/30/2021	$14,444	$18,509	$24,617
12/31/2021	$15,225	$19,263	$25,720
1/31/2022	$14,403	$18,140	$24,389
2/28/2022	$14,481	$18,440	$23,659
3/31/2022	$14,239	$18,801	$24,537
4/30/2022	$13,098	$17,342	$22,398
5/31/2022	$13,292	$17,675	$22,439
6/30/2022	$11,813	$15,929	$20,587
7/31/2022	$12,837	$17,471	$22,485
8/31/2022	$12,509	$16,919	$21,568
9/30/2022	$11,233	$15,195	$19,581
10/31/2022	$12,586	$17,107	$21,167
11/30/2022	$13,118	$17,630	$22,350
12/31/2022	$12,562	$16,473	$21,062
1/31/2023	$13,777	$18,045	$22,385
2/28/2023	$13,787	$17,629	$21,839
3/31/2023	$13,215	$16,365	$22,641
4/30/2023	$13,134	$15,957	$22,994
5/31/2023	$12,883	$15,643	$23,094
6/30/2023	$13,968	$16,886	$24,620
7/31/2023	$14,641	$18,160	$25,411
8/31/2023	$14,229	$17,286	$25,007
9/30/2023	$13,456	$16,386	$23,814
10/31/2023	$12,713	$15,409	$23,314
11/30/2023	$13,697	$16,796	$25,443
12/31/2023	$15,050	$18,886	$26,599
1/31/2024	$14,799	$18,028	$27,046
2/29/2024	$15,322	$18,618	$28,490
3/31/2024	$15,925	$19,434	$29,406
4/30/2024	$14,970	$18,196	$28,205
5/31/2024	$15,915	$19,047	$29,604
6/30/2024	$15,684	$18,726	$30,666
7/31/2024	$17,172	$21,008	$31,039
8/31/2024	$17,001	$20,613	$31,792
9/30/2024	$16,800	$20,627	$32,471
10/31/2024	$16,568	$20,304	$32,177
11/30/2024	$18,418	$22,262	$34,066
12/31/2024	$16,984	$20,407	$33,254
1/31/2025	$17,296	$20,827	$34,180
2/28/2025	$16,328	$20,029	$33,734
3/31/2025	$15,416	$18,827	$31,833
4/30/2025	$14,749	$18,071	$31,617
5/31/2025	$15,305	$18,830	$33,607
6/30/2025	$16,239	$19,762	$35,316
7/31/2025	$16,550	$20,111	$36,109
8/31/2025	$17,129	$21,814	$36,841
9/30/2025	$16,895	$22,253	$38,185
10/31/2025	$16,539	$22,309	$39,079
11/30/2025	$16,940	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	(8.03%)	8.38%	6.04%
Class A with sales charge	(13.33%)	7.10%	5.41%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LRSCX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-261-A

01/26

Class C

LSRCX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.97%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.95%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,549	$9,473	$9,842
1/31/2016	$8,972	$8,836	$9,354
2/29/2016	$8,979	$8,897	$9,341
3/31/2016	$9,644	$9,634	$9,975
4/30/2016	$9,725	$9,838	$10,014
5/31/2016	$9,963	$10,019	$10,193
6/30/2016	$9,997	$10,049	$10,220
7/31/2016	$10,383	$10,591	$10,597
8/31/2016	$10,553	$10,854	$10,612
9/30/2016	$10,573	$10,940	$10,614
10/31/2016	$10,187	$10,580	$10,420
11/30/2016	$11,232	$11,985	$10,806
12/31/2016	$11,420	$12,480	$11,019
1/31/2017	$11,387	$12,391	$11,228
2/28/2017	$11,462	$12,570	$11,674
3/31/2017	$11,445	$12,463	$11,688
4/30/2017	$11,487	$12,512	$11,808
5/31/2017	$11,279	$12,123	$11,974
6/30/2017	$11,412	$12,547	$12,049
7/31/2017	$11,412	$12,626	$12,297
8/31/2017	$11,138	$12,316	$12,334
9/30/2017	$11,620	$13,188	$12,589
10/31/2017	$11,870	$13,205	$12,882
11/30/2017	$12,202	$13,587	$13,277
12/31/2017	$12,058	$13,458	$13,425
1/31/2018	$12,381	$13,624	$14,194
2/28/2018	$11,839	$12,942	$13,671
3/31/2018	$11,880	$13,102	$13,323
4/30/2018	$11,985	$13,330	$13,374
5/31/2018	$12,590	$14,105	$13,696
6/30/2018	$12,663	$14,190	$13,781
7/31/2018	$12,892	$14,441	$14,294
8/31/2018	$13,622	$14,785	$14,759
9/30/2018	$13,445	$14,418	$14,843
10/31/2018	$12,006	$13,127	$13,829
11/30/2018	$11,995	$13,339	$14,111
12/31/2018	$10,551	$11,727	$12,837
1/31/2019	$11,619	$13,009	$13,865
2/28/2019	$12,123	$13,515	$14,310
3/31/2019	$11,827	$13,125	$14,588
4/30/2019	$12,405	$13,622	$15,179
5/31/2019	$11,100	$12,509	$14,215
6/30/2019	$11,871	$13,306	$15,216
7/31/2019	$11,871	$13,327	$15,435
8/31/2019	$11,352	$12,583	$15,190
9/30/2019	$11,871	$13,229	$15,475
10/31/2019	$11,901	$13,550	$15,810
11/30/2019	$12,212	$13,867	$16,384
12/31/2019	$12,593	$14,353	$16,878
1/31/2020	$12,073	$13,578	$16,872
2/29/2020	$10,762	$12,259	$15,483
3/31/2020	$7,823	$9,234	$13,570
4/30/2020	$8,863	$10,374	$15,310
5/31/2020	$9,382	$10,671	$16,039
6/30/2020	$9,631	$10,980	$16,358
7/31/2020	$9,835	$11,207	$17,281
8/31/2020	$10,061	$11,810	$18,523
9/30/2020	$9,496	$11,261	$17,819
10/31/2020	$9,835	$11,664	$17,345
11/30/2020	$11,576	$13,915	$19,244
12/31/2020	$12,292	$15,018	$19,984
1/31/2021	$12,593	$15,808	$19,782
2/28/2021	$13,939	$17,293	$20,327
3/31/2021	$14,495	$18,197	$21,218
4/30/2021	$15,075	$18,565	$22,350
5/31/2021	$15,284	$19,142	$22,506
6/30/2021	$14,889	$19,026	$23,032
7/31/2021	$14,402	$18,345	$23,579
8/31/2021	$14,588	$18,837	$24,296
9/30/2021	$14,356	$18,459	$23,166
10/31/2021	$15,029	$19,163	$24,789
11/30/2021	$14,657	$18,509	$24,617
12/31/2021	$15,433	$19,263	$25,720
1/31/2022	$14,591	$18,140	$24,389
2/28/2022	$14,671	$18,440	$23,659
3/31/2022	$14,391	$18,801	$24,537
4/30/2022	$13,228	$17,342	$22,398
5/31/2022	$13,429	$17,675	$22,439
6/30/2022	$11,905	$15,929	$20,587
7/31/2022	$12,948	$17,471	$22,485
8/31/2022	$12,627	$16,919	$21,568
9/30/2022	$11,304	$15,195	$19,581
10/31/2022	$12,667	$17,107	$21,167
11/30/2022	$13,188	$17,630	$22,350
12/31/2022	$12,653	$16,473	$21,062
1/31/2023	$13,838	$18,045	$22,385
2/28/2023	$13,838	$17,629	$21,839
3/31/2023	$13,269	$16,365	$22,641
4/30/2023	$13,174	$15,957	$22,994
5/31/2023	$12,937	$15,643	$23,094
6/30/2023	$13,980	$16,886	$24,620
7/31/2023	$14,643	$18,160	$25,411
8/31/2023	$14,217	$17,286	$25,007
9/30/2023	$13,459	$16,386	$23,814
10/31/2023	$12,700	$15,409	$23,314
11/30/2023	$13,696	$16,796	$25,443
12/31/2023	$15,032	$18,886	$26,599
1/31/2024	$14,746	$18,028	$27,046
2/29/2024	$15,271	$18,618	$28,490
3/31/2024	$15,891	$19,434	$29,406
4/30/2024	$14,889	$18,196	$28,205
5/31/2024	$15,844	$19,047	$29,604
6/30/2024	$15,605	$18,726	$30,666
7/31/2024	$17,084	$21,008	$31,039
8/31/2024	$16,893	$20,613	$31,792
9/30/2024	$16,703	$20,627	$32,471
10/31/2024	$16,416	$20,304	$32,177
11/30/2024	$18,277	$22,262	$34,066
12/31/2024	$16,819	$20,407	$33,254
1/31/2025	$17,084	$20,827	$34,180
2/28/2025	$16,199	$20,029	$33,734
3/31/2025	$15,225	$18,827	$31,833
4/30/2025	$14,606	$18,071	$31,617
5/31/2025	$15,137	$18,830	$33,607
6/30/2025	$16,022	$19,762	$35,316
7/31/2025	$16,287	$20,111	$36,109
8/31/2025	$16,907	$21,814	$36,841
9/30/2025	$16,642	$22,253	$38,185
10/31/2025	$16,287	$22,309	$39,079
11/30/2025	$16,642	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	(8.95%)	7.53%	5.23%
Class C with sales charge	(9.44%)	7.53%	5.23%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LSRCX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-674-C

01/26

Class F

LRSFX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$102	1.06%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.93%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,561	$9,473	$9,842
1/31/2016	$8,988	$8,836	$9,354
2/29/2016	$8,997	$8,897	$9,341
3/31/2016	$9,675	$9,634	$9,975
4/30/2016	$9,762	$9,838	$10,014
5/31/2016	$10,010	$10,019	$10,193
6/30/2016	$10,047	$10,049	$10,220
7/31/2016	$10,446	$10,591	$10,597
8/31/2016	$10,625	$10,854	$10,612
9/30/2016	$10,657	$10,940	$10,614
10/31/2016	$10,271	$10,580	$10,420
11/30/2016	$11,335	$11,985	$10,806
12/31/2016	$11,532	$12,480	$11,019
1/31/2017	$11,512	$12,391	$11,228
2/28/2017	$11,590	$12,570	$11,674
3/31/2017	$11,585	$12,463	$11,688
4/30/2017	$11,632	$12,512	$11,808
5/31/2017	$11,433	$12,123	$11,974
6/30/2017	$11,574	$12,547	$12,049
7/31/2017	$11,580	$12,626	$12,297
8/31/2017	$11,313	$12,316	$12,334
9/30/2017	$11,810	$13,188	$12,589
10/31/2017	$12,066	$13,205	$12,882
11/30/2017	$12,422	$13,587	$13,277
12/31/2017	$12,279	$13,458	$13,425
1/31/2018	$12,620	$13,624	$14,194
2/28/2018	$12,076	$12,942	$13,671
3/31/2018	$12,124	$13,102	$13,323
4/30/2018	$12,237	$13,330	$13,374
5/31/2018	$12,865	$14,105	$13,696
6/30/2018	$12,955	$14,190	$13,781
7/31/2018	$13,200	$14,441	$14,294
8/31/2018	$13,953	$14,785	$14,759
9/30/2018	$13,780	$14,418	$14,843
10/31/2018	$12,315	$13,127	$13,829
11/30/2018	$12,321	$13,339	$14,111
12/31/2018	$10,834	$11,727	$12,837
1/31/2019	$11,945	$13,009	$13,865
2/28/2019	$12,468	$13,515	$14,310
3/31/2019	$12,181	$13,125	$14,588
4/30/2019	$12,783	$13,622	$15,179
5/31/2019	$11,450	$12,509	$14,215
6/30/2019	$12,253	$13,306	$15,216
7/31/2019	$12,260	$13,327	$15,435
8/31/2019	$11,730	$12,583	$15,190
9/30/2019	$12,281	$13,229	$15,475
10/31/2019	$12,317	$13,550	$15,810
11/30/2019	$12,654	$13,867	$16,384
12/31/2019	$13,052	$14,353	$16,878
1/31/2020	$12,538	$13,578	$16,872
2/29/2020	$11,184	$12,259	$15,483
3/31/2020	$8,133	$9,234	$13,570
4/30/2020	$9,221	$10,374	$15,310
5/31/2020	$9,761	$10,671	$16,039
6/30/2020	$10,027	$10,980	$16,358
7/31/2020	$10,258	$11,207	$17,281
8/31/2020	$10,507	$11,810	$18,523
9/30/2020	$9,924	$11,261	$17,819
10/31/2020	$10,275	$11,664	$17,345
11/30/2020	$12,118	$13,915	$19,244
12/31/2020	$12,881	$15,018	$19,984
1/31/2021	$13,211	$15,808	$19,782
2/28/2021	$14,625	$17,293	$20,327
3/31/2021	$15,215	$18,197	$21,218
4/30/2021	$15,839	$18,565	$22,350
5/31/2021	$16,056	$19,142	$22,506
6/30/2021	$15,657	$19,026	$23,032
7/31/2021	$15,163	$18,345	$23,579
8/31/2021	$15,380	$18,837	$24,296
9/30/2021	$15,137	$18,459	$23,166
10/31/2021	$15,848	$19,163	$24,789
11/30/2021	$15,466	$18,509	$24,617
12/31/2021	$16,305	$19,263	$25,720
1/31/2022	$15,426	$18,140	$24,389
2/28/2022	$15,507	$18,440	$23,659
3/31/2022	$15,252	$18,801	$24,537
4/30/2022	$14,035	$17,342	$22,398
5/31/2022	$14,250	$17,675	$22,439
6/30/2022	$12,655	$15,929	$20,587
7/31/2022	$13,759	$17,471	$22,485
8/31/2022	$13,412	$16,919	$21,568
9/30/2022	$12,042	$15,195	$19,581
10/31/2022	$13,504	$17,107	$21,167
11/30/2022	$14,076	$17,630	$22,350
12/31/2022	$13,471	$16,473	$21,062
1/31/2023	$14,778	$18,045	$22,385
2/28/2023	$14,788	$17,629	$21,839
3/31/2023	$14,172	$16,365	$22,641
4/30/2023	$14,098	$15,957	$22,994
5/31/2023	$13,832	$15,643	$23,094
6/30/2023	$14,990	$16,886	$24,620
7/31/2023	$15,723	$18,160	$25,411
8/31/2023	$15,277	$17,286	$25,007
9/30/2023	$14,448	$16,386	$23,814
10/31/2023	$13,652	$15,409	$23,314
11/30/2023	$14,714	$16,796	$25,443
12/31/2023	$16,166	$18,886	$26,599
1/31/2024	$15,900	$18,028	$27,046
2/29/2024	$16,464	$18,618	$28,490
3/31/2024	$17,114	$19,434	$29,406
4/30/2024	$16,081	$18,196	$28,205
5/31/2024	$17,103	$19,047	$29,604
6/30/2024	$16,858	$18,726	$30,666
7/31/2024	$18,466	$21,008	$31,039
8/31/2024	$18,285	$20,613	$31,792
9/30/2024	$18,061	$20,627	$32,471
10/31/2024	$17,817	$20,304	$32,177
11/30/2024	$19,819	$22,262	$34,066
12/31/2024	$18,271	$20,407	$33,254
1/31/2025	$18,601	$20,827	$34,180
2/28/2025	$17,565	$20,029	$33,734
3/31/2025	$16,587	$18,827	$31,833
4/30/2025	$15,880	$18,071	$31,617
5/31/2025	$16,469	$18,830	$33,607
6/30/2025	$17,494	$19,762	$35,316
7/31/2025	$17,824	$20,111	$36,109
8/31/2025	$18,448	$21,814	$36,841
9/30/2025	$18,201	$22,253	$38,185
10/31/2025	$17,812	$22,309	$39,079
11/30/2025	$18,248	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	(7.93%)	8.53%	6.20%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LRSFX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1023-F

01/26

Class F3

LRSOX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$86	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.76%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2000 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,138	$10,153	$10,112
5/31/2017	$9,965	$9,837	$10,254
6/30/2017	$10,091	$10,181	$10,318
7/31/2017	$10,098	$10,245	$10,530
8/31/2017	$9,862	$9,993	$10,562
9/30/2017	$10,299	$10,701	$10,780
10/31/2017	$10,527	$10,715	$11,032
11/30/2017	$10,838	$11,025	$11,370
12/31/2017	$10,714	$10,920	$11,496
1/31/2018	$11,014	$11,054	$12,155
2/28/2018	$10,542	$10,502	$11,707
3/31/2018	$10,586	$10,631	$11,409
4/30/2018	$10,687	$10,816	$11,453
5/31/2018	$11,235	$11,445	$11,729
6/30/2018	$11,314	$11,514	$11,801
7/31/2018	$11,531	$11,718	$12,240
8/31/2018	$12,193	$11,997	$12,639
9/30/2018	$12,039	$11,699	$12,711
10/31/2018	$10,762	$10,652	$11,842
11/30/2018	$10,771	$10,823	$12,083
12/31/2018	$9,475	$9,515	$10,992
1/31/2019	$10,445	$10,556	$11,873
2/28/2019	$10,907	$10,966	$12,254
3/31/2019	$10,656	$10,650	$12,493
4/30/2019	$11,185	$11,053	$12,998
5/31/2019	$10,019	$10,150	$12,172
6/30/2019	$10,722	$10,796	$13,030
7/31/2019	$10,733	$10,814	$13,218
8/31/2019	$10,270	$10,210	$13,008
9/30/2019	$10,753	$10,734	$13,252
10/31/2019	$10,784	$10,994	$13,539
11/30/2019	$11,082	$11,252	$14,030
12/31/2019	$11,436	$11,646	$14,453
1/31/2020	$10,985	$11,018	$14,448
2/29/2020	$9,803	$9,947	$13,258
3/31/2020	$7,125	$7,493	$11,621
4/30/2020	$8,081	$8,417	$13,111
5/31/2020	$8,556	$8,659	$13,735
6/30/2020	$8,788	$8,909	$14,008
7/31/2020	$8,996	$9,093	$14,798
8/31/2020	$9,216	$9,583	$15,862
9/30/2020	$8,699	$9,137	$15,259
10/31/2020	$9,020	$9,464	$14,853
11/30/2020	$10,629	$11,291	$16,479
12/31/2020	$11,302	$12,186	$17,113
1/31/2021	$11,590	$12,827	$16,940
2/28/2021	$12,832	$14,032	$17,407
3/31/2021	$13,354	$14,765	$18,169
4/30/2021	$13,905	$15,064	$19,139
5/31/2021	$14,097	$15,532	$19,273
6/30/2021	$13,749	$15,438	$19,723
7/31/2021	$13,318	$14,886	$20,191
8/31/2021	$13,509	$15,284	$20,805
9/30/2021	$13,294	$14,978	$19,838
10/31/2021	$13,923	$15,549	$21,227
11/30/2021	$13,593	$15,018	$21,080
12/31/2021	$14,333	$15,630	$22,025
1/31/2022	$13,563	$14,719	$20,885
2/28/2022	$13,638	$14,963	$20,260
3/31/2022	$13,413	$15,255	$21,012
4/30/2022	$12,349	$14,072	$19,180
5/31/2022	$12,533	$14,342	$19,215
6/30/2022	$11,135	$12,925	$17,629
7/31/2022	$12,110	$14,176	$19,254
8/31/2022	$11,803	$13,728	$18,469
9/30/2022	$10,603	$12,329	$16,768
10/31/2022	$11,885	$13,881	$18,126
11/30/2022	$12,390	$14,305	$19,139
12/31/2022	$11,868	$13,367	$18,036
1/31/2023	$13,014	$14,642	$19,169
2/28/2023	$13,028	$14,305	$18,702
3/31/2023	$12,487	$13,279	$19,388
4/30/2023	$12,423	$12,948	$19,691
5/31/2023	$12,191	$12,693	$19,777
6/30/2023	$13,211	$13,701	$21,083
7/31/2023	$13,858	$14,735	$21,761
8/31/2023	$13,471	$14,026	$21,414
9/30/2023	$12,740	$13,296	$20,393
10/31/2023	$12,044	$12,503	$19,964
11/30/2023	$12,979	$13,628	$21,788
12/31/2023	$14,255	$15,324	$22,777
1/31/2024	$14,029	$14,628	$23,160
2/29/2024	$14,523	$15,107	$24,397
3/31/2024	$15,101	$15,769	$25,182
4/30/2024	$14,199	$14,764	$24,153
5/31/2024	$15,094	$15,455	$25,351
6/30/2024	$14,883	$15,194	$26,260
7/31/2024	$16,307	$17,046	$26,580
8/31/2024	$16,144	$16,726	$27,225
9/30/2024	$15,961	$16,737	$27,806
10/31/2024	$15,736	$16,475	$27,554
11/30/2024	$17,505	$18,064	$29,172
12/31/2024	$16,147	$16,559	$28,476
1/31/2025	$16,444	$16,899	$29,269
2/28/2025	$15,531	$16,252	$28,887
3/31/2025	$14,665	$15,277	$27,260
4/30/2025	$14,041	$14,663	$27,075
5/31/2025	$14,566	$15,279	$28,779
6/30/2025	$15,470	$16,035	$30,243
7/31/2025	$15,767	$16,318	$30,921
8/31/2025	$16,322	$17,700	$31,548
9/30/2025	$16,101	$18,056	$32,700
10/31/2025	$15,759	$18,102	$33,465
11/30/2025	$16,147	$18,610	$33,547

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	(7.76%)	8.72%	5.69%
Russell 2000 Value Index	3.02%	10.51%	7.44%
S&P 500 Index	15.00%	15.28%	15.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LRSOX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8960-F3

01/26

Class I

LRSYX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.81%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,560	$9,473	$9,842
1/31/2016	$8,990	$8,836	$9,354
2/29/2016	$9,002	$8,897	$9,341
3/31/2016	$9,677	$9,634	$9,975
4/30/2016	$9,762	$9,838	$10,014
5/31/2016	$10,013	$10,019	$10,193
6/30/2016	$10,053	$10,049	$10,220
7/31/2016	$10,453	$10,591	$10,597
8/31/2016	$10,631	$10,854	$10,612
9/30/2016	$10,664	$10,940	$10,614
10/31/2016	$10,280	$10,580	$10,420
11/30/2016	$11,343	$11,985	$10,806
12/31/2016	$11,540	$12,480	$11,019
1/31/2017	$11,522	$12,391	$11,228
2/28/2017	$11,604	$12,570	$11,674
3/31/2017	$11,599	$12,463	$11,688
4/30/2017	$11,649	$12,512	$11,808
5/31/2017	$11,445	$12,123	$11,974
6/30/2017	$11,590	$12,547	$12,049
7/31/2017	$11,599	$12,626	$12,297
8/31/2017	$11,332	$12,316	$12,334
9/30/2017	$11,830	$13,188	$12,589
10/31/2017	$12,089	$13,205	$12,882
11/30/2017	$12,442	$13,587	$13,277
12/31/2017	$12,302	$13,458	$13,425
1/31/2018	$12,643	$13,624	$14,194
2/28/2018	$12,104	$12,942	$13,671
3/31/2018	$12,155	$13,102	$13,323
4/30/2018	$12,267	$13,330	$13,374
5/31/2018	$12,893	$14,105	$13,696
6/30/2018	$12,984	$14,190	$13,781
7/31/2018	$13,234	$14,441	$14,294
8/31/2018	$13,992	$14,785	$14,759
9/30/2018	$13,819	$14,418	$14,843
10/31/2018	$12,348	$13,127	$13,829
11/30/2018	$12,353	$13,339	$14,111
12/31/2018	$10,869	$11,727	$12,837
1/31/2019	$11,976	$13,009	$13,865
2/28/2019	$12,509	$13,515	$14,310
3/31/2019	$12,219	$13,125	$14,588
4/30/2019	$12,823	$13,622	$15,179
5/31/2019	$11,491	$12,509	$14,215
6/30/2019	$12,296	$13,306	$15,216
7/31/2019	$12,308	$13,327	$15,435
8/31/2019	$11,775	$12,583	$15,190
9/30/2019	$12,326	$13,229	$15,475
10/31/2019	$12,367	$13,550	$15,810
11/30/2019	$12,705	$13,867	$16,384
12/31/2019	$13,106	$14,353	$16,878
1/31/2020	$12,592	$13,578	$16,872
2/29/2020	$11,234	$12,259	$15,483
3/31/2020	$8,164	$9,234	$13,570
4/30/2020	$9,260	$10,374	$15,310
5/31/2020	$9,809	$10,671	$16,039
6/30/2020	$10,069	$10,980	$16,358
7/31/2020	$10,302	$11,207	$17,281
8/31/2020	$10,556	$11,810	$18,523
9/30/2020	$9,966	$11,261	$17,819
10/31/2020	$10,330	$11,664	$17,345
11/30/2020	$12,173	$13,915	$19,244
12/31/2020	$12,942	$15,018	$19,984
1/31/2021	$13,274	$15,808	$19,782
2/28/2021	$14,694	$17,293	$20,327
3/31/2021	$15,289	$18,197	$21,218
4/30/2021	$15,920	$18,565	$22,350
5/31/2021	$16,141	$19,142	$22,506
6/30/2021	$15,740	$19,026	$23,032
7/31/2021	$15,248	$18,345	$23,579
8/31/2021	$15,463	$18,837	$24,296
9/30/2021	$15,220	$18,459	$23,166
10/31/2021	$15,940	$19,163	$24,789
11/30/2021	$15,560	$18,509	$24,617
12/31/2021	$16,404	$19,263	$25,720
1/31/2022	$15,522	$18,140	$24,389
2/28/2022	$15,608	$18,440	$23,659
3/31/2022	$15,348	$18,801	$24,537
4/30/2022	$14,127	$17,342	$22,398
5/31/2022	$14,340	$17,675	$22,439
6/30/2022	$12,740	$15,929	$20,587
7/31/2022	$13,851	$17,471	$22,485
8/31/2022	$13,497	$16,919	$21,568
9/30/2022	$12,126	$15,195	$19,581
10/31/2022	$13,591	$17,107	$21,167
11/30/2022	$14,167	$17,630	$22,350
12/31/2022	$13,568	$16,473	$21,062
1/31/2023	$14,876	$18,045	$22,385
2/28/2023	$14,892	$17,629	$21,839
3/31/2023	$14,275	$16,365	$22,641
4/30/2023	$14,202	$15,957	$22,994
5/31/2023	$13,934	$15,643	$23,094
6/30/2023	$15,104	$16,886	$24,620
7/31/2023	$15,843	$18,160	$25,411
8/31/2023	$15,396	$17,286	$25,007
9/30/2023	$14,559	$16,386	$23,814
10/31/2023	$13,763	$15,409	$23,314
11/30/2023	$14,827	$16,796	$25,443
12/31/2023	$16,292	$18,886	$26,599
1/31/2024	$16,032	$18,028	$27,046
2/29/2024	$16,594	$18,618	$28,490
3/31/2024	$17,254	$19,434	$29,406
4/30/2024	$16,219	$18,196	$28,205
5/31/2024	$17,245	$19,047	$29,604
6/30/2024	$17,001	$18,726	$30,666
7/31/2024	$18,622	$21,008	$31,039
8/31/2024	$18,443	$20,613	$31,792
9/30/2024	$18,223	$20,627	$32,471
10/31/2024	$17,970	$20,304	$32,177
11/30/2024	$19,991	$22,262	$34,066
12/31/2024	$18,438	$20,407	$33,254
1/31/2025	$18,772	$20,827	$34,180
2/28/2025	$17,734	$20,029	$33,734
3/31/2025	$16,741	$18,827	$31,833
4/30/2025	$16,029	$18,071	$31,617
5/31/2025	$16,626	$18,830	$33,607
6/30/2025	$17,655	$19,762	$35,316
7/31/2025	$17,989	$20,111	$36,109
8/31/2025	$18,622	$21,814	$36,841
9/30/2025	$18,376	$22,253	$38,185
10/31/2025	$17,989	$22,309	$39,079
11/30/2025	$18,429	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	(7.81%)	8.65%	6.30%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LRSYX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-687-I

01/26

Class P

LRSPX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$135	1.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.24%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,555	$9,473	$9,842
1/31/2016	$8,980	$8,836	$9,354
2/29/2016	$8,989	$8,897	$9,341
3/31/2016	$9,659	$9,634	$9,975
4/30/2016	$9,745	$9,838	$10,014
5/31/2016	$9,987	$10,019	$10,193
6/30/2016	$10,026	$10,049	$10,220
7/31/2016	$10,420	$10,591	$10,597
8/31/2016	$10,596	$10,854	$10,612
9/30/2016	$10,624	$10,940	$10,614
10/31/2016	$10,235	$10,580	$10,420
11/30/2016	$11,290	$11,985	$10,806
12/31/2016	$11,484	$12,480	$11,019
1/31/2017	$11,457	$12,391	$11,228
2/28/2017	$11,539	$12,570	$11,674
3/31/2017	$11,528	$12,463	$11,688
4/30/2017	$11,571	$12,512	$11,808
5/31/2017	$11,370	$12,123	$11,974
6/30/2017	$11,506	$12,547	$12,049
7/31/2017	$11,511	$12,626	$12,297
8/31/2017	$11,239	$12,316	$12,334
9/30/2017	$11,729	$13,188	$12,589
10/31/2017	$11,986	$13,205	$12,882
11/30/2017	$12,329	$13,587	$13,277
12/31/2017	$12,186	$13,458	$13,425
1/31/2018	$12,518	$13,624	$14,194
2/28/2018	$11,978	$12,942	$13,671
3/31/2018	$12,022	$13,102	$13,323
4/30/2018	$12,135	$13,330	$13,374
5/31/2018	$12,751	$14,105	$13,696
6/30/2018	$12,832	$14,190	$13,781
7/31/2018	$13,071	$14,441	$14,294
8/31/2018	$13,818	$14,785	$14,759
9/30/2018	$13,642	$14,418	$14,843
10/31/2018	$12,186	$13,127	$13,829
11/30/2018	$12,186	$13,339	$14,111
12/31/2018	$10,719	$11,727	$12,837
1/31/2019	$11,809	$13,009	$13,865
2/28/2019	$12,327	$13,515	$14,310
3/31/2019	$12,037	$13,125	$14,588
4/30/2019	$12,624	$13,622	$15,179
5/31/2019	$11,314	$12,509	$14,215
6/30/2019	$12,098	$13,306	$15,216
7/31/2019	$12,106	$13,327	$15,435
8/31/2019	$11,573	$12,583	$15,190
9/30/2019	$12,114	$13,229	$15,475
10/31/2019	$12,144	$13,550	$15,810
11/30/2019	$12,479	$13,867	$16,384
12/31/2019	$12,869	$14,353	$16,878
1/31/2020	$12,353	$13,578	$16,872
2/29/2020	$11,017	$12,259	$15,483
3/31/2020	$8,005	$9,234	$13,570
4/30/2020	$9,073	$10,374	$15,310
5/31/2020	$9,608	$10,671	$16,039
6/30/2020	$9,866	$10,980	$16,358
7/31/2020	$10,087	$11,207	$17,281
8/31/2020	$10,326	$11,810	$18,523
9/30/2020	$9,755	$11,261	$17,819
10/31/2020	$10,105	$11,664	$17,345
11/30/2020	$11,901	$13,915	$19,244
12/31/2020	$12,648	$15,018	$19,984
1/31/2021	$12,964	$15,808	$19,782
2/28/2021	$14,350	$17,293	$20,327
3/31/2021	$14,927	$18,197	$21,218
4/30/2021	$15,540	$18,565	$22,350
5/31/2021	$15,745	$19,142	$22,506
6/30/2021	$15,354	$19,026	$23,032
7/31/2021	$14,862	$18,345	$23,579
8/31/2021	$15,066	$18,837	$24,296
9/30/2021	$14,824	$18,459	$23,166
10/31/2021	$15,522	$19,163	$24,789
11/30/2021	$15,141	$18,509	$24,617
12/31/2021	$15,963	$19,263	$25,720
1/31/2022	$15,096	$18,140	$24,389
2/28/2022	$15,174	$18,440	$23,659
3/31/2022	$14,918	$18,801	$24,537
4/30/2022	$13,729	$17,342	$22,398
5/31/2022	$13,929	$17,675	$22,439
6/30/2022	$12,361	$15,929	$20,587
7/31/2022	$13,439	$17,471	$22,485
8/31/2022	$13,095	$16,919	$21,568
9/30/2022	$11,761	$15,195	$19,581
10/31/2022	$13,173	$17,107	$21,167
11/30/2022	$13,729	$17,630	$22,350
12/31/2022	$13,143	$16,473	$21,062
1/31/2023	$14,404	$18,045	$22,385
2/28/2023	$14,415	$17,629	$21,839
3/31/2023	$13,814	$16,365	$22,641
4/30/2023	$13,733	$15,957	$22,994
5/31/2023	$13,467	$15,643	$23,094
6/30/2023	$14,589	$16,886	$24,620
7/31/2023	$15,306	$18,160	$25,411
8/31/2023	$14,867	$17,286	$25,007
9/30/2023	$14,057	$16,386	$23,814
10/31/2023	$13,282	$15,409	$23,314
11/30/2023	$14,300	$16,796	$25,443
12/31/2023	$15,711	$18,886	$26,599
1/31/2024	$15,457	$18,028	$27,046
2/29/2024	$15,989	$18,618	$28,490
3/31/2024	$16,614	$19,434	$29,406
4/30/2024	$15,619	$18,196	$28,205
5/31/2024	$16,590	$19,047	$29,604
6/30/2024	$16,359	$18,726	$30,666
7/31/2024	$17,909	$21,008	$31,039
8/31/2024	$17,724	$20,613	$31,792
9/30/2024	$17,516	$20,627	$32,471
10/31/2024	$17,261	$20,304	$32,177
11/30/2024	$19,194	$22,262	$34,066
12/31/2024	$17,690	$20,407	$33,254
1/31/2025	$18,013	$20,827	$34,180
2/28/2025	$17,004	$20,029	$33,734
3/31/2025	$16,059	$18,827	$31,833
4/30/2025	$15,360	$18,071	$31,617
5/31/2025	$15,930	$18,830	$33,607
6/30/2025	$16,913	$19,762	$35,316
7/31/2025	$17,224	$20,111	$36,109
8/31/2025	$17,819	$21,814	$36,841
9/30/2025	$17,573	$22,253	$38,185
10/31/2025	$17,198	$22,309	$39,079
11/30/2025	$17,612	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	(8.24%)	8.15%	5.82%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LRSPX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-605-P

01/26

Class R2

LRSQX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$149	1.56%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.35%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,557	$9,473	$9,842
1/31/2016	$8,979	$8,836	$9,354
2/29/2016	$8,989	$8,897	$9,341
3/31/2016	$9,657	$9,634	$9,975
4/30/2016	$9,743	$9,838	$10,014
5/31/2016	$9,987	$10,019	$10,193
6/30/2016	$10,020	$10,049	$10,220
7/31/2016	$10,412	$10,591	$10,597
8/31/2016	$10,584	$10,854	$10,612
9/30/2016	$10,613	$10,940	$10,614
10/31/2016	$10,226	$10,580	$10,420
11/30/2016	$11,281	$11,985	$10,806
12/31/2016	$11,472	$12,480	$11,019
1/31/2017	$11,445	$12,391	$11,228
2/28/2017	$11,522	$12,570	$11,674
3/31/2017	$11,511	$12,463	$11,688
4/30/2017	$11,555	$12,512	$11,808
5/31/2017	$11,346	$12,123	$11,974
6/30/2017	$11,483	$12,547	$12,049
7/31/2017	$11,489	$12,626	$12,297
8/31/2017	$11,215	$12,316	$12,334
9/30/2017	$11,703	$13,188	$12,589
10/31/2017	$11,955	$13,205	$12,882
11/30/2017	$12,300	$13,587	$13,277
12/31/2017	$12,156	$13,458	$13,425
1/31/2018	$12,485	$13,624	$14,194
2/28/2018	$11,941	$12,942	$13,671
3/31/2018	$11,985	$13,102	$13,323
4/30/2018	$12,099	$13,330	$13,374
5/31/2018	$12,706	$14,105	$13,696
6/30/2018	$12,794	$14,190	$13,781
7/31/2018	$13,028	$14,441	$14,294
8/31/2018	$13,768	$14,785	$14,759
9/30/2018	$13,591	$14,418	$14,843
10/31/2018	$12,137	$13,127	$13,829
11/30/2018	$12,137	$13,339	$14,111
12/31/2018	$10,673	$11,727	$12,837
1/31/2019	$11,757	$13,009	$13,865
2/28/2019	$12,272	$13,515	$14,310
3/31/2019	$11,988	$13,125	$14,588
4/30/2019	$12,572	$13,622	$15,179
5/31/2019	$11,257	$12,509	$14,215
6/30/2019	$12,034	$13,306	$15,216
7/31/2019	$12,041	$13,327	$15,435
8/31/2019	$11,519	$12,583	$15,190
9/30/2019	$12,049	$13,229	$15,475
10/31/2019	$12,080	$13,550	$15,810
11/30/2019	$12,411	$13,867	$16,384
12/31/2019	$12,791	$14,353	$16,878
1/31/2020	$12,279	$13,578	$16,872
2/29/2020	$10,956	$12,259	$15,483
3/31/2020	$7,956	$9,234	$13,570
4/30/2020	$9,018	$10,374	$15,310
5/31/2020	$9,549	$10,671	$16,039
6/30/2020	$9,801	$10,980	$16,358
7/31/2020	$10,024	$11,207	$17,281
8/31/2020	$10,267	$11,810	$18,523
9/30/2020	$9,689	$11,261	$17,819
10/31/2020	$10,034	$11,664	$17,345
11/30/2020	$11,822	$13,915	$19,244
12/31/2020	$12,562	$15,018	$19,984
1/31/2021	$12,872	$15,808	$19,782
2/28/2021	$14,244	$17,293	$20,327
3/31/2021	$14,817	$18,197	$21,218
4/30/2021	$15,418	$18,565	$22,350
5/31/2021	$15,625	$19,142	$22,506
6/30/2021	$15,230	$19,026	$23,032
7/31/2021	$14,742	$18,345	$23,579
8/31/2021	$14,948	$18,837	$24,296
9/30/2021	$14,704	$18,459	$23,166
10/31/2021	$15,390	$19,163	$24,789
11/30/2021	$15,014	$18,509	$24,617
12/31/2021	$15,825	$19,263	$25,720
1/31/2022	$14,968	$18,140	$24,389
2/28/2022	$15,036	$18,440	$23,659
3/31/2022	$14,788	$18,801	$24,537
4/30/2022	$13,605	$17,342	$22,398
5/31/2022	$13,796	$17,675	$22,439
6/30/2022	$12,252	$15,929	$20,587
7/31/2022	$13,312	$17,471	$22,485
8/31/2022	$12,962	$16,919	$21,568
9/30/2022	$11,643	$15,195	$19,581
10/31/2022	$13,041	$17,107	$21,167
11/30/2022	$13,593	$17,630	$22,350
12/31/2022	$13,013	$16,473	$21,062
1/31/2023	$14,257	$18,045	$22,385
2/28/2023	$14,269	$17,629	$21,839
3/31/2023	$13,670	$16,365	$22,641
4/30/2023	$13,588	$15,957	$22,994
5/31/2023	$13,330	$15,643	$23,094
6/30/2023	$14,433	$16,886	$24,620
7/31/2023	$15,137	$18,160	$25,411
8/31/2023	$14,703	$17,286	$25,007
9/30/2023	$13,905	$16,386	$23,814
10/31/2023	$13,131	$15,409	$23,314
11/30/2023	$14,140	$16,796	$25,443
12/31/2023	$15,524	$18,886	$26,599
1/31/2024	$15,266	$18,028	$27,046
2/29/2024	$15,794	$18,618	$28,490
3/31/2024	$16,416	$19,434	$29,406
4/30/2024	$15,430	$18,196	$28,205
5/31/2024	$16,393	$19,047	$29,604
6/30/2024	$16,158	$18,726	$30,666
7/31/2024	$17,695	$21,008	$31,039
8/31/2024	$17,507	$20,613	$31,792
9/30/2024	$17,296	$20,627	$32,471
10/31/2024	$17,050	$20,304	$32,177
11/30/2024	$18,951	$22,262	$34,066
12/31/2024	$17,460	$20,407	$33,254
1/31/2025	$17,776	$20,827	$34,180
2/28/2025	$16,788	$20,029	$33,734
3/31/2025	$15,840	$18,827	$31,833
4/30/2025	$15,155	$18,071	$31,617
5/31/2025	$15,708	$18,830	$33,607
6/30/2025	$16,683	$19,762	$35,316
7/31/2025	$16,986	$20,111	$36,109
8/31/2025	$17,578	$21,814	$36,841
9/30/2025	$17,328	$22,253	$38,185
10/31/2025	$16,959	$22,309	$39,079
11/30/2025	$17,367	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	(8.35%)	8.00%	5.68%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LRSQX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1093-R2

01/26

Class R3

LRSRX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$140	1.46%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.31%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,556	$9,473	$9,842
1/31/2016	$8,983	$8,836	$9,354
2/29/2016	$8,988	$8,897	$9,341
3/31/2016	$9,660	$9,634	$9,975
4/30/2016	$9,746	$9,838	$10,014
5/31/2016	$9,992	$10,019	$10,193
6/30/2016	$10,025	$10,049	$10,220
7/31/2016	$10,418	$10,591	$10,597
8/31/2016	$10,593	$10,854	$10,612
9/30/2016	$10,622	$10,940	$10,614
10/31/2016	$10,233	$10,580	$10,420
11/30/2016	$11,289	$11,985	$10,806
12/31/2016	$11,483	$12,480	$11,019
1/31/2017	$11,461	$12,391	$11,228
2/28/2017	$11,537	$12,570	$11,674
3/31/2017	$11,526	$12,463	$11,688
4/30/2017	$11,569	$12,512	$11,808
5/31/2017	$11,369	$12,123	$11,974
6/30/2017	$11,504	$12,547	$12,049
7/31/2017	$11,510	$12,626	$12,297
8/31/2017	$11,238	$12,316	$12,334
9/30/2017	$11,727	$13,188	$12,589
10/31/2017	$11,982	$13,205	$12,882
11/30/2017	$12,324	$13,587	$13,277
12/31/2017	$12,181	$13,458	$13,425
1/31/2018	$12,512	$13,624	$14,194
2/28/2018	$11,969	$12,942	$13,671
3/31/2018	$12,019	$13,102	$13,323
4/30/2018	$12,125	$13,330	$13,374
5/31/2018	$12,743	$14,105	$13,696
6/30/2018	$12,831	$14,190	$13,781
7/31/2018	$13,068	$14,441	$14,294
8/31/2018	$13,812	$14,785	$14,759
9/30/2018	$13,630	$14,418	$14,843
10/31/2018	$12,181	$13,127	$13,829
11/30/2018	$12,181	$13,339	$14,111
12/31/2018	$10,709	$11,727	$12,837
1/31/2019	$11,799	$13,009	$13,865
2/28/2019	$12,322	$13,515	$14,310
3/31/2019	$12,026	$13,125	$14,588
4/30/2019	$12,617	$13,622	$15,179
5/31/2019	$11,299	$12,509	$14,215
6/30/2019	$12,087	$13,306	$15,216
7/31/2019	$12,094	$13,327	$15,435
8/31/2019	$11,564	$12,583	$15,190
9/30/2019	$12,102	$13,229	$15,475
10/31/2019	$12,140	$13,550	$15,810
11/30/2019	$12,466	$13,867	$16,384
12/31/2019	$12,853	$14,353	$16,878
1/31/2020	$12,341	$13,578	$16,872
2/29/2020	$11,005	$12,259	$15,483
3/31/2020	$7,995	$9,234	$13,570
4/30/2020	$9,066	$10,374	$15,310
5/31/2020	$9,596	$10,671	$16,039
6/30/2020	$9,852	$10,980	$16,358
7/31/2020	$10,072	$11,207	$17,281
8/31/2020	$10,319	$11,810	$18,523
9/30/2020	$9,733	$11,261	$17,819
10/31/2020	$10,090	$11,664	$17,345
11/30/2020	$11,883	$13,915	$19,244
12/31/2020	$12,629	$15,018	$19,984
1/31/2021	$12,943	$15,808	$19,782
2/28/2021	$14,328	$17,293	$20,327
3/31/2021	$14,901	$18,197	$21,218
4/30/2021	$15,510	$18,565	$22,350
5/31/2021	$15,713	$19,142	$22,506
6/30/2021	$15,316	$19,026	$23,032
7/31/2021	$14,836	$18,345	$23,579
8/31/2021	$15,039	$18,837	$24,296
9/30/2021	$14,790	$18,459	$23,166
10/31/2021	$15,491	$19,163	$24,789
11/30/2021	$15,113	$18,509	$24,617
12/31/2021	$15,928	$19,263	$25,720
1/31/2022	$15,058	$18,140	$24,389
2/28/2022	$15,135	$18,440	$23,659
3/31/2022	$14,881	$18,801	$24,537
4/30/2022	$13,691	$17,342	$22,398
5/31/2022	$13,889	$17,675	$22,439
6/30/2022	$12,335	$15,929	$20,587
7/31/2022	$13,404	$17,471	$22,485
8/31/2022	$13,062	$16,919	$21,568
9/30/2022	$11,729	$15,195	$19,581
10/31/2022	$13,140	$17,107	$21,167
11/30/2022	$13,691	$17,630	$22,350
12/31/2022	$13,101	$16,473	$21,062
1/31/2023	$14,362	$18,045	$22,385
2/28/2023	$14,373	$17,629	$21,839
3/31/2023	$13,777	$16,365	$22,641
4/30/2023	$13,697	$15,957	$22,994
5/31/2023	$13,433	$15,643	$23,094
6/30/2023	$14,545	$16,886	$24,620
7/31/2023	$15,256	$18,160	$25,411
8/31/2023	$14,820	$17,286	$25,007
9/30/2023	$14,018	$16,386	$23,814
10/31/2023	$13,238	$15,409	$23,314
11/30/2023	$14,259	$16,796	$25,443
12/31/2023	$15,657	$18,886	$26,599
1/31/2024	$15,405	$18,028	$27,046
2/29/2024	$15,932	$18,618	$28,490
3/31/2024	$16,562	$19,434	$29,406
4/30/2024	$15,565	$18,196	$28,205
5/31/2024	$16,539	$19,047	$29,604
6/30/2024	$16,299	$18,726	$30,666
7/31/2024	$17,846	$21,008	$31,039
8/31/2024	$17,663	$20,613	$31,792
9/30/2024	$17,456	$20,627	$32,471
10/31/2024	$17,204	$20,304	$32,177
11/30/2024	$19,130	$22,262	$34,066
12/31/2024	$17,629	$20,407	$33,254
1/31/2025	$17,936	$20,827	$34,180
2/28/2025	$16,937	$20,029	$33,734
3/31/2025	$15,989	$18,827	$31,833
4/30/2025	$15,297	$18,071	$31,617
5/31/2025	$15,861	$18,830	$33,607
6/30/2025	$16,835	$19,762	$35,316
7/31/2025	$17,155	$20,111	$36,109
8/31/2025	$17,744	$21,814	$36,841
9/30/2025	$17,501	$22,253	$38,185
10/31/2025	$17,129	$22,309	$39,079
11/30/2025	$17,539	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	(8.31%)	8.10%	5.78%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LRSRX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2067-R3

01/26

Class R4

LRSSX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$116	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -8.05%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,560	$9,473	$9,842
1/31/2016	$8,986	$8,836	$9,354
2/29/2016	$8,995	$8,897	$9,341
3/31/2016	$9,670	$9,634	$9,975
4/30/2016	$9,753	$9,838	$10,014
5/31/2016	$10,001	$10,019	$10,193
6/30/2016	$10,038	$10,049	$10,220
7/31/2016	$10,437	$10,591	$10,597
8/31/2016	$10,612	$10,854	$10,612
9/30/2016	$10,644	$10,940	$10,614
10/31/2016	$10,258	$10,580	$10,420
11/30/2016	$11,319	$11,985	$10,806
12/31/2016	$11,511	$12,480	$11,019
1/31/2017	$11,490	$12,391	$11,228
2/28/2017	$11,574	$12,570	$11,674
3/31/2017	$11,564	$12,463	$11,688
4/30/2017	$11,611	$12,512	$11,808
5/31/2017	$11,406	$12,123	$11,974
6/30/2017	$11,548	$12,547	$12,049
7/31/2017	$11,553	$12,626	$12,297
8/31/2017	$11,281	$12,316	$12,334
9/30/2017	$11,778	$13,188	$12,589
10/31/2017	$12,035	$13,205	$12,882
11/30/2017	$12,386	$13,587	$13,277
12/31/2017	$12,243	$13,458	$13,425
1/31/2018	$12,579	$13,624	$14,194
2/28/2018	$12,034	$12,942	$13,671
3/31/2018	$12,082	$13,102	$13,323
4/30/2018	$12,195	$13,330	$13,374
5/31/2018	$12,819	$14,105	$13,696
6/30/2018	$12,909	$14,190	$13,781
7/31/2018	$13,148	$14,441	$14,294
8/31/2018	$13,897	$14,785	$14,759
9/30/2018	$13,724	$14,418	$14,843
10/31/2018	$12,261	$13,127	$13,829
11/30/2018	$12,267	$13,339	$14,111
12/31/2018	$10,790	$11,727	$12,837
1/31/2019	$11,890	$13,009	$13,865
2/28/2019	$12,408	$13,515	$14,310
3/31/2019	$12,120	$13,125	$14,588
4/30/2019	$12,717	$13,622	$15,179
5/31/2019	$11,394	$12,509	$14,215
6/30/2019	$12,185	$13,306	$15,216
7/31/2019	$12,199	$13,327	$15,435
8/31/2019	$11,667	$12,583	$15,190
9/30/2019	$12,214	$13,229	$15,475
10/31/2019	$12,250	$13,550	$15,810
11/30/2019	$12,581	$13,867	$16,384
12/31/2019	$12,977	$14,353	$16,878
1/31/2020	$12,462	$13,578	$16,872
2/29/2020	$11,113	$12,259	$15,483
3/31/2020	$8,082	$9,234	$13,570
4/30/2020	$9,164	$10,374	$15,310
5/31/2020	$9,696	$10,671	$16,039
6/30/2020	$9,962	$10,980	$16,358
7/31/2020	$10,186	$11,207	$17,281
8/31/2020	$10,435	$11,810	$18,523
9/30/2020	$9,851	$11,261	$17,819
10/31/2020	$10,203	$11,664	$17,345
11/30/2020	$12,024	$13,915	$19,244
12/31/2020	$12,787	$15,018	$19,984
1/31/2021	$13,108	$15,808	$19,782
2/28/2021	$14,506	$17,293	$20,327
3/31/2021	$15,088	$18,197	$21,218
4/30/2021	$15,713	$18,565	$22,350
5/31/2021	$15,921	$19,142	$22,506
6/30/2021	$15,522	$19,026	$23,032
7/31/2021	$15,036	$18,345	$23,579
8/31/2021	$15,244	$18,837	$24,296
9/30/2021	$15,001	$18,459	$23,166
10/31/2021	$15,704	$19,163	$24,789
11/30/2021	$15,331	$18,509	$24,617
12/31/2021	$16,160	$19,263	$25,720
1/31/2022	$15,290	$18,140	$24,389
2/28/2022	$15,372	$18,440	$23,659
3/31/2022	$15,116	$18,801	$24,537
4/30/2022	$13,908	$17,342	$22,398
5/31/2022	$14,113	$17,675	$22,439
6/30/2022	$12,527	$15,929	$20,587
7/31/2022	$13,622	$17,471	$22,485
8/31/2022	$13,274	$16,919	$21,568
9/30/2022	$11,923	$15,195	$19,581
10/31/2022	$13,366	$17,107	$21,167
11/30/2022	$13,929	$17,630	$22,350
12/31/2022	$13,326	$16,473	$21,062
1/31/2023	$14,611	$18,045	$22,385
2/28/2023	$14,633	$17,629	$21,839
3/31/2023	$14,016	$16,365	$22,641
4/30/2023	$13,942	$15,957	$22,994
5/31/2023	$13,676	$15,643	$23,094
6/30/2023	$14,824	$16,886	$24,620
7/31/2023	$15,546	$18,160	$25,411
8/31/2023	$15,100	$17,286	$25,007
9/30/2023	$14,282	$16,386	$23,814
10/31/2023	$13,496	$15,409	$23,314
11/30/2023	$14,537	$16,796	$25,443
12/31/2023	$15,971	$18,886	$26,599
1/31/2024	$15,715	$18,028	$27,046
2/29/2024	$16,258	$18,618	$28,490
3/31/2024	$16,896	$19,434	$29,406
4/30/2024	$15,885	$18,196	$28,205
5/31/2024	$16,886	$19,047	$29,604
6/30/2024	$16,641	$18,726	$30,666
7/31/2024	$18,226	$21,008	$31,039
8/31/2024	$18,045	$20,613	$31,792
9/30/2024	$17,833	$20,627	$32,471
10/31/2024	$17,577	$20,304	$32,177
11/30/2024	$19,556	$22,262	$34,066
12/31/2024	$18,029	$20,407	$33,254
1/31/2025	$18,347	$20,827	$34,180
2/28/2025	$17,335	$20,029	$33,734
3/31/2025	$16,358	$18,827	$31,833
4/30/2025	$15,652	$18,071	$31,617
5/31/2025	$16,241	$18,830	$33,607
6/30/2025	$17,241	$19,762	$35,316
7/31/2025	$17,570	$20,111	$36,109
8/31/2025	$18,182	$21,814	$36,841
9/30/2025	$17,935	$22,253	$38,185
10/31/2025	$17,547	$22,309	$39,079
11/30/2025	$17,982	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	(8.05%)	8.38%	6.04%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LRSSX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8717-R4

01/26

Class R5

LRSTX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$92	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.80%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,560	$9,473	$9,842
1/31/2016	$8,990	$8,836	$9,354
2/29/2016	$8,998	$8,897	$9,341
3/31/2016	$9,677	$9,634	$9,975
4/30/2016	$9,766	$9,838	$10,014
5/31/2016	$10,013	$10,019	$10,193
6/30/2016	$10,053	$10,049	$10,220
7/31/2016	$10,453	$10,591	$10,597
8/31/2016	$10,635	$10,854	$10,612
9/30/2016	$10,667	$10,940	$10,614
10/31/2016	$10,279	$10,580	$10,420
11/30/2016	$11,346	$11,985	$10,806
12/31/2016	$11,544	$12,480	$11,019
1/31/2017	$11,525	$12,391	$11,228
2/28/2017	$11,607	$12,570	$11,674
3/31/2017	$11,602	$12,463	$11,688
4/30/2017	$11,652	$12,512	$11,808
5/31/2017	$11,448	$12,123	$11,974
6/30/2017	$11,593	$12,547	$12,049
7/31/2017	$11,602	$12,626	$12,297
8/31/2017	$11,335	$12,316	$12,334
9/30/2017	$11,834	$13,188	$12,589
10/31/2017	$12,092	$13,205	$12,882
11/30/2017	$12,450	$13,587	$13,277
12/31/2017	$12,306	$13,458	$13,425
1/31/2018	$12,647	$13,624	$14,194
2/28/2018	$12,103	$12,942	$13,671
3/31/2018	$12,159	$13,102	$13,323
4/30/2018	$12,271	$13,330	$13,374
5/31/2018	$12,896	$14,105	$13,696
6/30/2018	$12,993	$14,190	$13,781
7/31/2018	$13,237	$14,441	$14,294
8/31/2018	$13,995	$14,785	$14,759
9/30/2018	$13,822	$14,418	$14,843
10/31/2018	$12,352	$13,127	$13,829
11/30/2018	$12,357	$13,339	$14,111
12/31/2018	$10,874	$11,727	$12,837
1/31/2019	$11,981	$13,009	$13,865
2/28/2019	$12,514	$13,515	$14,310
3/31/2019	$12,224	$13,125	$14,588
4/30/2019	$12,828	$13,622	$15,179
5/31/2019	$11,496	$12,509	$14,215
6/30/2019	$12,301	$13,306	$15,216
7/31/2019	$12,313	$13,327	$15,435
8/31/2019	$11,780	$12,583	$15,190
9/30/2019	$12,337	$13,229	$15,475
10/31/2019	$12,372	$13,550	$15,810
11/30/2019	$12,709	$13,867	$16,384
12/31/2019	$13,111	$14,353	$16,878
1/31/2020	$12,597	$13,578	$16,872
2/29/2020	$11,241	$12,259	$15,483
3/31/2020	$8,172	$9,234	$13,570
4/30/2020	$9,268	$10,374	$15,310
5/31/2020	$9,809	$10,671	$16,039
6/30/2020	$10,076	$10,980	$16,358
7/31/2020	$10,309	$11,207	$17,281
8/31/2020	$10,563	$11,810	$18,523
9/30/2020	$9,974	$11,261	$17,819
10/31/2020	$10,337	$11,664	$17,345
11/30/2020	$12,179	$13,915	$19,244
12/31/2020	$12,953	$15,018	$19,984
1/31/2021	$13,285	$15,808	$19,782
2/28/2021	$14,704	$17,293	$20,327
3/31/2021	$15,306	$18,197	$21,218
4/30/2021	$15,935	$18,565	$22,350
5/31/2021	$16,150	$19,142	$22,506
6/30/2021	$15,755	$19,026	$23,032
7/31/2021	$15,264	$18,345	$23,579
8/31/2021	$15,479	$18,837	$24,296
9/30/2021	$15,229	$18,459	$23,166
10/31/2021	$15,949	$19,163	$24,789
11/30/2021	$15,568	$18,509	$24,617
12/31/2021	$16,421	$19,263	$25,720
1/31/2022	$15,531	$18,140	$24,389
2/28/2022	$15,618	$18,440	$23,659
3/31/2022	$15,358	$18,801	$24,537
4/30/2022	$14,138	$17,342	$22,398
5/31/2022	$14,351	$17,675	$22,439
6/30/2022	$12,745	$15,929	$20,587
7/31/2022	$13,863	$17,471	$22,485
8/31/2022	$13,508	$16,919	$21,568
9/30/2022	$12,139	$15,195	$19,581
10/31/2022	$13,603	$17,107	$21,167
11/30/2022	$14,178	$17,630	$22,350
12/31/2022	$13,580	$16,473	$21,062
1/31/2023	$14,887	$18,045	$22,385
2/28/2023	$14,903	$17,629	$21,839
3/31/2023	$14,286	$16,365	$22,641
4/30/2023	$14,213	$15,957	$22,994
5/31/2023	$13,945	$15,643	$23,094
6/30/2023	$15,114	$16,886	$24,620
7/31/2023	$15,853	$18,160	$25,411
8/31/2023	$15,407	$17,286	$25,007
9/30/2023	$14,571	$16,386	$23,814
10/31/2023	$13,775	$15,409	$23,314
11/30/2023	$14,838	$16,796	$25,443
12/31/2023	$16,302	$18,886	$26,599
1/31/2024	$16,042	$18,028	$27,046
2/29/2024	$16,611	$18,618	$28,490
3/31/2024	$17,263	$19,434	$29,406
4/30/2024	$16,229	$18,196	$28,205
5/31/2024	$17,263	$19,047	$29,604
6/30/2024	$17,018	$18,726	$30,666
7/31/2024	$18,638	$21,008	$31,039
8/31/2024	$18,459	$20,613	$31,792
9/30/2024	$18,239	$20,627	$32,471
10/31/2024	$17,987	$20,304	$32,177
11/30/2024	$20,005	$22,262	$34,066
12/31/2024	$18,445	$20,407	$33,254
1/31/2025	$18,788	$20,827	$34,180
2/28/2025	$17,742	$20,029	$33,734
3/31/2025	$16,759	$18,827	$31,833
4/30/2025	$16,038	$18,071	$31,617
5/31/2025	$16,636	$18,830	$33,607
6/30/2025	$17,672	$19,762	$35,316
7/31/2025	$18,006	$20,111	$36,109
8/31/2025	$18,638	$21,814	$36,841
9/30/2025	$18,392	$22,253	$38,185
10/31/2025	$18,006	$22,309	$39,079
11/30/2025	$18,445	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	(7.80%)	8.66%	6.31%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LRSTX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8749-R5

01/26

Class R6

LRSVX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned -7.72%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 3.02% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Silicon Motion Technology Corporation.Security selection within the Real Estate sector also contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Ltd.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Materials sector also detracted from relative performance, led by an overweight allocation to Avient Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2000 Value Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,560	$9,473	$9,842
1/31/2016	$8,991	$8,836	$9,354
2/29/2016	$9,003	$8,897	$9,341
3/31/2016	$9,681	$9,634	$9,975
4/30/2016	$9,770	$9,838	$10,014
5/31/2016	$10,021	$10,019	$10,193
6/30/2016	$10,061	$10,049	$10,220
7/31/2016	$10,461	$10,591	$10,597
8/31/2016	$10,643	$10,854	$10,612
9/30/2016	$10,679	$10,940	$10,614
10/31/2016	$10,291	$10,580	$10,420
11/30/2016	$11,358	$11,985	$10,806
12/31/2016	$11,559	$12,480	$11,019
1/31/2017	$11,537	$12,391	$11,228
2/28/2017	$11,623	$12,570	$11,674
3/31/2017	$11,618	$12,463	$11,688
4/30/2017	$11,668	$12,512	$11,808
5/31/2017	$11,469	$12,123	$11,974
6/30/2017	$11,609	$12,547	$12,049
7/31/2017	$11,618	$12,626	$12,297
8/31/2017	$11,351	$12,316	$12,334
9/30/2017	$11,854	$13,188	$12,589
10/31/2017	$12,117	$13,205	$12,882
11/30/2017	$12,470	$13,587	$13,277
12/31/2017	$12,331	$13,458	$13,425
1/31/2018	$12,672	$13,624	$14,194
2/28/2018	$12,128	$12,942	$13,671
3/31/2018	$12,184	$13,102	$13,323
4/30/2018	$12,301	$13,330	$13,374
5/31/2018	$12,926	$14,105	$13,696
6/30/2018	$13,022	$14,190	$13,781
7/31/2018	$13,266	$14,441	$14,294
8/31/2018	$14,029	$14,785	$14,759
9/30/2018	$13,856	$14,418	$14,843
10/31/2018	$12,387	$13,127	$13,829
11/30/2018	$12,392	$13,339	$14,111
12/31/2018	$10,906	$11,727	$12,837
1/31/2019	$12,017	$13,009	$13,865
2/28/2019	$12,549	$13,515	$14,310
3/31/2019	$12,265	$13,125	$14,588
4/30/2019	$12,868	$13,622	$15,179
5/31/2019	$11,532	$12,509	$14,215
6/30/2019	$12,336	$13,306	$15,216
7/31/2019	$12,348	$13,327	$15,435
8/31/2019	$11,816	$12,583	$15,190
9/30/2019	$12,372	$13,229	$15,475
10/31/2019	$12,413	$13,550	$15,810
11/30/2019	$12,750	$13,867	$16,384
12/31/2019	$13,157	$14,353	$16,878
1/31/2020	$12,637	$13,578	$16,872
2/29/2020	$11,277	$12,259	$15,483
3/31/2020	$8,202	$9,234	$13,570
4/30/2020	$9,302	$10,374	$15,310
5/31/2020	$9,849	$10,671	$16,039
6/30/2020	$10,115	$10,980	$16,358
7/31/2020	$10,348	$11,207	$17,281
8/31/2020	$10,601	$11,810	$18,523
9/30/2020	$10,013	$11,261	$17,819
10/31/2020	$10,375	$11,664	$17,345
11/30/2020	$12,227	$13,915	$19,244
12/31/2020	$13,002	$15,018	$19,984
1/31/2021	$13,334	$15,808	$19,782
2/28/2021	$14,763	$17,293	$20,327
3/31/2021	$15,364	$18,197	$21,218
4/30/2021	$15,999	$18,565	$22,350
5/31/2021	$16,220	$19,142	$22,506
6/30/2021	$15,819	$19,026	$23,032
7/31/2021	$15,322	$18,345	$23,579
8/31/2021	$15,543	$18,837	$24,296
9/30/2021	$15,302	$18,459	$23,166
10/31/2021	$16,027	$19,163	$24,789
11/30/2021	$15,640	$18,509	$24,617
12/31/2021	$16,499	$19,263	$25,720
1/31/2022	$15,605	$18,140	$24,389
2/28/2022	$15,691	$18,440	$23,659
3/31/2022	$15,440	$18,801	$24,537
4/30/2022	$14,207	$17,342	$22,398
5/31/2022	$14,419	$17,675	$22,439
6/30/2022	$12,810	$15,929	$20,587
7/31/2022	$13,941	$17,471	$22,485
8/31/2022	$13,579	$16,919	$21,568
9/30/2022	$12,206	$15,195	$19,581
10/31/2022	$13,681	$17,107	$21,167
11/30/2022	$14,262	$17,630	$22,350
12/31/2022	$13,654	$16,473	$21,062
1/31/2023	$14,973	$18,045	$22,385
2/28/2023	$14,989	$17,629	$21,839
3/31/2023	$14,366	$16,365	$22,641
4/30/2023	$14,293	$15,957	$22,994
5/31/2023	$14,026	$15,643	$23,094
6/30/2023	$15,199	$16,886	$24,620
7/31/2023	$15,944	$18,160	$25,411
8/31/2023	$15,499	$17,286	$25,007
9/30/2023	$14,665	$16,386	$23,814
10/31/2023	$13,856	$15,409	$23,314
11/30/2023	$14,932	$16,796	$25,443
12/31/2023	$16,402	$18,886	$26,599
1/31/2024	$16,142	$18,028	$27,046
2/29/2024	$16,710	$18,618	$28,490
3/31/2024	$17,375	$19,434	$29,406
4/30/2024	$16,337	$18,196	$28,205
5/31/2024	$17,367	$19,047	$29,604
6/30/2024	$17,124	$18,726	$30,666
7/31/2024	$18,763	$21,008	$31,039
8/31/2024	$18,577	$20,613	$31,792
9/30/2024	$18,366	$20,627	$32,471
10/31/2024	$18,106	$20,304	$32,177
11/30/2024	$20,143	$22,262	$34,066
12/31/2024	$18,580	$20,407	$33,254
1/31/2025	$18,921	$20,827	$34,180
2/28/2025	$17,871	$20,029	$33,734
3/31/2025	$16,873	$18,827	$31,833
4/30/2025	$16,155	$18,071	$31,617
5/31/2025	$16,759	$18,830	$33,607
6/30/2025	$17,801	$19,762	$35,316
7/31/2025	$18,142	$20,111	$36,109
8/31/2025	$18,781	$21,814	$36,841
9/30/2025	$18,527	$22,253	$38,185
10/31/2025	$18,142	$22,309	$39,079
11/30/2025	$18,588	$22,936	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	(7.72%)	8.74%	6.40%
Russell 2000 Value Index	3.02%	10.51%	8.66%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$366,554,483
# of Portfolio Holdings	59
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$2,781,751

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.48%
Consumer Discretionary	6.99%
Consumer Staples	4.35%
Energy	4.13%
Financials	26.27%
Health Care	6.10%
Industrials	18.33%
Information Technology	16.13%
Materials	6.42%
Real Estate	7.21%
Utilities	2.03%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LRSVX

Lord Abbett Small Cap Value Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8781-R6

01/26

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$130,000	$130,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	130,000	130,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$130,000	$130,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Director’s did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the fiscal year ended November 30, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Dividend Growth Fund

4	Growth Opportunities Fund

7	Small Cap Value Fund

10	Statements of Assets and Liabilities (Item 7)

12	Statements of Operations (Item 7)

14	Statements of Changes in Net Assets (Item 7)

16	Financial Highlights (Item 7)

28	Notes to Financial Statements (Item 7)

43	Report of Independent Registered Public Accounting Firm (Item 7)

44	Changes in and Disagreements with Accountants (Item 8)

44	Proxy Disclosures (Item 9)

44	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

DIVIDEND GROWTH FUND November 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.94%

COMMON STOCKS 98.94%

Aerospace & Defense 2.32%
L3Harris Technologies, Inc.	126,988	$35,390,286
Northrop Grumman Corp.	129,118	73,887,775
Total		109,278,061

Banks 7.40%
Bank of America Corp.	1,664,103	89,279,126
JPMorgan Chase & Co.	527,906	165,276,811
Wells Fargo & Co.	1,100,246	94,456,119
Total		349,012,056

Beverages 1.63%
Coca-Cola Co.	1,051,068	76,854,092

Biotechnology 1.63%
AbbVie, Inc.	338,745	77,132,237

Building Products 0.82%
Allegion PLC (Ireland)(a)	232,391	38,583,878

Capital Markets 6.54%
ARES Management Corp. Class A	228,363	35,818,737
Charles Schwab Corp.	1,113,406	103,246,138
Morgan Stanley	723,874	122,812,463
S&P Global, Inc.	94,091	46,935,413
Total		308,812,751

Chemicals 2.27%
Linde PLC	151,538	62,179,072
Sherwin-Williams Co.	130,445	44,832,642
Total		107,011,714

Commercial Services & Supplies 1.61%
Cintas Corp.	149,900	27,884,398
Waste Management, Inc.	220,267	47,989,571
Total		75,873,969
Investments	Shares	Fair Value
Communications Equipment 0.32%
Motorola Solutions, Inc.	40,412	$14,939,508

Construction Materials 2.23%
CRH PLC (Ireland)(a)	879,017	105,446,879

Consumer Staples Distribution & Retail 3.88%
Costco Wholesale Corp.	51,511	47,059,934
Walmart, Inc.	1,232,578	136,212,195
Total		183,272,129

Electric: Utilities 3.48%
Entergy Corp.	818,646	79,834,358
NextEra Energy, Inc.	979,098	84,486,366
Total		164,320,724

Financial Services 2.27%
Mastercard, Inc. Class A	194,442	107,046,154

Health Care Equipment & Supplies 3.29%
Abbott Laboratories	736,205	94,896,824
Stryker Corp.	162,648	60,371,685
Total		155,268,509

Health Care Providers & Services 0.54%
UnitedHealth Group, Inc.	76,956	25,377,780

Hotels, Restaurants & Leisure 1.29%
McDonald’s Corp.	194,796	60,741,289

Insurance 2.68%
Arthur J Gallagher & Co.	281,121	69,611,182
Chubb Ltd. (Switzerland)(a)	191,774	56,799,623
Total		126,410,805

Life Sciences Tools & Services 1.51%
Danaher Corp.	314,052	71,220,713

See Notes to Financial Statements.	1

Schedule of Investments (continued)

DIVIDEND GROWTH FUND November 30, 2025

Investments	Shares	Fair Value
Machinery 3.47%
Deere & Co.	100,737	$46,791,329
Parker-Hannifin Corp.	135,527	116,783,616
Total		163,574,945

Metals & Mining 1.45%
Steel Dynamics, Inc.	408,901	68,625,855

Multi-Utilities 1.43%
CMS Energy Corp.	893,490	67,404,886

Oil, Gas & Consumable Fuels 5.39%
Enbridge, Inc. (Canada)(a)	1,994,228	97,278,442
Exxon Mobil Corp.	1,063,114	123,236,175
Marathon Petroleum Corp.	173,712	33,653,226
Total		254,167,843

Pharmaceuticals 5.42%
Eli Lilly & Co.	127,680	137,316,010
Johnson & Johnson	571,936	118,344,997
Total		255,661,007

Professional Services 0.19%
Verisk Analytics, Inc.	40,707	9,161,925

Semiconductors & Semiconductor Equipment 18.17%
Analog Devices, Inc.	277,803	73,712,248
Broadcom, Inc.	694,631	279,908,508
Lam Research Corp.	707,969	110,443,164
NVIDIA Corp.	1,521,272	269,265,144
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	426,143	124,224,946
Total		857,554,010

Software 9.11%
Microsoft Corp.	733,435	360,857,354
Oracle Corp.	265,917	53,701,938
SAP SE ADR	62,969	15,222,756
Total		429,782,048
Investments	Shares	Fair Value
Specialty Retail 4.38%
Home Depot, Inc.	128,156	$45,741,439
Lowe’s Cos., Inc.	267,785	64,932,507
TJX Cos., Inc.	633,315	96,213,215
Total		206,887,161

Technology Hardware, Storage & Peripherals 2.24%
Apple, Inc.	379,117	105,716,775

Tobacco 1.98%
Philip Morris International, Inc.	594,381	93,603,120
Total Common Stocks (cost $2,710,547,582)		4,668,742,823

	Principal Amount

SHORT-TERM INVESTMENTS 1.01%

Repurchase Agreements 1.01%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $36,468,700 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $48,505,915; proceeds: $47,568,616 (cost $47,554,746)	$47,554,746	47,554,746
Total Investments in Securities 99.95% (cost $2,758,102,328)		4,716,297,569
Other Assets and Liabilities – Net 0.05%		2,592,172
Net Assets 100.00%		$4,718,889,741

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

DIVIDEND GROWTH FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,668,742,823	$–	$–	$4,668,742,823
Short-Term Investments
Repurchase Agreements	–	47,554,746	–	47,554,746
Total	$4,668,742,823	$47,554,746	$–	$4,716,297,569

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments

GROWTH OPPORTUNITIES FUND November 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.72%

COMMON STOCKS 95.72%

Aerospace & Defense 9.34%
Axon Enterprise, Inc.*	18,501	$9,993,130
Curtiss-Wright Corp.	17,321	9,774,067
Howmet Aerospace, Inc.	105,231	21,529,210
Karman Holdings, Inc.*	82,038	5,499,007
Kratos Defense & Security Solutions, Inc.*	81,194	6,178,863
Loar Holdings, Inc.*	66,162	4,528,789
Woodward, Inc.	25,880	7,764,777
Total		65,267,843

Automobile Components 0.82%
Modine Manufacturing Co.*	35,255	5,715,893

Beverages 0.70%
Celsius Holdings, Inc.*	120,089	4,916,444

Biotechnology 12.03%
Abivax SA ADR*	83,078	10,370,627
Alnylam Pharmaceuticals, Inc.*	30,677	13,842,383
Argenx SE ADR*	14,472	13,198,175
Insmed, Inc.*	78,930	16,399,286
Madrigal Pharmaceuticals, Inc.*	17,229	10,285,368
Natera, Inc.*	83,357	19,906,485
Total		84,002,324

Broadline Retail 4.00%
Coupang, Inc.*	325,050	9,153,408
MercadoLibre, Inc. (Uruguay)*(a)	3,841	7,957,707
Sea Ltd. ADR*	77,652	10,794,405
Total		27,905,520

Capital Markets 7.56%
ARES Management Corp. Class A	24,534	3,848,158
Coinbase Global, Inc. Class A*	19,958	5,444,942
Investments	Shares	Fair Value
Capital Markets (continued)
Evercore, Inc. Class A	20,131	$6,443,329
Interactive Brokers Group, Inc. Class A	121,404	7,893,688
Nasdaq, Inc.	50,586	4,599,279
Piper Sandler Cos.	17,072	5,734,485
Raymond James Financial, Inc.	37,029	5,796,520
Robinhood Markets, Inc. Class A*	101,437	13,033,640
Total		52,794,041

Communications Equipment 0.42%
Calix, Inc.*	53,048	2,931,963

Construction & Engineering 8.95%
API Group Corp.*	150,583	5,957,063
Comfort Systems USA, Inc.	21,930	21,424,294
EMCOR Group, Inc.	20,899	12,854,348
MasTec, Inc.*	35,803	7,657,546
Quanta Services, Inc.	31,437	14,614,433
Total		62,507,684

Electrical Equipment 4.09%
Nextpower, Inc. Class A*	47,798	4,379,253
Vertiv Holdings Co. Class A	134,776	24,223,290
Total		28,602,543

Electronic Equipment, Instruments & Components 0.72%
Fabrinet (Thailand)*(a)	10,979	5,043,862

Entertainment 5.45%
Liberty Media Corp.-Liberty Formula One Class A*	53,893	4,736,117
Live Nation Entertainment, Inc.*	38,687	5,085,406
ROBLOX Corp. Class A*	76,321	7,252,785
Spotify Technology SA (Sweden)*(a)	9,953	5,960,553

4	See Notes to Financial Statements.

Schedule of Investments (continued)

GROWTH OPPORTUNITIES FUND November 30, 2025

Investments	Shares	Fair Value
Entertainment (continued)
Take-Two Interactive Software, Inc.*	29,072	$7,153,747
TKO Group Holdings, Inc.	40,751	7,901,211
Total		38,089,819

Financial Services 2.61%
Affirm Holdings, Inc.*	138,566	9,831,258
Toast, Inc. Class A*	245,039	8,377,883
Total		18,209,141

Health Care Equipment & Supplies 4.64%
IDEXX Laboratories, Inc.*	23,824	17,936,613
Insulet Corp.*	44,173	14,452,964
Total		32,389,577

Health Care Providers & Services 1.82%
Guardant Health, Inc.*	117,365	12,724,713

Health Care Technology 0.33%
Veeva Systems, Inc. Class A*	9,562	2,297,653

Hotels, Restaurants & Leisure 2.71%
DoorDash, Inc. Class A*	29,948	5,940,785
Planet Fitness, Inc. Class A*	38,325	4,291,250
Royal Caribbean Cruises Ltd.	32,679	8,700,784
Total		18,932,819

Information Technology Services 4.65%
Cloudflare, Inc. Class A*	106,867	21,395,842
Snowflake, Inc.*	44,087	11,076,418
Total		32,472,260

Interactive Media & Services 2.31%
Reddit, Inc. Class A*	74,400	16,105,368

Machinery 1.88%
Crane Co.	33,420	6,124,215
RBC Bearings, Inc.*	15,696	6,984,249
Total		13,108,464
Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 0.87%
Cheniere Energy, Inc.	29,272	$6,102,041

Semiconductors & Semiconductor Equipment 6.47%
Astera Labs, Inc.*	86,885	13,690,470
Credo Technology Group Holding Ltd.*	73,247	13,008,667
Monolithic Power Systems, Inc.	6,961	6,460,991
Nova Ltd. (Israel)*(a)	23,119	7,232,548
Rambus, Inc.*	50,468	4,823,227
Total		45,215,903

Software 7.08%
AppLovin Corp. Class A*	18,513	11,098,173
Datadog, Inc. Class A*	91,981	14,717,880
Figma, Inc. Class A*(b)	5,236	188,339
Guidewire Software, Inc.*	53,031	11,453,635
Netskope, Inc. Class A*	154,217	2,834,509
Palantir Technologies, Inc. Class A*	37,933	6,389,814
ServiceTitan, Inc. Class A*	30,837	2,755,594
Total		49,437,944

Specialty Retail 3.24%
Carvana Co.*	60,441	22,635,155

Technology Hardware, Storage & Peripherals 0.81%
Pure Storage, Inc. Class A*	63,570	5,655,187

Textiles, Apparel & Luxury Goods 0.65%
Amer Sports, Inc. (Finland)*(a)	121,531	4,512,446

Trading Companies & Distributors 1.57%
FTAI Aviation Ltd.	63,264	10,959,855
Total Common Stocks (cost $463,095,896)		668,536,462

See Notes to Financial Statements.	5

Schedule of Investments (concluded)

GROWTH OPPORTUNITIES FUND November 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.51%

Repurchase Agreements 4.48%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $31,339,000 of U.S. Treasury Note at 4.125% due 1/31/2027 value: $31,944,243; proceeds: $31,326,879 (cost $31,317,744)	$31,317,744	$31,317,744

Time Deposits 0.00%
CitiBank N.A.(c) (cost $19,177)	19,177	19,177
Investments	Shares	Fair Value
Money Market Funds 0.03%
Fidelity Government Portfolio(c) (cost $172,594)	172,594	$172,594
Total Short-Term Investments (cost $31,509,515)		31,509,515
Total Investments in Securities 100.23% (cost $494,605,411)		700,045,977
Other Assets and Liabilities – Net (0.23)%		(1,614,117)
Net Assets 100.00%		$698,431,860

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$668,536,462	$–	$–	$668,536,462
Short-Term Investments
Repurchase Agreements	–	31,317,744	–	31,317,744
Time Deposits	–	19,177	–	19,177
Money Market Funds	172,594	–	–	172,594
Total	$668,709,056	$31,336,921	$–	$700,045,977

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Schedule of Investments

SMALL CAP VALUE FUND November 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.48%

COMMON STOCKS 99.48%

Automobile Components 1.85%
LCI Industries	59,602	$6,774,959

Banks 16.24%
Axos Financial, Inc.*	59,829	4,916,747
Bancorp, Inc.*	88,458	5,667,504
Bank of Hawaii Corp.	68,049	4,459,931
Bank of NT Butterfield & Son Ltd.	153,122	7,110,986
First BanCorp	360,680	7,130,644
Heritage Financial Corp.	280,934	6,725,560
Seacoast Banking Corp. of Florida	254,935	8,045,748
Wintrust Financial Corp.	55,643	7,457,275
WSFS Financial Corp.	143,907	8,031,450
Total		59,545,845

Building Products 3.04%
Griffon Corp.	99,590	7,469,250
UFP Industries, Inc.	39,622	3,684,450
Total		11,153,700

Capital Markets 4.15%
Affiliated Managers Group, Inc.	21,095	5,670,969
Marex Group PLC (United Kingdom)(a)	174,808	6,081,570
Moelis & Co. Class A	53,803	3,452,539
Total		15,205,078

Chemicals 4.63%
Avient Corp.	181,098	5,539,788
Element Solutions, Inc.	231,477	5,999,884
HB Fuller Co.	93,315	5,438,398
Total		16,978,070

Commercial Services & Supplies 1.76%
Brady Corp. Class A	82,292	6,438,526
Investments	Shares	Fair Value
Construction & Engineering 4.90%
Arcosa, Inc.	67,504	$7,191,876
Everus Construction Group, Inc.*	41,357	3,803,190
WillScot Holdings Corp.	352,492	6,961,717
Total		17,956,783

Consumer Finance 2.04%
FirstCash Holdings, Inc.	47,299	7,492,635

Consumer Staples Distribution & Retail 1.43%
PriceSmart, Inc.	42,739	5,261,171

Containers & Packaging 1.79%
TriMas Corp.	193,057	6,577,452

Electric: Utilities 2.03%
IDACORP, Inc.	56,410	7,433,710

Electronic Equipment, Instruments & Components 10.82%
Advanced Energy
Industries, Inc.	35,717	7,543,073
Belden, Inc.	55,819	6,329,875
Crane NXT Co.	98,361	5,537,724
Littelfuse, Inc.	27,797	7,116,588
Mirion Technologies, Inc.*	157,046	4,086,337
Vishay Precision Group, Inc.*	265,310	9,057,683
Total		39,671,280

Food Products 1.54%
Marzetti Co.	33,748	5,633,891

Ground Transportation 1.74%
Landstar System, Inc.	48,667	6,367,590

Health Care Providers & Services 3.23%
Addus HomeCare Corp.*	48,317	5,807,703
Pediatrix Medical Group, Inc.*	250,549	6,035,726
Total		11,843,429

See Notes to Financial Statements.	7

Schedule of Investments (continued)

SMALL CAP VALUE FUND November 30, 2025

Investments	Shares	Fair Value
Household Durables 1.37%
Taylor Morrison Home Corp.*	79,831	$5,004,605

Industrial REITS 1.67%
STAG Industrial, Inc.	156,319	6,140,210

Insurance 3.85%
TWFG, Inc.*	209,143	5,941,753
White Mountains Insurance Group Ltd.	4,028	8,153,679
Total		14,095,432

Leisure Products 1.79%
Acushnet Holdings Corp.	77,930	6,553,913

Life Sciences Tools & Services 1.78%
Fortrea Holdings, Inc.*	512,553	6,514,549

Machinery 3.32%
Crane Co.	20,417	3,741,415
Worthington Enterprises, Inc.	153,607	8,426,880
Total		12,168,295

Media 1.48%
Nexstar Media Group, Inc.	28,279	5,433,527

Oil, Gas & Consumable Fuels 4.13%
Chord Energy Corp.	81,301	7,630,912
Gulfport Energy Corp.*	33,741	7,507,035
Total		15,137,947

Personal Care Products 1.38%
Interparfums, Inc.	62,069	5,044,348

Pharmaceuticals 1.09%
Phibro Animal Health Corp. Class A	95,470	3,998,284

Professional Services 2.08%
Genpact Ltd.	172,790	7,613,127
Investments	Shares	Fair Value
Real Estate Management & Development 4.33%
Cushman & Wakefield Ltd.*	693,769	$11,620,630
Marcus & Millichap, Inc.	145,196	4,254,243
Total		15,874,873

Retail REITS 1.21%
Phillips Edison & Co., Inc.	124,638	4,424,649

Semiconductors & Semiconductor Equipment 2.45%
Silicon Motion Technology Corp. ADR	101,158	8,999,016

Software 2.86%
Blackbaud, Inc.*	78,099	4,403,222
Commvault Systems, Inc.*	49,111	6,065,208
Total		10,468,430

Textiles, Apparel & Luxury Goods 1.99%
Samsonite Group SA†(b)	2,952,151	7,297,012

Trading Companies & Distributors 1.51%
Rush Enterprises, Inc. Class A	106,422	5,540,329
Total Common Stocks (cost $305,236,073)		364,642,665

8	See Notes to Financial Statements.

Schedule of Investments (concluded)

SMALL CAP VALUE FUND November 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.56%

Repurchase Agreements 0.56%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $1,572,500 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $2,091,612; proceeds: $2,051,044 (cost $2,050,446)	$2,050,446	$2,050,446
Total Investments in Securities 100.04% (cost $307,286,519)		366,693,111
Other Assets and Liabilities – Net (0.04)%		(138,628)
Net Assets 100.00%		$366,554,483

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $7,297,012, which represents 1.99% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Textiles, Apparel & Luxury Goods	$–	$7,297,012	$–	$7,297,012
Remaining Industries	357,345,653	–	–	357,345,653
Short-Term Investments
Repurchase Agreements	–	2,050,446	–	2,050,446
Total	$357,345,653	$9,347,458	$–	$366,693,111

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	9

Statements of Assets and Liabilities

November 30, 2025

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,758,102,328	$494,605,411	$307,286,519
Investments in securities, at fair value including $0, $186,433 and $0, respectively, of securities loaned	$4,716,297,569	$700,045,977	$366,693,111
Receivables:
Interest and dividends	6,991,517	62,095	584,727
Capital shares sold	521,136	350,392	10,532
From advisor (See Note 3)	5,262	90,610	–
Securities lending income	617	–	458
Prepaid expenses and other assets	68,289	62,625	47,758
Total assets	4,723,884,390	700,611,699	367,336,586
LIABILITIES:
Payables:
Management fee	1,964,617	367,867	220,785
Capital shares reacquired	1,058,646	1,197,218	170,637
12b-1 distribution plan	668,679	101,240	59,494
Directors’ fees	411,590	92,406	173,645
Fund administration	152,325	22,638	11,775
Collateral due to broker for securities lending	–	191,771	–
Accrued expenses	738,792	206,699	145,767
Total liabilities	4,994,649	2,179,839	782,103
Commitments and contingent liabilities	–	–	–
NET ASSETS	$4,718,889,741	$698,431,860	$366,554,483
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,564,280,480	$454,397,253	$286,274,134
Total distributable earnings/(loss)	2,154,609,261	244,034,607	80,280,349
Net Assets	$4,718,889,741	$698,431,860	$366,554,483

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2025

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Net Assets by class:
Class A Shares	$2,885,255,258	$414,094,869	$166,124,578
Class C Shares	$131,727,427	$7,542,882	$1,814,189
Class F Shares	$64,764,593	$4,463,245	$2,123,357
Class F3 Shares	$439,386,558	$129,366,513	$28,042,605
Class I Shares	$1,150,853,282	$113,190,971	$149,657,654
Class P Shares	$1,267,879	$3,269,528	$7,717,425
Class R2 Shares	$1,355,596	$392,116	$848,691
Class R3 Shares	$14,846,250	$12,084,977	$2,946,460
Class R4 Shares	$5,236,919	$1,705,537	$430,855
Class R5 Shares	$785,426	$20,881	$623,563
Class R6 Shares	$23,410,553	$12,300,341	$6,225,106
Outstanding shares by class:
Class A Shares (538.125, 198 and 378 million shares of common stock authorized, $.001 par value)	110,707,121	14,015,692	10,909,602
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	5,156,186	453,875	963,412
Class F Shares (144.375, 66 and 63 million shares of common stock authorized, $.001 par value)	2,460,438	140,445	137,087
Class F3 Shares (88.125, 66 and 63 million shares of common stock authorized, $.001 par value)	16,464,579	3,492,705	1,319,983
Class I Shares (144.375, 66 and 315 million shares of common stock authorized, $.001 par value)	43,527,201	3,096,972	7,139,966
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	48,253	117,202	566,895
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	51,275	14,802	64,355
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	573,779	437,877	215,216
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	201,161	57,724	28,202
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	29,719	571	29,694
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	877,539	332,189	293,145
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$26.06	$29.55	$15.23
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75% and 5.75%, respectively)	$27.65	$31.35	$16.16
Class C Shares-Net asset value	$25.55	$16.62	$ 1.88
Class F Shares-Net asset value	$26.32	$31.78	$15.49
Class F3 Shares-Net asset value	$26.69	$37.04	$21.24
Class I Shares-Net asset value	$26.44	$36.55	$20.96
Class P Shares-Net asset value	$26.28	$27.90	$13.61
Class R2 Shares-Net asset value	$26.44	$26.49	$13.19
Class R3 Shares-Net asset value	$25.87	$27.60	$13.69
Class R4 Shares-Net asset value	$26.03	$29.55	$15.28
Class R5 Shares-Net asset value	$26.43	$36.60	$21.00
Class R6 Shares-Net asset value	$26.68	$37.03	$21.24

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	11

Statements of Operations

For the Year Ended November 30, 2025

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $1,004,692, $0 and $81,310, respectively)	$66,521,570	$1,272,710	$5,543,101
Securities lending net income	10,871	11,198	1,920
Interest and other	1,987,436	581,320	132,805
Total investment income	68,519,877	1,865,228	5,677,826
Expenses:
Management fee	22,501,939	3,898,483	2,781,751
12b-1 distribution plan–Class A	6,767,601	971,680	434,538
12b-1 distribution plan–Class C	1,269,601	76,543	23,683
12b-1 distribution plan–Class F	62,664	4,646	2,323
12b-1 distribution plan–Class P	5,517	14,135	36,066
12b-1 distribution plan–Class R2	6,988	2,420	4,993
12b-1 distribution plan–Class R3	72,654	58,530	13,266
12b-1 distribution plan–Class R4	13,156	4,233	1,226
Shareholder servicing	2,309,083	522,056	286,901
Fund administration	1,738,934	239,907	148,360
Reports to shareholders	284,702	63,038	32,778
Registration	204,218	175,104	152,206
Directors’ fees	189,262	25,194	16,625
Professional	104,207	59,740	54,528
Custody	38,390	8,495	12,499
Other	191,326	91,101	61,276
Gross expenses	35,760,242	6,215,305	4,063,019
Fees waived and expenses reimbursed (See Note 3)	(101,061)	(937,358)	(12,500)
Net expenses	35,659,181	5,277,947	4,050,519
Net investment income (loss)	32,860,696	(3,412,719)	1,627,307
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	204,272,357	63,085,965	20,642,483
Net realized gain/(loss) on foreign currency related transactions	51,847	(173)	(3,444)
Net change in unrealized appreciation/(depreciation) on investments	214,411,105	487,631	(56,914,969)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(11,738)	190	–
Net realized and unrealized gain/(loss)	418,723,571	63,573,613	(36,275,930)
Net Increase (Decrease) in Net Assets Resulting From Operations	$451,584,267	$60,160,894	$(34,648,623)

12	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
Operations:
Net investment income (loss)	$32,860,696	$29,347,079
Net realized gain/(loss)	204,324,204	192,913,651
Net change in unrealized appreciation/(depreciation)	214,399,367	906,848,312
Net increase (decrease) in net assets resulting from operations	451,584,267	1,129,109,042
Distributions to Shareholders:
Class A	(132,999,581)	(31,254,265)
Class C	(5,847,864)	(890,764)
Class F	(3,218,038)	(910,693)
Class F3	(18,763,088)	(4,806,147)
Class I	(49,319,007)	(13,007,855)
Class P	(53,342)	(10,190)
Class R2	(51,846)	(13,395)
Class R3	(710,947)	(154,545)
Class R4	(297,294)	(89,718)
Class R5	(17,443)	(4,794)
Class R6	(1,063,863)	(261,539)
Total distribution to shareholders	(212,342,313)	(51,403,905)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	577,024,886	472,381,040
Reinvestment of distributions	203,046,065	49,101,000
Cost of shares reacquired	(718,250,669)	(811,677,636)
Net increase (decrease) in net assets resulting from capital share transactions	61,820,282	(290,195,596)
Net increase (decrease) in net assets	301,062,236	787,509,541
NET ASSETS:
Beginning of year	$4,417,827,505	$3,630,317,964
End of year	$4,718,889,741	$4,417,827,505

14	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024

$(3,412,719)	$(2,864,889)	$1,627,307	$905,380
63,085,792	69,571,904	20,639,039	38,687,862
487,821	117,564,306	(56,914,969)	79,891,461

60,160,894	184,271,321	(34,648,623)	119,484,703

–	–	(19,323,694)	(233,061)
–	–	(1,429,342)	(27,671)
–	–	(254,976)	(7,213)
–	–	(2,318,706)	(83,678)
–	–	(11,505,336)	(395,798)
–	–	(1,009,683)	–
–	–	(97,134)	–
–	–	(264,772)	–
–	–	(51,145)	(559)
–	–	(22,780)	(827)
–	–	(551,859)	(15,659)
–	–	(36,829,427)	(764,466)

201,514,706	64,633,138	25,801,308	24,381,927
–	–	35,266,909	736,504
(128,587,524)	(101,264,350)	(60,079,331)	(78,259,362)

72,927,182	(36,631,212)	988,886	(53,140,931)
133,088,076	147,640,109	(70,489,164)	65,579,306

$565,343,784	$417,703,675	$437,043,647	$371,464,341
$698,431,860	$565,343,784	$366,554,483	$437,043,647

See Notes to Financial Statements.	15

Financial Highlights

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2025	$24.79	$0.16	$2.29	$2.45	$(0.16)	$(1.02)	$(1.18)
11/30/2024	18.85	0.15	6.06	6.21	(0.16)	(0.11)	(0.27)
11/30/2023	18.54	0.15	1.14	1.29	(0.15)	(0.83)	(0.98)
11/30/2022	21.23	0.17	(1.20)	(1.03)	(0.18)	(1.48)	(1.66)
11/30/2021	17.82	0.16	3.83	3.99	(0.15)	(0.43)	(0.58)
Class C
11/30/2025	24.33	(0.02)	2.26	2.24	–	(1.02)	(1.02)
11/30/2024	18.52	(0.01)	5.94	5.93	(0.01)	(0.11)	(0.12)
11/30/2023	18.23	0.01	1.12	1.13	(0.01)	(0.83)	(0.84)
11/30/2022	20.90	0.03	(1.17)	(1.14)	(0.05)	(1.48)	(1.53)
11/30/2021	17.55	0.01	3.78	3.79	(0.01)	(0.43)	(0.44)
Class F
11/30/2025	25.00	0.22	2.32	2.54	(0.20)	(1.02)	(1.22)
11/30/2024	18.99	0.20	6.11	6.31	(0.19)	(0.11)	(0.30)
11/30/2023	18.65	0.18	1.16	1.34	(0.17)	(0.83)	(1.00)
11/30/2022	21.32	0.22	(1.20)	(0.98)	(0.21)	(1.48)	(1.69)
11/30/2021	17.87	0.21	3.84	4.05	(0.17)	(0.43)	(0.60)
Class F3
11/30/2025	25.34	0.24	2.35	2.59	(0.22)	(1.02)	(1.24)
11/30/2024	19.25	0.22	6.19	6.41	(0.21)	(0.11)	(0.32)
11/30/2023	18.91	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.60	0.24	(1.22)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.23	3.89	4.12	(0.20)	(0.43)	(0.63)
Class I
11/30/2025	25.13	0.23	2.32	2.55	(0.22)	(1.02)	(1.24)
11/30/2024	19.10	0.21	6.14	6.35	(0.21)	(0.11)	(0.32)
11/30/2023	18.78	0.19	1.15	1.34	(0.19)	(0.83)	(1.02)
11/30/2022	21.48	0.25	(1.24)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.02	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
Class P
11/30/2025	24.98	0.12	2.32	2.44	(0.12)	(1.02)	(1.14)
11/30/2024	19.00	0.11	6.10	6.21	(0.12)	(0.11)	(0.23)
11/30/2023	18.68	0.11	1.15	1.26	(0.11)	(0.83)	(0.94)
11/30/2022	21.37	0.14	(1.20)	(1.06)	(0.15)	(1.48)	(1.63)
11/30/2021	17.93	0.12	3.86	3.98	(0.11)	(0.43)	(0.54)

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$26.06	10.52	0.89	0.89	0.69	$2,885,255	30
24.79	33.24	0.89	0.89	0.69	2,785,299	25
18.85	7.58	0.90	0.90	0.82	2,215,523	35
18.54	(5.30)	0.92	0.92	0.95	2,213,259	47
21.23	22.95	0.91	0.91	0.82	2,368,031	39

25.55	9.74	1.64	1.64	(0.06)	131,727	30
24.33	32.22	1.64	1.64	(0.06)	139,303	25
18.52	6.77	1.65	1.65	0.06	135,085	35
18.23	(6.00)	1.67	1.67	0.19	158,789	47
20.90	22.07	1.66	1.66	0.07	193,493	39

26.32	10.79	0.64	0.74	0.94	64,765	30
25.00	33.55	0.64	0.74	0.93	66,140	25
18.99	7.84	0.65	0.75	0.99	60,941	35
18.65	(5.05)	0.67	0.77	1.16	184,824	47
21.32	23.29	0.66	0.76	1.07	467,768	39

26.69	10.87	0.58	0.58	0.99	439,387	30
25.34	33.64	0.59	0.59	0.99	377,366	25
19.25	7.86	0.59	0.59	1.12	291,252	35
18.91	(4.95)	0.60	0.60	1.26	295,542	47
21.60	23.34	0.60	0.60	1.14	314,607	39

26.44	10.80	0.64	0.64	0.94	1,150,853	30
25.13	33.59	0.64	0.64	0.94	1,003,984	25
19.10	7.80	0.65	0.65	1.07	889,207	35
18.78	(5.04)	0.67	0.67	1.39	812,893	47
21.48	23.27	0.66	0.66	1.08	70,953	39

26.28	10.34	1.09	1.09	0.49	1,268	30
24.98	32.94	1.09	1.09	0.49	1,156	25
19.00	7.36	1.10	1.10	0.61	850	35
18.68	(5.46)	1.12	1.12	0.74	913	47
21.37	22.72	1.12	1.12	0.61	1,074	39

See Notes to Financial Statements.	17

Financial Highlights (concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2025	$25.13	$0.08	$2.33	$2.41	$(0.08)	$(1.02)	$(1.10)
11/30/2024	19.11	0.07	6.15	6.22	(0.09)	(0.11)	(0.20)
11/30/2023	18.78	0.08	1.16	1.24	(0.08)	(0.83)	(0.91)
11/30/2022	21.48	0.11	(1.22)	(1.11)	(0.11)	(1.48)	(1.59)
11/30/2021	18.02	0.10	3.87	3.97	(0.08)	(0.43)	(0.51)
Class R3
11/30/2025	24.62	0.10	2.27	2.37	(0.10)	(1.02)	(1.12)
11/30/2024	18.72	0.09	6.03	6.12	(0.11)	(0.11)	(0.22)
11/30/2023	18.43	0.10	1.13	1.23	(0.11)	(0.83)	(0.94)
11/30/2022	21.11	0.13	(1.19)	(1.06)	(0.14)	(1.48)	(1.62)
11/30/2021	17.72	0.11	3.81	3.92	(0.10)	(0.43)	(0.53)
Class R4
11/30/2025	24.76	0.16	2.29	2.45	(0.16)	(1.02)	(1.18)
11/30/2024	18.83	0.15	6.05	6.20	(0.16)	(0.11)	(0.27)
11/30/2023	18.53	0.15	1.13	1.28	(0.15)	(0.83)	(0.98)
11/30/2022	21.21	0.17	(1.18)	(1.01)	(0.19)	(1.48)	(1.67)
11/30/2021	17.80	0.16	3.82	3.98	(0.14)	(0.43)	(0.57)
Class R5
11/30/2025	25.12	0.25	2.30	2.55	(0.22)	(1.02)	(1.24)
11/30/2024	19.10	0.20	6.14	6.34	(0.21)	(0.11)	(0.32)
11/30/2023	18.77	0.19	1.16	1.35	(0.19)	(0.83)	(1.02)
11/30/2022	21.47	0.21	(1.20)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.01	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
Class R6
11/30/2025	25.33	0.24	2.35	2.59	(0.22)	(1.02)	(1.24)
11/30/2024	19.24	0.22	6.19	6.41	(0.21)	(0.11)	(0.32)
11/30/2023	18.90	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.59	0.23	(1.21)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.22	3.89	4.11	(0.20)	(0.43)	(0.63)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

18	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$26.44	10.14	1.24	1.24	0.34	$1,356	30
25.13	32.77	1.24	1.24	0.34	1,186	25
19.11	7.21	1.25	1.25	0.47	1,282	35
18.78	(5.64)	1.27	1.27	0.60	1,207	47
21.48	22.56	1.26	1.26	0.49	1,427	39

25.87	10.23	1.14	1.14	0.44	14,846	30
24.62	32.87	1.14	1.14	0.43	15,578	25
18.72	7.32	1.15	1.15	0.58	13,539	35
18.43	(5.53)	1.17	1.17	0.69	10,852	47
21.11	22.66	1.16	1.16	0.56	13,953	39

26.03	10.52	0.89	0.89	0.68	5,237	30
24.76	33.21	0.89	0.89	0.69	6,352	25
18.83	7.55	0.90	0.90	0.82	6,633	35
18.53	(5.30)	0.92	0.92	0.94	4,194	47
21.21	22.96	0.91	0.91	0.80	4,441	39

26.43	10.81	0.64	0.64	1.03	785	30
25.12	33.54	0.64	0.64	0.93	255	25
19.10	7.86	0.65	0.65	1.07	257	35
18.77	(5.09)	0.67	0.67	1.14	291	47
21.47	23.28	0.66	0.66	1.09	620	39

26.68	10.88	0.58	0.58	0.99	23,411	30
25.33	33.66	0.59	0.59	0.99	21,209	25
19.24	7.87	0.59	0.59	1.12	15,748	35
18.90	(5.00)	0.60	0.60	1.26	16,552	47
21.59	23.34	0.60	0.60	1.13	18,992	39

See Notes to Financial Statements.	19

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
11/30/2025	$27.16	$(0.18)	$2.57	$2.39	$–	$29.55
11/30/2024	18.47	(0.14)	8.83	8.69	–	27.16
11/30/2023	18.95	(0.11)	(0.37)	(0.48)	–	18.47
11/30/2022	31.15	(0.08)	(7.20)	(7.28)	(4.92)	18.95
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
Class C
11/30/2025	15.39	(0.21)	1.44	1.23	–	16.62
11/30/2024	10.55	(0.17)	5.01	4.84	–	15.39
11/30/2023	10.91	(0.14)	(0.22)	(0.36)	–	10.55
11/30/2022	20.21	(0.14)	(4.24)	(4.38)	(4.92)	10.91
11/30/2021	22.45	(0.30)	2.58	2.28	(4.52)	20.21
Class F
11/30/2025	29.17	(0.14)	2.75	2.61	–	31.78
11/30/2024	19.81	(0.12)	9.48	9.36	–	29.17
11/30/2023	20.30	(0.10)	(0.39)	(0.49)	–	19.81
11/30/2022	32.95	(0.06)	(7.67)	(7.73)	(4.92)	20.30
11/30/2021	33.64	(0.18)	4.01	3.83	(4.52)	32.95
Class F3
11/30/2025	33.93	(0.10)	3.21	3.11	–	37.04
11/30/2024	23.00	(0.09)	11.02	10.93	–	33.93
11/30/2023	23.52	(0.06)	(0.46)	(0.52)	–	23.00
11/30/2022	37.32	(0.02)	(8.86)	(8.88)	(4.92)	23.52
11/30/2021	37.47	(0.14)	4.51	4.37	(4.52)	37.32
Class I
11/30/2025	33.52	(0.13)	3.16	3.03	–	36.55
11/30/2024	22.73	(0.11)	10.90	10.79	–	33.52
11/30/2023	23.27	(0.08)	(0.46)	(0.54)	–	22.73
11/30/2022	37.00	(0.02)	(8.79)	(8.81)	(4.92)	23.27
11/30/2021	37.21	(0.17)	4.48	4.31	(4.52)	37.00
Class P
11/30/2025	25.70	(0.22)	2.42	2.20	–	27.90
11/30/2024	17.51	(0.18)	8.37	8.19	–	25.70
11/30/2023	18.01	(0.14)	(0.36)	(0.50)	–	17.51
11/30/2022	29.90	(0.12)	(6.85)	(6.97)	(4.92)	18.01
11/30/2021	31.01	(0.27)	3.68	3.41	(4.52)	29.90

20	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

8.76	0.96	1.11	(0.65)	$414,095	100
46.97	0.96	1.15	(0.66)	408,014	117
(2.48)	0.96	1.16	(0.61)	307,288	149
(27.23)	1.05	1.19	(0.40)	356,219	118
12.09	1.06	1.17	(0.71)	531,845	68

7.99	1.71	1.86	(1.40)	7,543	100
45.88	1.71	1.90	(1.41)	8,454	117
(3.30)	1.71	1.91	(1.38)	7,907	149
(27.73)	1.80	1.94	(1.16)	15,434	118
11.24	1.81	1.92	(1.47)	25,235	68

8.95	0.81	0.96	(0.50)	4,463	100
47.17	0.81	1.00	(0.51)	4,872	117
(2.36)	0.81	1.01	(0.51)	3,825	149
(27.09)	0.90	1.04	(0.29)	16,775	118
12.22	0.91	1.02	(0.57)	48,943	68

9.17	0.59	0.77	(0.28)	129,367	100
47.46	0.63	0.79	(0.33)	75,989	117
(2.17)	0.63	0.78	(0.28)	47,318	149
(26.98)	0.71	0.85	(0.06)	48,091	118
12.44	0.73	0.84	(0.39)	59,660	68

9.04	0.71	0.86	(0.39)	113,191	100
47.34	0.71	0.90	(0.41)	38,336	117
(2.23)	0.71	0.90	(0.34)	28,362	149
(27.03)	0.81	0.94	(0.06)	14,742	118
12.35	0.81	0.92	(0.48)	217,472	68

8.56	1.16	1.31	(0.86)	3,270	100
46.69	1.16	1.35	(0.86)	3,485	117
(2.72)	1.16	1.36	(0.81)	2,754	149
(27.35)	1.25	1.39	(0.60)	2,643	118
11.86	1.26	1.37	(0.92)	3,657	68

See Notes to Financial Statements.	21

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R2
11/30/2025	$24.44	$(0.24)	$2.29	$2.05	$–	$26.49
11/30/2024	16.68	(0.20)	7.96	7.76	–	24.44
11/30/2023	17.18	(0.16)	(0.34)	(0.50)	–	16.68
11/30/2022	28.79	(0.14)	(6.55)	(6.69)	(4.92)	17.18
11/30/2021	30.06	(0.31)	3.56	3.25	(4.52)	28.79
Class R3
11/30/2025	25.44	(0.23)	2.39	2.16	–	27.60
11/30/2024	17.34	(0.19)	8.29	8.10	–	25.44
11/30/2023	17.84	(0.15)	(0.35)	(0.50)	–	17.34
11/30/2022	29.68	(0.13)	(6.79)	(6.92)	(4.92)	17.84
11/30/2021	30.83	(0.28)	3.65	3.37	(4.52)	29.68
Class R4
11/30/2025	27.17	(0.18)	2.56	2.38	–	29.55
11/30/2024	18.47	(0.14)	8.84	8.70	–	27.17
11/30/2023	18.96	(0.11)	(0.38)	(0.49)	–	18.47
11/30/2022	31.15	(0.08)	(7.19)	(7.27)	(4.92)	18.96
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
Class R5
11/30/2025	33.57	(0.13)	3.16	3.03	–	36.60
11/30/2024	22.76	(0.11)	10.92	10.81	–	33.57
11/30/2023	23.30	(0.08)	(0.46)	(0.54)	–	22.76
11/30/2022	37.03	(0.06)	(8.75)	(8.81)	(4.92)	23.30
11/30/2021	37.24	(0.17)	4.48	4.31	(4.52)	37.03
Class R6
11/30/2025	33.92	(0.10)	3.21	3.11	–	37.03
11/30/2024	22.99	(0.09)	11.02	10.93	–	33.92
11/30/2023	23.52	(0.06)	(0.47)	(0.53)	–	22.99
11/30/2022	37.31	(0.02)	(8.85)	(8.87)	(4.92)	23.52
11/30/2021	37.46	(0.15)	4.52	4.37	(4.52)	37.31

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

22	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

8.39	1.31	1.46	(1.00)	$392	100
46.43	1.31	1.50	(1.03)	439	117
(2.85)	1.31	1.51	(0.97)	683	149
(27.44)	1.40	1.54	(0.77)	858	118
11.68	1.41	1.52	(1.07)	1,257	68

8.49	1.21	1.36	(0.90)	12,085	100
46.63	1.21	1.40	(0.91)	11,994	117
(2.75)	1.21	1.41	(0.86)	9,340	149
(27.39)	1.30	1.44	(0.65)	10,319	118
11.79	1.31	1.42	(0.97)	15,075	68

8.76	0.96	1.11	(0.66)	1,706	100
47.02	0.96	1.15	(0.66)	2,323	117
(2.53)	0.96	1.16	(0.61)	1,695	149
(27.19)	1.04	1.19	(0.40)	2,038	118
12.08	1.06	1.17	(0.72)	2,643	68

9.03	0.71	0.83	(0.40)	21	100
47.43	0.71	0.87	(0.41)	15	117
(2.27)	0.71	0.90	(0.37)	47	149
(27.01)	0.80	0.94	(0.23)	65	118
12.34	0.81	0.92	(0.46)	194	68

9.17	0.59	0.77	(0.29)	12,300	100
47.48	0.63	0.79	(0.33)	11,424	117
(2.21)	0.63	0.78	(0.28)	8,484	149
(26.96)	0.71	0.85	(0.07)	9,216	118
12.44	0.74	0.84	(0.40)	12,593	68

See Notes to Financial Statements.	23

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2025	$18.32	$0.05	$(1.45)	$(1.40)	$– (c)	$(1.69)	$(1.69)
11/30/2024	13.64	0.02	4.68	4.70	(0.02)	–	(0.02)
11/30/2023	13.57	0.04	0.51	0.55	(0.03)	(0.45)	(0.48)
11/30/2022	17.62	0.04	(1.40)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	13.97	0.05	3.76	3.81	(0.16)	–	(0.16)
Class C
11/30/2025	3.83	(0.01)	(0.24)	(0.25)	(0.01)	(1.69)	(1.70)
11/30/2024	2.89	(0.02)	0.98	0.96	(0.02)	–	(0.02)
11/30/2023	3.29	(0.01)	0.09	0.08	(0.03)	(0.45)	(0.48)
11/30/2022	6.32	(0.02)	(0.34)	(0.36)	– (c)	(2.67)	(2.67)
11/30/2021	5.12	(0.03)	1.37	1.34	(0.14)	–	(0.14)
Class F
11/30/2025	18.61	0.07	(1.47)	(1.40)	(0.03)	(1.69)	(1.72)
11/30/2024	13.85	0.04	4.76	4.80	(0.04)	–	(0.04)
11/30/2023	13.77	0.06	0.51	0.57	(0.04)	(0.45)	(0.49)
11/30/2022	17.83	0.06	(1.41)	(1.35)	(0.04)	(2.67)	(2.71)
11/30/2021	14.14	0.05	3.82	3.87	(0.18)	–	(0.18)
Class F3
11/30/2025	24.83	0.13	(1.99)	(1.86)	(0.04)	(1.69)	(1.73)
11/30/2024	18.46	0.09	6.34	6.43	(0.06)	–	(0.06)
11/30/2023	18.17	0.11	0.70	0.81	(0.07)	(0.45)	(0.52)
11/30/2022	22.66	0.12	(1.87)	(1.75)	(0.07)	(2.67)	(2.74)
11/30/2021	17.90	0.13	4.82	4.95	(0.19)	–	(0.19)
Class I
11/30/2025	24.54	0.12	(1.97)	(1.85)	(0.04)	(1.69)	(1.73)
11/30/2024	18.25	0.08	6.26	6.34	(0.05)	–	(0.05)
11/30/2023	17.98	0.10	0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.47	0.08	(1.84)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.76	0.12	4.78	4.90	(0.19)	–	(0.19)
Class P
11/30/2025	16.59	0.02	(1.31)	(1.29)	–	(1.69)	(1.69)
11/30/2024	12.36	(0.01)	4.24	4.23	–	–	–
11/30/2023	12.35	0.01	0.46	0.47	(0.01)	(0.45)	(0.46)
11/30/2022	16.28	0.01	(1.27)	(1.26)	– (c)	(2.67)	(2.67)
11/30/2021	12.92	0.01	3.48	3.49	(0.13)	–	(0.13)

24	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$15.23	(8.03)	1.21	1.21	0.32	$166,125	69
18.32	34.47	1.21	1.21	0.11	210,245	42
13.64	4.41	1.19	1.19	0.29	178,084	34
13.57	(9.18)	1.22	1.23	0.31	191,440	54
17.62	27.48	1.17	1.17	0.27	235,845	78

1.88	(8.95)	1.97	1.97	(0.46)	1,814	69
3.83	33.45	1.96	1.96	(0.65)	3,326	42
2.89	3.85	1.94	1.94	(0.46)	3,635	34
3.29	(10.03)	1.98	1.99	(0.45)	4,974	54
6.32	26.62	1.92	1.92	(0.54)	7,246	78

15.49	(7.93)	1.06	1.06	0.47	2,123	69
18.61	34.69	1.06	1.06	0.26	2,769	42
13.85	4.53	1.05	1.05	0.42	2,732	34
13.77	(8.99)	1.08	1.08	0.39	5,667	54
17.83	27.63	1.02	1.02	0.31	15,604	78

21.24	(7.76)	0.89	0.89	0.64	28,043	69
24.83	34.88	0.88	0.88	0.44	33,175	42
18.46	4.75	0.88	0.88	0.60	28,053	34
18.17	(8.85)	0.88	0.88	0.67	27,967	54
22.66	27.89	0.84	0.84	0.60	30,482	78

20.96	(7.81)	0.96	0.96	0.58	149,658	69
24.54	34.82	0.96	0.96	0.36	164,679	42
18.25	4.66	0.94	0.94	0.54	138,027	34
17.98	(8.95)	0.97	0.97	0.42	157,173	54
22.47	27.81	0.92	0.92	0.53	372,878	78

13.61	(8.24)	1.41	1.42	0.12	7,717	69
16.59	34.22	1.41	1.41	(0.09)	10,507	42
12.36	4.16	1.39	1.39	0.09	11,877	34
12.35	(9.33)	1.42	1.43	0.11	12,171	54
16.28	27.22	1.37	1.37	0.09	14,393	78

See Notes to Financial Statements.	25

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2025	$16.15	$–	(c)	$(1.27)	$(1.27)	$–	$(1.69)	$(1.69)
11/30/2024	12.05	(0.03)		4.13	4.10	–	–	–
11/30/2023	12.06	(0.01)		0.45	0.44	–	(0.45)	(0.45)
11/30/2022	15.98	–	(c)	(1.25)	(1.25)	– (c)	(2.67)	(2.67)
11/30/2021	12.69	(0.01)		3.41	3.40	(0.11)	–	(0.11)
Class R3
11/30/2025	16.69	0.01		(1.32)	(1.31)	–	(1.69)	(1.69)
11/30/2024	12.44	(0.02)		4.27	4.25	–	–	–
11/30/2023	12.42	0.01		0.46	0.47	–	(0.45)	(0.45)
11/30/2022	16.37	–	(c)	(1.28)	(1.28)	– (c)	(2.67)	(2.67)
11/30/2021	12.99	–	(c)	3.50	3.50	(0.12)	–	(0.12)
Class R4
11/30/2025	18.38	0.05		(1.46)	(1.41)	– (c)	(1.69)	(1.69)
11/30/2024	13.68	0.02		4.70	4.72	(0.02)	–	(0.02)
11/30/2023	13.61	0.04		0.50	0.54	(0.02)	(0.45)	(0.47)
11/30/2022	17.66	0.01		(1.37)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	14.00	0.05		3.77	3.82	(0.16)	–	(0.16)
Class R5
11/30/2025	24.58	0.13		(1.98)	(1.85)	(0.04)	(1.69)	(1.73)
11/30/2024	18.28	0.08		6.27	6.35	(0.05)	–	(0.05)
11/30/2023	18.01	0.10		0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.50	0.10		(1.86)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.78	0.07		4.84	4.91	(0.19)	–	(0.19)
Class R6
11/30/2025	24.82	0.13		(1.97)	(1.84)	(0.05)	(1.69)	(1.74)
11/30/2024	18.45	0.10		6.33	6.43	(0.06)	–	(0.06)
11/30/2023	18.17	0.11		0.69	0.80	(0.07)	(0.45)	(0.52)
11/30/2022	22.65	0.12		(1.86)	(1.74)	(0.07)	(2.67)	(2.74)
11/30/2021	17.89	0.13		4.82	4.95	(0.19)	–	(0.19)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

26	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$13.19	(8.35)	1.56	1.56	(0.02)	$849	69
16.15	34.02	1.56	1.56	(0.23)	943	42
12.05	4.02	1.54	1.54	(0.06)	520	34
12.06	(9.46)	1.58	1.58	(0.02)	521	54
15.98	27.00	1.52	1.52	(0.08)	607	78

13.69	(8.31)	1.46	1.46	0.09	2,946	69
16.69	34.16	1.46	1.46	(0.12)	2,578	42
12.44	4.15	1.44	1.44	0.05	2,816	34
12.42	(9.41)	1.48	1.48	0.03	2,663	54
16.37	27.18	1.42	1.42	0.02	4,829	78

15.28	(8.05)	1.21	1.21	0.31	431	69
18.38	34.53	1.21	1.21	0.12	599	42
13.68	4.37	1.19	1.19	0.28	398	34
13.61	(9.14)	1.21	1.22	0.07	458	54
17.66	27.51	1.17	1.17	0.27	1,564	78

21.00	(7.80)	0.96	0.96	0.62	624	69
24.58	34.82	0.96	0.96	0.37	328	42
18.28	4.66	0.94	0.94	0.54	284	34
18.01	(8.93)	0.97	0.98	0.56	283	54
22.50	27.83	0.92	0.92	0.33	326	78

21.24	(7.72)	0.89	0.89	0.64	6,225	69
24.82	34.89	0.88	0.88	0.46	7,893	42
18.45	4.70	0.88	0.88	0.60	5,039	34
18.17	(8.81)	0.88	0.88	0.64	5,470	54
22.65	27.91	0.84	0.84	0.60	8,311	78

See Notes to Financial Statements.	27

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at November 30, 2025: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the Class C shares have been held at least eight years. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the

Notes to Financial Statements (continued)

terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (“the Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would

Notes to Financial Statements (continued)

use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of November 30, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of November 30, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Funds.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Dividend Growth Fund

First $2 billion	.55%
Over $2 billion	.49%

Growth Opportunities Fund

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Small Cap Value Fund

First $2 billion	.75%
Over $2 billion	.70%

For the fiscal year ended November 30, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Dividend Growth Fund	.52%
Growth Opportunities Fund	.49%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the fiscal year ended November 30, 2025:

Fund	Amount
Dividend Growth Fund	$38,397
Small Cap Value Fund	12,500

For the fiscal year ended November 30, 2025 and continuing through March 31, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective April 1, 2025		Prior to April 1, 2025
	Classes		Classes
Fund	A, C, F, I, P, R2, R3, R4 and R5	F3 and R6	A, C, F, I, P, R2, R3, R4 and R5	F3 and R6
Growth Opportunities Fund	.71%	.59%	.71%	.63%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the fiscal year ended November 30, 2025 and continuing through March 31, 2026, the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended November 30, 2025:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$271,864	$1,778,020
Growth Opportunities Fund	43,950	286,477
Small Cap Value Fund	11,801	66,933

The Distributor received the following amounts of CDSCs for the fiscal year ended November 30, 2025:

	Class A	Class C
Dividend Growth Fund	$32,451	$8,678
Growth Opportunities Fund	1,433	278
Small Cap Value Fund	745	233

Other Related Parties

As of November 30, 2025, the percentages of the Funds’ outstanding shares owned by other Lord Abbett funds that invest principally in affiliated mutual funds managed by Lord Abbett fund of funds were as follows:

Fund of Funds	Dividend Growth Fund	Small Cap Value Fund
Alpha Strategy Fund	–	26.65%
Multi-Asset Balanced Opportunity Fund	6.07%	–
Multi-Asset Income Fund	1.35%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$35,580,929	$176,761,384	$–	$212,342,313
Growth Opportunities Fund	–	–	–	–
Small Cap Value Fund	422,017	36,407,410	–	36,829,427

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$30,815,822	$20,588,083	$–	$51,403,905
Growth Opportunities Fund	–	–	–	–
Small Cap Value Fund	764,466	–	–	764,466

As of November 30, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Dividend Growth Fund	$–	$6,161,039	$196,360,095	$–	$1,952,499,717	$(411,590)	$2,154,609,261
Growth Opportunities Fund	–	–	44,972,396	(4,419,231)	203,573,848	(92,406)	244,034,607
Small Cap Value Fund	–	1,252,057	19,696,288	–	59,505,649	(173,645)	80,280,349

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Dividend Growth Fund	$–	$–	$–
Growth Opportunities Fund	(4,419,231)	–	–
Small Cap Value Fund	–	–	–

Notes to Financial Statements (continued)

As of November 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth Fund	$2,763,804,861	$1,983,758,158	$(31,265,450)	$1,952,492,708
Growth Opportunities Fund	496,472,129	215,429,399	(11,855,551)	203,573,848
Small Cap Value Fund	307,187,462	66,916,545	(7,410,896)	59,505,649

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Dividend Growth Fund	$–	$–
Growth Opportunities Fund	2,248,458	(2,248,458)
Small Cap Value Fund	(11,633)	11,633

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended November 30, 2025 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Dividend Growth Fund	$–	$1,291,225,195	$–	$1,389,677,474
Growth Opportunities Fund	–	634,198,918	–	583,825,020
Small Cap Value Fund	–	257,269,161	–	290,083,657

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended November 30, 2025, the following Fund engaged in cross-trades:

Fund	Purchases
Small Cap Value Fund	$173,320

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings

Notes to Financial Statements (continued)

accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended November 30, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended November 30, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

10.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of November 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Growth Opportunities Fund	$186,433	$191,771

(1)	Statements of Assets and Liabilities location: Payable: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing

Notes to Financial Statements (continued)

economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts, foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Notes to Financial Statements (continued)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,176,504	$192,060,016	7,942,418	$171,733,225
Reinvestment of distributions	5,567,136	129,270,491	1,479,396	30,359,890
Shares reacquired	(15,397,244)	(363,354,266)	(14,594,700)	(315,825,501)
Decrease	(1,653,604)	$(42,023,759)	(5,172,886)	$(113,732,386)

Class C Shares
Shares sold	1,107,241	$25,727,076	810,475	$17,202,574
Reinvestment of distributions	241,303	5,484,815	43,700	835,362
Shares reacquired	(1,916,849)	(44,065,670)	(2,423,642)	(52,051,079)
Decrease	(568,305)	$(12,853,779)	(1,569,467)	$(34,013,143)

Class F Shares
Shares sold	372,013	$8,848,903	253,072	$5,633,494
Reinvestment of distributions	133,957	3,138,951	42,890	888,362
Shares reacquired	(691,235)	(16,295,371)	(859,901)	(18,795,480)
Decrease	(185,265)	$(4,307,517)	(563,939)	$(12,273,624)

Class F3 Shares
Shares sold	3,864,138	$93,994,023	2,826,669	$63,260,986
Reinvestment of distributions	788,873	18,760,208	227,348	4,805,653
Shares reacquired	(3,081,330)	(74,662,102)	(3,292,029)	(73,011,380)
Increase (decrease)	1,571,681	$38,092,129	(238,012)	$(4,944,741)

Class I Shares
Shares sold	10,224,233	$244,635,427	9,137,188	$207,549,524
Reinvestment of distributions	1,910,742	45,035,941	570,112	11,900,964
Shares reacquired	(8,560,475)	(205,406,809)	(16,304,246)	(340,478,791)
Increase (decrease)	3,574,500	$84,264,559	(6,596,946)	$(121,028,303)

Class P Shares
Shares sold	36,719	$885,318	5,455	$120,984
Reinvestment of distributions	2,278	53,342	496	10,189
Shares reacquired	(37,023)	(904,780)	(4,398)	(95,200)
Increase	1,974	$33,880	1,553	$35,973

Class R2 Shares
Shares sold	4,908	$121,700	5,918	$129,094
Reinvestment of distributions	2,203	51,846	654	13,395
Shares reacquired	(3,048)	(70,353)	(26,467)	(626,142)
Increase (decrease)	4,063	$103,193	(19,895)	$(483,653)

Notes to Financial Statements (continued)

Dividend Growth Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	60,210	$1,418,410	91,639	$1,955,074
Reinvestment of distributions	30,864	710,947	7,673	154,544
Shares reacquired	(150,057)	(3,549,019)	(189,594)	(4,057,183)
Decrease	(58,983)	$(1,419,662)	(90,282)	$(1,947,565)

Class R4 Shares
Shares sold	29,278	$680,076	53,840	$1,174,842
Reinvestment of distributions	8,094	187,542	2,120	43,425
Shares reacquired	(92,726)	(2,143,587)	(151,770)	(3,371,577)
Decrease	(55,354)	$(1,275,969)	(95,810)	$(2,153,310)

Class R5 Shares
Shares sold	52,502	$1,250,300	4,869	$98,377
Reinvestment of distributions	741	17,443	229	4,794
Shares reacquired	(33,678)	(783,138)	(8,421)	(188,892)
Increase (decrease)	19,565	$484,605	(3,323)	$(85,721)

Class R6 Shares
Shares sold	314,817	$7,403,637	161,924	$3,522,866
Reinvestment of distributions	14,065	334,539	3,995	84,422
Shares reacquired	(288,637)	(7,015,574)	(146,994)	(3,176,411)
Increase	40,245	$722,602	18,925	$430,877

Growth Opportunities Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,182,127	$31,819,426	983,798	$21,459,523
Shares reacquired	(2,186,830)	(57,611,446)	(2,600,434)	(56,158,599)
Decrease	(1,004,703)	$(25,792,020)	(1,616,636)	$(34,699,076)

Class C Shares
Shares sold	68,589	$1,046,260	68,934	$848,093
Shares reacquired	(163,832)	(2,440,922)	(269,483)	(3,278,205)
Decrease	(95,243)	$(1,394,662)	(200,549)	$(2,430,112)

Class F Shares
Shares sold	25,927	$814,304	7,423	$201,336
Shares reacquired	(52,480)	(1,657,466)	(33,559)	(769,009)
Decrease	(26,553)	$(843,162)	(26,136)	$(567,673)

Class F3 Shares
Shares sold	2,025,247	$69,691,043	867,561	$23,625,680
Shares reacquired	(771,970)	(25,595,180)	(685,773)	(18,475,627)
Increase	1,253,277	$44,095,863	181,788	$5,150,053

Class I Shares
Shares sold	2,991,224	$93,671,942	546,998	$15,698,864
Shares reacquired	(1,037,973)	(34,585,982)	(650,875)	(16,560,352)
Increase (decrease)	1,953,251	$59,085,960	(103,877)	$(861,488)

Class P Shares
Shares sold	17,142	$421,347	14,513	$288,434
Shares reacquired	(35,550)	(906,899)	(36,192)	(715,133)
Decrease	(18,408)	$(485,552)	(21,679)	$(426,699)

Notes to Financial Statements (continued)

Growth Opportunities Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	3,159	$72,886	13,568	$257,793
Shares reacquired	(6,299)	(152,918)	(36,606)	(691,081)
Decrease	(3,140)	$(80,032)	(23,038)	$(433,288)

Class R3 Shares
Shares sold	51,935	$1,288,670	51,947	$1,043,711
Shares reacquired	(85,538)	(2,195,964)	(119,101)	(2,367,818)
Decrease	(33,603)	$(907,294)	(67,154)	$(1,324,107)

Class R4 Shares
Shares sold	8,783	$233,791	13,930	$300,035
Shares reacquired	(36,589)	(961,170)	(20,189)	(426,196)
Decrease	(27,806)	$(727,379)	(6,259)	$(126,161)

Class R5 Shares
Shares sold	132	$4,971	442	$10,074
Shares reacquired	–	–	(2,076)	(48,286)
Increase (decrease)	132	$4,971	(1,634)	$(38,212)

Class R6 Shares
Shares sold	73,240	$2,450,066	34,328	$899,595
Shares reacquired	(77,812)	(2,479,577)	(66,600)	(1,774,044)
Decrease	(4,572)	$(29,511)	(32,272)	$(874,449)

Small Cap Value Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	626,137	$9,303,215	595,730	$9,324,885
Reinvestment of distributions	1,150,743	18,273,804	14,747	220,475
Shares reacquired	(2,340,780)	(34,730,008)	(2,190,814)	(34,276,509)
Decrease	(563,900)	$(7,152,989)	(1,580,337)	$(24,731,149)

Class C Shares
Shares sold	86,634	$162,527	63,752	$206,901
Reinvestment of distributions	721,890	1,429,342	8,797	27,622
Shares reacquired	(714,099)	(1,366,984)	(462,342)	(1,509,068)
Increase (decrease)	94,425	$224,885	(389,793)	$(1,274,545)

Class F Shares
Shares sold	13,613	$209,075	13,768	$228,049
Reinvestment of distributions	12,040	194,213	370	5,614
Shares reacquired	(37,356)	(559,597)	(62,635)	(991,728)
Decrease	(11,703)	$(156,309)	(48,497)	$(758,065)

Class F3 Shares
Shares sold	211,732	$4,322,829	161,127	$3,419,810
Reinvestment of distributions	104,961	2,318,586	4,145	83,678
Shares reacquired	(332,540)	(6,819,374)	(349,387)	(7,440,485)
Decrease	(15,847)	$(177,959)	(184,115)	$(3,936,997)

Notes to Financial Statements (concluded)

Small Cap Value Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	460,279	$8,681,293	326,323	$7,000,912
Reinvestment of distributions	526,132	11,474,945	19,767	394,751
Shares reacquired	(556,129)	(11,644,589)	(1,198,240)	(25,350,959)
Increase (decrease)	430,282	$8,511,649	(852,150)	$(17,955,296)

Class P Shares
Shares sold	53,082	$680,058	84,990	$1,225,300
Reinvestment of distributions	71,002	1,009,651	–	–
Shares reacquired	(190,397)	(2,621,180)	(412,402)	(5,773,513)
Decrease	(66,313)	$(931,471)	(327,412)	$(4,548,213)

Class R2 Shares
Shares sold	13,471	$166,695	26,290	$361,896
Reinvestment of distributions	7,039	97,134	–	–
Shares reacquired	(14,566)	(187,212)	(10,993)	(147,827)
Increase	5,944	$76,617	15,297	$214,069

Class R3 Shares
Shares sold	109,274	$1,348,960	48,130	$759,817
Reinvestment of distributions	18,503	264,772	–	–
Shares reacquired	(67,061)	(821,769)	(119,982)	(1,773,890)
Increase (decrease)	60,716	$791,963	(71,852)	$(1,014,073)

Class R4 Shares
Shares sold	7,843	$113,792	4,848	$75,731
Reinvestment of distributions	2,441	38,885	29	429
Shares reacquired	(14,687)	(225,522)	(1,395)	(21,586)
Increase (decrease)	(4,403)	$(72,845)	3,482	$54,574

Class R5 Shares
Shares sold	16,387	$340,404	221	$4,526
Reinvestment of distributions	1,042	22,779	41	827
Shares reacquired	(1,090)	(22,736)	(2,418)	(52,504)
Increase (decrease)	16,339	$340,447	(2,156)	$(47,151)

Class R6 Shares
Shares sold	22,080	$472,460	87,297	$1,774,100
Reinvestment of distributions	6,468	142,798	154	3,108
Shares reacquired	(53,361)	(1,080,360)	(42,616)	(921,293)
Increase (decrease)	(24,813)	$(465,102)	44,835	$855,915

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Research Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Research Fund, Inc. (the “Company”) comprising the Lord Abbett Dividend Growth Fund, Lord Abbett Growth Opportunities Fund, and Lord Abbett Small-Cap Value Series, including the schedules of investments, as of November 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Research Fund, Inc. as of November 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
January 26, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Dividend Growth Fund	100%	100%
Growth Opportunities Fund	0%	0%
Small Cap Value Fund	100%	100%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Dividend Growth Fund	$176,761,384
Growth Opportunities Fund	–
Small Cap Value Fund	36,407,410

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-2 (01/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: January 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: January 26, 2026

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: January 26, 2026